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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09913

AIM Counselor Series Trust

(Invesco Counselor Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 05/31/13

Item 1. Schedule of Investments.

Invesco American Franchise Fund

Quarterly Schedule of Portfolio Holdings

May 31, 2013

invesco.com/us	VK-AMFR-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.05%

Aerospace & Defense–2.90%

Boeing Co. (The)	959,533	$95,012,958
United Technologies Corp.	743,725	70,579,502
		165,592,460

Apparel Retail–1.09%

Gap, Inc. (The)	1,535,783	62,276,001

Apparel, Accessories & Luxury Goods–1.49%

Michael Kors Holdings Ltd. (b)	843,715	53,002,176
Prada S.p.A. (Italy)	3,336,600	31,997,321
		84,999,497

Application Software–3.03%

Autodesk, Inc. (b)	876,556	33,072,458
Citrix Systems, Inc. (b)	1,364,108	87,780,350
Salesforce.com, Inc. (b)	1,242,366	52,589,352
		173,442,160

Automobile Manufacturers–1.73%

General Motors Co. (b)	2,913,119	98,725,603

Biotechnology–7.57%

Amgen Inc.	686,947	69,058,782
Biogen Idec Inc. (b)	193,129	45,866,206
Celgene Corp. (b)	977,769	120,901,137
Gilead Sciences, Inc. (b)	3,609,649	196,653,677
		432,479,802

Brewers–1.14%

Anheuser-Busch InBev N.V. -ADR (Belgium)	711,446	65,396,116

Broadcasting–1.15%

CBS Corp. -Class B	1,325,839	65,629,030

Cable & Satellite–6.44%

Comcast Corp. -Class A	705,354	28,319,963
DIRECTV (b)	2,159,234	131,993,974
DISH Network Corp. -Class A	5,393,609	207,869,691
		368,183,628

Casinos & Gaming–0.95%

Las Vegas Sands Corp.	938,335	54,329,597

Communications Equipment–3.94%

QUALCOMM, Inc.	3,042,832	193,158,975
Telefonaktiebolaget LM Ericsson -ADR (Sweden)	2,734,835	31,915,525
		225,074,500

	Shares	Value

Computer Hardware–4.35%

Apple Inc.	553,402	$248,853,811

Computer Storage & Peripherals–1.21%

EMC Corp.	2,791,386	69,114,717

Construction & Engineering–0.84%

Foster Wheeler AG (Switzerland)(b)	2,086,176	48,023,772

Construction & Farm Machinery & Heavy Trucks–1.92%

Cummins Inc.	917,902	109,808,616

Consumer Finance–0.71%

Capital One Financial Corp.	669,278	40,779,109

Data Processing & Outsourced Services–1.80%

Visa Inc. -Class A	578,787	103,105,116

Fertilizers & Agricultural Chemicals–1.77%

Monsanto Co.	552,453	55,598,870
Mosaic Co. (The)	750,448	45,642,247
		101,241,117

General Merchandise Stores–1.19%

Dollar General Corp. (b)	1,287,555	67,982,904

Health Care Equipment–0.47%

Abbott Laboratories	724,601	26,571,119

Health Care Facilities–0.72%

HCA Holdings, Inc.	1,057,585	41,309,270

Health Care Services–0.92%

Express Scripts Holding Co. (b)	845,723	52,536,313

Health Care Technology–0.43%

Cerner Corp. (b)	249,002	24,471,917

Home Improvement Retail–1.99%

Lowe’s Cos., Inc.	2,704,905	113,903,550

Homebuilding–0.45%

PulteGroup Inc. (b)	1,198,967	25,885,698

Industrial Conglomerates–2.94%

Danaher Corp.	928,631	57,407,968
General Electric Co.	4,743,112	110,609,372
		168,017,340

Industrial Machinery–0.84%

Ingersoll-Rand PLC	834,950	48,034,674

Insurance Brokers–0.64%

Aon PLC	577,710	36,782,796

See accompanying notes which are an integral part of this schedule.

Invesco American Franchise Fund

	Shares	Value

Internet Retail–4.69%

Amazon.com, Inc. (b)	391,200	$105,244,536
Priceline.com Inc. (b)	202,597	162,873,806
		268,118,342

Internet Software & Services–9.22%

Baidu, Inc. -ADR (China)(b)	156,959	15,168,518
eBay Inc. (b)	1,671,259	90,415,112
Facebook Inc. -Class A (b)	7,859,322	191,374,491
Google Inc. -Class A (b)	264,270	230,023,250
		526,981,371

Investment Banking & Brokerage–0.98%

Goldman Sachs Group, Inc. (The)	346,693	56,192,001

IT Consulting & Other Services–0.77%

International Business Machines Corp.	211,601	44,017,240

Life Sciences Tools & Services–0.77%

Thermo Fisher Scientific, Inc.	500,581	44,201,302

Movies & Entertainment–0.74%

Walt Disney Co. (The)	672,750	42,437,070

Oil & Gas Equipment & Services–3.21%

Schlumberger Ltd.	989,239	72,244,124
Weatherford International Ltd. (b)	8,255,858	111,371,525
		183,615,649

Oil & Gas Exploration & Production–1.87%

Anadarko Petroleum Corp.	1,219,861	106,701,242

Other Diversified Financial Services–2.27%

Citigroup Inc.	2,497,859	129,863,689

Packaged Foods & Meats–2.02%

Mondelez International Inc. -Class A	3,919,352	115,464,110

Pharmaceuticals–3.33%

Allergan, Inc.	481,433	47,897,769
Johnson & Johnson	480,207	40,423,825
Pfizer Inc.	3,362,736	91,567,302
Zoetis Inc. (c)	331,076	10,594,432
		190,483,328

Property & Casualty Insurance–0.51%

ACE Ltd.	324,044	29,060,266

Railroads–0.93%

Norfolk Southern Corp.	693,383	53,106,204

Restaurants–0.71%

Starbucks Corp.	641,739	40,474,479

Semiconductor Equipment–1.17%

Applied Materials, Inc.	4,411,538	67,055,378

Semiconductors–1.01%

Maxim Integrated Products, Inc.	1,947,946	57,444,928

Specialized REIT’s–1.51%

American Tower Corp.	1,108,780	86,307,435

	Shares	Value

Systems Software–3.50%

Microsoft Corp.	3,534,404	$123,280,011
Oracle Corp.	2,267,046	76,535,473
		199,815,484

Tobacco–0.85%

Philip Morris International Inc.	534,268	48,570,304

Trucking–0.77%

J.B. Hunt Transport Services, Inc.	596,687	43,951,964

Wireless Telecommunication Services–3.60%

Sprint Nextel Corp. (b)	28,189,480	205,783,204
Total Common Stocks & Other Equity Interests (Cost $4,309,670,445)		5,662,195,223

Money Market Funds–0.96%

Liquid Assets Portfolio –Institutional Class (d)	27,375,652	27,375,652
Premier Portfolio –Institutional Class (d)	27,375,653	27,375,653
Total Money Market Funds (Cost $54,751,305)		54,751,305
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.01% (Cost $4,364,421,750)		5,716,946,528

Investments Purchased with Cash Collateral from Securities on Loan–0.14%

Money Market Funds–0.14%

Liquid Assets Portfolio - Institutional Class (Cost $8,194,131)(d)(e)	8,194,131	8,194,131
TOTAL INVESTMENTS–100.15% (Cost $4,372,615,881)		5,725,140,659
OTHER ASSETS LESS LIABILITIES–(0.15)%		(8,609,247)
NET ASSETS–100.00%		$5,716,531,412

Investment Abbreviations:

ADR	—American Depositary Receipt
REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at May 31, 2013.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco American Franchise Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses

Invesco American Franchise Fund

E.	Foreign Currency Translations – (continued)

arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

–  Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$5,693,143,338	$31,997,321	$--	$5,725,140,659

Invesco American Franchise Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2013 was $2,787,357,926 and $3,424,002,149, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,396,733,515
Aggregate unrealized (depreciation) of investment securities	(70,956,142)
Net unrealized appreciation of investment securities	$1,325,777,373
Cost of investments for tax purposes is $4,399,363,286.

NOTE 4 -- Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco American Franchise Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco Constellation Fund and Invesco Leisure Fund (the “Target Funds”) in exchange for shares of the Fund.

The Agreement was approved by the Fund’s shareholders on April 24, 2013 and the reorganization was closed on July 15, 2013. Upon closing of the reorganization, shareholders of the Target Funds will receive a corresponding class of shares of the Fund in exchange for their shares of the Target Funds and the Target Funds will liquidate and cease operations.

Invesco American Franchise Fund

Invesco California Tax-Free Income Fund Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	MS-CTFI-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–105.04%*

California–98.27%
ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012, Ref. RB	5.00%	07/01/32	$2,000	$2,139,200
ABAG Finance Authority for Non-profit Corps. (Sharp Healthcare); Series 2012 A, RB	5.00%	08/01/28	900	1,005,480
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	1,500	1,643,550
Alameda (County of) Corridor Transportation Authority; Series 2013 A, Ref. Sr. Lien RB (INS-AGM) (a)	5.00%	10/01/29	1,500	1,720,965
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/25	750	852,848
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	1,575	1,723,585
Alhambra Unified School District (Election of 1999); Series 1999 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/20	1,925	1,583,486
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS-AGM) (a)	6.00%	09/01/16	4,000	4,515,320
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/36	2,500	2,893,875
Antelope Valley Healthcare District; Series 1997 A, Ref. RB (INS-AGM) (a)	5.20%	01/01/20	3,000	3,008,160
Arcadia Unified School District (Election of 2006); Series 2007 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/37	1,500	1,653,375
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (a)	5.00%	09/15/32	2,215	2,440,598
Bay Area Governments Association (California Capital); Series 2001 A, Lease RB (INS-AMBAC) (a)	5.25%	07/01/17	1,430	1,485,756
Bay Area Governments Association (West Sacramento); Series 2004 A, Lease RB (c)(d)	5.00%	09/01/14	2,735	2,895,654
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB (e)	5.00%	04/01/39	1,250	1,368,550
Series 2008 F-1, Toll Bridge RB	5.00%	04/01/39	2,500	2,737,100
Series 2009 F-1, Toll Bridge RB (e)	5.25%	04/01/26	4,685	5,561,095
Series 2009 F-1, Toll Bridge RB (e)	5.25%	04/01/29	5,205	6,161,783
Series 2009 F-1, Toll Bridge RB (e)	5.13%	04/01/39	1,500	1,681,380
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/26	1,465	953,217
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/32	3,045	1,413,337
Bonita Unified School District (Election of 2004); Series 2004 A, Unlimited Tax GO Bonds (c)(d)	5.00%	08/01/14	1,000	1,055,300
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS-AGM) (a)	5.50%	08/01/18	1,850	1,857,770
California (State of) Educational Facilities Authority (California College of the Arts); Series 2005, RB	5.00%	06/01/35	2,000	2,027,320
California (State of) Educational Facilities Authority (Chapman University); Series 2011, RB	5.00%	04/01/31	1,250	1,383,300
California (State of) Educational Facilities Authority (Claremont McKenna College); Series 2007, RB (e)	5.00%	01/01/38	2,100	2,270,604
California (State of) Educational Facilities Authority (Pitzer College);
Series 2005 A, RB	5.00%	04/01/35	2,000	2,046,120
Series 2009, RB	6.00%	04/01/40	2,000	2,325,840
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB (e)	5.25%	10/01/39	1,800	2,075,526
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB	5.75%	09/01/39	500	574,580
California (State of) Health Facilities Financing Authority (Catholic Healthcare West);
Series 2009 A, RB	6.00%	07/01/39	500	594,605
Series 2011 A, RB	5.25%	03/01/41	2,500	2,752,675
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (a)	5.25%	07/01/38	2,950	3,118,533
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/35	1,000	1,127,150
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	2,000	2,164,880

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Health Facilities Financing Authority (Providence Health & Services);
Series 2008, RB (c)(d)	6.50%	10/01/18	$20	$25,582
Series 2008, RB	6.50%	10/01/38	980	1,176,039
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	4,000	4,348,760
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/40	2,000	2,255,000
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,174,060
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	1,000	965,300
California (State of) Municipal Finance Authority (Caritas); Series 2012 A, Mobile Home Park RB	5.50%	08/15/47	1,500	1,591,035
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group);
Series 2007, COP	5.00%	02/01/20	2,385	2,587,057
Series 2007, COP	5.25%	02/01/37	500	521,180
California (State of) Municipal Finance Authority (Eisenhower Medical Center);
Series 2010 A, RB	5.50%	07/01/30	1,000	1,084,320
Series 2010 A, RB	5.75%	07/01/40	1,500	1,634,880
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.75%	01/01/33	1,315	1,522,652
California (State of) Municipal Finance Authority (University of La Verne); Series 2010 A, RB	6.13%	06/01/30	1,000	1,150,010
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/27	1,000	1,039,930
Series 2012, Water Furnishing RB (f)(g)	5.00%	07/01/37	2,500	2,523,525
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 A, Ref. Solid Waste Disposal RB (f)	5.00%	01/01/22	2,000	2,187,760
California (State of) Public Works Board (Various Capital); Series 2011 A, Lease RB	5.13%	10/01/31	2,000	2,201,920
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,272,750
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012, School Facility RB	6.10%	07/01/32	820	872,611
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	2,239,360
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.40%	11/01/27	1,785	1,901,668
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	1,675	1,900,656
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (INS-FHA) (a)	6.75%	02/01/38	445	542,348
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	6.25%	11/15/19	2,000	2,254,240
Series 2009, Senior Living RB	7.25%	11/15/41	500	577,645
California (State of) Statewide Communities Development Authority (Terraces at San Joaquin Garden); Series 2012, RB	5.63%	10/01/32	1,000	1,063,340
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments); Series 2012, Ref. Student Housing RB	5.38%	05/15/38	2,000	2,177,240
California (State of);
Series 2004 B-1, VRD Unlimited Tax GO Bonds (LOC-Citibank, N.A.) (h)(i)	0.05%	05/01/34	1,500	1,500,000
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	5,000	5,819,250
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/35	1,750	2,111,567
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/38	1,250	1,481,213
Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/40	3,000	3,414,780
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/32	2,450	2,751,374
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	2,500	2,713,375
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	2,000	2,295,860
Series 2013, Ref. Unlimited Tax GO Bonds	5.00%	10/01/25	1,000	1,132,840

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	02/01/38	$1,000	$1,105,220
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	02/01/43	1,000	1,094,160
California Infrastructure & Economic Development Bank (Broad Museum); Series 2011 A, RB	5.00%	06/01/21	3,000	3,656,580
California Special Districts Association Finance Corp. (Special Districts Finance Program); Series 1997 DD, COP (INS-AGM) (a)	5.63%	01/01/27	1,050	1,051,628
California State University; Series 2009 A, Systemwide RB (INS-AGC) (a)	5.25%	11/01/38	1,000	1,104,290
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB (INS-AMBAC) (a)	5.00%	11/01/33	725	793,244
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/29	735	369,764
Corona-Norco Unified School District (Election of 2006);
Series 2009, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/24	1,000	663,140
Series 2009, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/25	1,000	629,350
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/37	2,500	2,755,875
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB	5.00%	06/01/36	2,000	2,307,600
Eden (Township of) Healthcare District; Series 2010, COP	6.13%	06/01/34	1,000	1,093,830
El Dorado (County of) Irrigation District; Series 2009 A, COP (INS-AGC) (a)	5.75%	08/01/39	1,000	1,050,560
El Monte Union High School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (a)	5.50%	06/01/34	1,000	1,133,120
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/33	4,430	1,687,033
Fairfield (City of) Community Facilities District No. 3 (North Cordelia General Improvements); Series 2008, Special Tax RB	6.00%	09/01/32	1,800	1,976,418
Fontana (City of) Public Financing Authority (North Fontana Redevelopment); Series 2003 A, Tax Allocation RB (INS-AMBAC) (a)	5.38%	09/01/25	1,500	1,502,475
Fontana (City of) Redevelopment Agency (Downtown Redevelopment); Series 2000, Ref. Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/21	1,480	1,481,465
Foothill-Eastern Transportation Corridor Agency; Series 1999, Ref. Toll Road RB (INS-NATL) (a)	5.13%	01/15/19	4,000	4,005,720
Fullerton (City of) Community Facilities District No. 1 (Amerige Heights);
Series 2012, Ref. Special Tax RB	5.00%	09/01/26	960	1,047,130
Series 2012, Ref. Special Tax RB	5.00%	09/01/32	1,090	1,162,659
Gilroy Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/29	615	372,530
Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/29	4,735	2,278,908
Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/31	2,235	1,243,174
Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/31	1,415	609,002
Glendora (City of) Public Finance Authority; Series 2003 A, Project No. One Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/24	2,425	2,452,451
Golden State Tobacco Securitization Corp.; Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	1,000	1,106,520
Hanford Joint Union High School District (Election of 1998); Series 2004 C, Unlimited Tax GO Bonds (INS-NATL) (a)	5.70%	08/01/28	2,230	2,309,388
Inglewood (City of) Redevelopment Agency (Merged Redevelopment); Series 1998 A, Ref. Tax Allocation RB (INS-AMBAC) (a)	5.25%	05/01/23	1,000	1,116,220
Irvine (City of) (Reassessment District No. 12-1); Series 2012, Limited Obligation Improvement Bonds	4.00%	09/02/22	2,150	2,343,930
Irvine Unified School District (Community Facilities District No. 06-1- Portola Springs); Series 2010, Special Tax RB	6.70%	09/01/35	515	589,175
Kern (County of) (Capital Improvments); Series 2009 A, COP (INS-AGC) (a)	5.75%	08/01/35	1,000	1,156,100
Kern (County of) Water Agency Improvement District No. 4; Series 2008 A, COP (INS-AGC) (a)	5.00%	05/01/28	1,700	1,847,424
Lodi (City of); Series 2007 A, Wastewater System Revenue COP (INS-AGM) (a)	5.00%	10/01/37	1,000	1,058,750
Long Beach (City of) Bond Finance Authority (Aquarium of the Pacific); Series 2012, Ref. RB	5.00%	11/01/29	2,000	2,230,140
Long Beach (City of) Financing Authority; Series 1992, RB (INS-AMBAC) (a)	6.00%	11/01/17	15,095	15,887,186
Long Beach (City of); Series 2010 A, Sr. Airport RB	5.00%	06/01/40	2,500	2,656,825

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Los Angeles (City of) (FHA Insured Mortgage Loans - Section 8 Assisted); Series 1997 A, Ref. Mortgage RB (INS-NATL) (a)	6.10%	07/01/25	$475	$476,021
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2010 A, Sr. RB	5.00%	05/15/35	2,500	2,786,000
Series 2010 B, Sub. RB	5.00%	05/15/40	1,000	1,089,620
Series 2012, Sr. RB (f)	5.00%	05/15/25	2,275	2,633,904
Los Angeles (City of) Department of Water & Power;
Series 2004 C, Water System RB (c)(d)	5.00%	07/01/14	1,000	1,051,070
Series 2011 A, Power System RB (e)	5.00%	07/01/22	1,800	2,189,970
Series 2011 A, Water System RB	5.25%	07/01/39	1,500	1,698,540
Series 2012 A, Water System RB	5.00%	07/01/43	2,000	2,222,600
Subseries 2006 A-1, Water System RB (INS-AMBAC) (a)	5.00%	07/01/36	1,485	1,633,931
Subseries 2007 A-1, Power System RB (INS-AMBAC) (a)	5.00%	07/01/37	1,000	1,102,180
Subseries 2008 A-1, Power System RB	5.25%	07/01/38	2,000	2,242,800
Los Angeles (City of);
Series 2003 B, Ref. Wastewater System RB (INS-AGM) (a)	5.00%	06/01/22	5,000	5,019,550
Series 2012 B, Ref. Sub. Wastewater System RB	5.00%	06/01/32	4,000	4,530,760
Los Angeles (County of) Metropolitan Transportation Authority; Series 2005 A, Proposition A First Tier Sr. Sales Tax RB (INS-AMBAC) (a)	5.00%	07/01/35	1,000	1,071,420
Los Angeles Community College District (Election of 2003); Series 2008 F-1, Unlimited Tax GO Bonds (e)	5.00%	08/01/33	2,000	2,247,880
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, CAB COP (INS-AMBAC) (a)(b)	0.00%	08/01/24	1,265	738,570
Los Angeles Unified School District (Election of 2004);
Series 2007 H, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	07/01/32	1,000	1,111,460
Series 2009-I, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	01/01/34	3,000	3,332,880
Madera (County of) (Valley Children’s Hospital); Series 1995, COP (INS-NATL) (a)	6.50%	03/15/15	3,285	3,466,529
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/35	940	307,502
Montclair (City of) Redevelopment Agency (Montclair Redevelopment Project No. V); Series 2001, Ref. Tax Allocation RB (INS-NATL) (a)	5.00%	10/01/20	1,670	1,673,173
Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/34	1,000	1,090,180
Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/31	840	339,772
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (g)	6.50%	03/01/28	1,000	1,125,510
Mountain View (City of) Shoreline Regional Park Community; Series 2001 A, Tax Allocation RB (INS-NATL) (a)	5.25%	08/01/16	1,570	1,574,333
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	1,500	1,857,390
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS-AGM) (a)	5.63%	10/01/34	1,000	1,116,410
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB (f)	5.00%	05/01/26	1,000	1,134,100
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	2,000	2,231,200
Panama-Buena Vista Union School District (School Construction); Series 2006, COP (INS-NATL) (a)	5.00%	09/01/30	1,045	1,090,249
Paramount Unified School District (Election of 2006); Series 2007, Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	08/01/30	1,600	1,723,360
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (INS-AGM) (a)	5.50%	08/01/31	1,000	1,152,160
Pomona (City of) Public Financing Authority (Merged Redevelopment);
Series 2001 AD, Tax Allocation RB (INS-NATL) (a)	5.00%	02/01/15	2,020	2,024,686
Series 2001 AD, Tax Allocation RB (INS-NATL) (a)	5.00%	02/01/16	1,110	1,112,309
Series 2007 AW, Sub. RB	5.13%	02/01/33	1,075	1,075,032
Port Hueneme (City of) (Capital Improvement Program); Series 1992, Ref. COP (INS-NATL) (a)	6.00%	04/01/19	1,195	1,380,643
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2009 A, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/32	6,460	2,694,272
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. Special Tax RB	5.00%	09/01/24	730	769,186
Series 2012, Ref. Special Tax RB	5.00%	09/01/27	1,000	1,047,450

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Rancho Cucamonga (City of) Redevelopment Agency (Rancho Redevelopment Housing Set Aside) Series 2007 A, Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/34	$1,000	$1,020,240
Rancho Cucamonga (City of) Redevelopment Agency (Rancho Redevelopment); Series 2001, Tax Allocation RB (INS-NATL) (a)	5.38%	09/01/25	3,000	3,003,090
Redding (City of) Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/23	1,400	1,413,244
Regents of the University of California;
Series 2009 E, Medical Center Pooled RB	5.50%	05/15/27	2,500	2,846,625
Series 2009 O, General RB (e)	5.75%	05/15/23	705	860,206
Series 2009 O, General RB (e)	5.75%	05/15/25	1,050	1,281,158
Series 2009 Q, General RB (e)(j)	5.00%	05/15/34	920	1,037,971
Series 2012 G, Limited Project RB	5.00%	05/15/37	1,500	1,674,735
Riverside (City of);
Series 2008 B, Water RB (INS-AGM) (a)	5.00%	10/01/33	1,000	1,088,850
Series 2008 D, Electric RB (INS-AGM) (a)	5.00%	10/01/28	500	550,870
Series 2008 D, Electric RB (INS-AGM) (a)	5.00%	10/01/38	1,800	1,949,814
Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/32	1,500	1,651,830
Sacramento (City of) Municipal Utility District; Series 2011 X, Ref. Electric RB	5.00%	08/15/27	2,150	2,486,432
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District);
Series 2006, RB (INS-NATL) (a)	5.00%	12/01/29	2,000	2,195,280
Series 2011 A, Ref. RB	5.00%	12/01/26	1,500	1,760,055
Sacramento (County of);
Series 2008 A, Sr. Airport System RB (INS-AGM) (a)	5.00%	07/01/32	1,000	1,087,620
Series 2008 A, Sr. Airport System RB (INS-AGM) (a)	5.00%	07/01/41	1,015	1,078,163
Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,200	2,373,162
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/41	2,000	2,436,520
San Diego (City of) Public Facilities Financing Authority (Southcrest & Central Imperial Redevelopment); Series 2007 B, Pooled Financing Tax Allocation RB (INS-Radian) (a)	5.25%	10/01/27	2,535	2,624,080
San Diego (City of) Public Facilities Financing Authority; Subseries 2012 A, Ref. Water RB	5.00%	08/01/32	2,215	2,534,226
San Diego (County of) Regional Airport Authority; Series 2013 B, Sr. RB (f)	5.00%	07/01/29	1,270	1,417,485
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (e)	5.25%	08/01/33	1,500	1,780,020
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds	5.00%	08/01/31	2,500	2,854,825
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2009 E, Second Series RB	6.00%	05/01/39	1,000	1,210,640
Series 2011 C, Ref. Second Series RB (f)	5.00%	05/01/23	5,000	5,792,250
Series 2011 G, Second Series RB	5.25%	05/01/28	2,000	2,291,460
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB	5.00%	11/01/36	4,000	4,500,760
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	3,000	3,394,800
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, Tax Allocation RB	6.75%	08/01/41	1,000	1,185,410
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, Tax Allocation RB	7.00%	08/01/33	500	581,455
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/33	335	366,396
San Francisco (City of) Bay Area Rapid Transit District; Series 2012 A, RB	5.00%	07/01/32	1,000	1,151,520
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/31	3,110	1,414,210
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM) (a)	5.00%	08/01/30	1,500	1,666,995
San Mateo (City of) Community Facilities District No. 2008-1 (Bay Meadows);
Series 2013, Special Tax RB	5.00%	09/01/33	200	206,262
Series 2013, Special Tax RB	5.00%	09/01/42	1,000	1,016,970

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB	5.25%	05/15/36	$3,000	$3,407,400
Santaluz Community Facilities District No. 2 (Improvement Area No. 1);
Series 2011 A, Ref. Special Tax RB (d)	5.00%	09/01/28	825	899,077
Series 2011 A, Ref. Special Tax RB (d)	5.00%	09/01/29	715	773,916
Series 2011 A, Ref. Special Tax RB (d)	5.10%	09/01/30	465	503,502
Sierra View Local Health Care District; Series 2007, RB	5.25%	07/01/32	1,500	1,548,540
Simi Valley Unified School District (Election of 2004);
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/28	3,480	1,851,290
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/30	2,765	1,286,942
Sonoma-Marin Area Rail Transit District; Series 2012 A, Measure Q Sales Tax RB	5.00%	03/01/29	2,000	2,278,480
South Gate (City of) Public Financing Authority (South Gate Redevelopment Project No. 1); Series 2002, Tax Allocation RB (INS-SGI) (a)	5.75%	09/01/22	1,000	1,015,420
Southern California Metropolitan Water District;
Series 2005 A, RB (INS-AGM) (a)	5.00%	07/01/35	1,520	1,629,531
Series 2009 B, Ref. RB (e)	5.00%	07/01/27	8,585	10,009,852
Southern California Public Power Authority (Mead-Adelanto); Series 1994 A, RB (INS-AMBAC) (a)(k)	9.33%	07/01/15	3,500	3,871,490
Southern California Public Power Authority (Mead-Phoenix); Series 1994 A, RB (INS-AMBAC) (a)(k)	9.33%	07/01/15	2,500	2,767,050
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011-1, RB (e)	5.25%	07/01/29	2,100	2,457,399
Series 2011-1, RB (e)	5.25%	07/01/31	2,100	2,439,318
Tejon Ranch Public Facilities Financing Authority Community Facilities District No. 2008-1 (Tejon Industrial Complex Public Improvements - East);
Series 2012 A, Ref. Special Tax RB	5.00%	09/01/32	750	740,813
Series 2012 B, Special Tax RB	5.00%	09/01/32	750	740,813
Temecula (City of) Redevelopment Agency (Temecula Redevelopment Project No. 1); Series 2002, Tax Allocation RB (INS-NATL) (a)	5.13%	08/01/27	2,150	2,182,916
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB	5.00%	04/01/41	1,000	1,105,920
Tustin Unified School District (School Facilities Improvement District No. 2002-1- Election of 2002); Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/28	750	839,408
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (b)	0.00%	04/01/14	1,700	1,689,018
Val Verde Unified School District; Series 2009 A, Ref. COP (INS-AGC) (a)	5.13%	03/01/36	1,475	1,570,698
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,000	2,256,880
Walnut (City of) Energy Center Authority; Series 2010 A, Ref. RB	5.00%	01/01/35	3,000	3,208,740
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/25	2,500	1,484,100
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS-AGC) (a)	5.63%	09/01/39	1,000	1,111,490
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/24	4,685	3,106,811
				407,479,673

Guam–1.25%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.38%	12/01/24	1,000	1,086,910
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	660	721,842
Guam (Territory of) Power Authority; Series 2012 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/25	1,500	1,739,265
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	1,500	1,630,050
				5,178,067

Puerto Rico–4.62%

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB	5.00%	07/01/37	2,000	1,941,320
Series 2010 AAA, RB	5.25%	07/01/29	2,000	2,016,960
Puerto Rico (Commonwealth of) Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System); Series 2012, Ref. RB	5.38%	04/01/42	2,000	2,015,920

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)

Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2002 D, RB (c)(d)	5.45%	07/01/17	$3,680	$4,351,453
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 C, RB	5.00%	08/01/35	1,500	1,540,335
First Subseries 2011 A-1, RB	5.00%	08/01/43	3,000	3,092,070
Series 2011 C, RB	5.00%	08/01/40	4,000	4,223,320
				19,181,378

Virgin Islands–0.90%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	1,675	1,945,663
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,600	1,780,768
				3,726,431
TOTAL INVESTMENTS(l)–105.04% (Cost $396,730,302)				435,565,549

FLOATING RATE NOTE OBLIGATIONS–(5.94)%

Notes with interest rates ranging from 0.11% to 0.15% at 05/31/13 and contractual maturites of collateral ranging from 07/01/22 to 10/01/39 (See Note 1D)(m)				(24,620,000)
OTHER ASSETS LESS LIABILITIES–0.90%				3,720,651
NET ASSETS–100.00%				$414,666,200

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BAN	—Bond Anticipation Notes
CAB	—Capital Appreciation Bonds
COP	—Certificates of Participation
FHA	—Federal Housing Administration
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
LOC	—Letter of Credit
NATL	—National Public Finance Guarantee Corp.
Radian	—Radian Asset Assurance, Inc.
RB	—Revenue Bonds
Ref.	—Refunding
SGI	—Syncora Guarantee, Inc.
Sr.	—Senior
Sub.	—Subordinated
VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

Notes to Schedule of Investments:

*	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Zero coupon bond issued at a discount.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.

(f)	Security subject to the alternative minimum tax.

(g)	Securities purchased or received in a transaction exempt from registration under the Securities Act of 1933 (the “1933 Act”), as amended. These securities may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of these securities at May 31, 2013 represented 1.10% of the Fund’s Net Assets.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(j)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $615,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(k)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $6,638,540 which represents 1.60% of the Fund’s Net Assets.

(l)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	12.6%
National Public Finance Guarantee Corp.	8.0
American Municipal Bond Assurance Corp.	7.3

(m)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2013. At May 31, 2013, the Fund’s investments with a value of $43,422,712 are held by Dealer Trusts and serve as collateral for the $24,620,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco California Tax-Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco California Tax-Free Income Fund

D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco California Tax-Free Income Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2013 was $40,502,093 and $51,472,302, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$	39,452,452
Aggregate unrealized (depreciation) of investment securities		(443,243)
Net unrealized appreciation of investment securities	$	39,009,209
Cost of investments for tax purposes is $396,556,340.

Invesco California Tax-Free Income Fund

Invesco Core Plus Bond Fund Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	CPB-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2013

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–51.48%

Advertising–0.30%

Interpublic Group of Cos. Inc. (The), Sr. Unsec. Global Notes, 10.00%, 07/15/17	$765,000	$808,031
National CineMedia LLC, Sr. Sec. Global Notes, 6.00%, 04/15/22	35,000	37,800
Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/22	550,000	554,513
WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	365,000	397,239
		1,797,583

Aerospace & Defense–0.45%

B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	20,000	21,100
Bombardier Inc. (Canada), Sr. Unsec. Notes, 5.75%, 03/15/22(b)	60,000	62,850
6.13%, 01/15/23(b)	35,000	37,013
7.75%, 03/15/20(b)	70,000	82,600
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(b)	85,000	86,275
Erickson Air-Crane Inc., Sr. Sec. Gtd. Notes, 8.25%, 05/01/20(b)	30,000	31,050
GenCorp Inc., Sr. Sec. Gtd. Notes, 7.13%, 03/15/21(b)	135,000	145,125
General Dynamics Corp., Sr. Unsec. Gtd. Global Notes, 2.25%, 11/15/22	1,375,000	1,296,527
Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	60,000	65,700
7.13%, 03/15/21	40,000	44,000
Sequa Corp., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/17(b)	50,000	50,312
Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	50,000	53,875
Textron Inc., Sr. Unsec. Notes, 4.63%, 09/21/16	675,000	736,356
TransDigm Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 10/15/20(b)	10,000	10,450
		2,723,233

Agricultural Products–0.35%

Bunge Ltd. Finance Corp., Sr. Unsec. Gtd. Notes, 4.10%, 03/15/16	245,000	262,529
Ingredion Inc., Sr. Unsec. Global Notes, 1.80%, 09/25/17	1,030,000	1,024,379

	Principal Amount	Value

Agricultural Products–(continued)

Sr. Unsec. Notes, 3.20%, 11/01/15	$75,000	$78,760
6.63%, 04/15/37	635,000	757,008
		2,122,676

Airlines–1.48%

Air Canada Pass Through Trust (Canada), Series 2013-1, Class B, Sec. Pass Through Ctfs., 5.38%, 05/15/21(b)	35,000	36,356
American Airlines Pass Through Trust, Series 2011-1, Class A, Sr. Sec. Pass Through Ctfs., 5.25%, 01/31/21	1,041,482	1,133,914
Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	338,187	361,860
Continental Airlines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	5,638	5,810
Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	1,178,777	1,376,222
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	3,339	3,759
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	24,476	25,578
Series 2012-1, Class A, Sec. Pass Through Ctfs., 4.15%, 04/11/24	500,000	518,937
Series 2012-3, Class C, Sr. Sec. Pass Through Ctfs., 6.13%, 04/29/18	120,000	125,700
Delta Air Lines Pass Through Trust, Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	490,847	579,506
Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	85,000	90,047
Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	10,000	10,600
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.75%, 05/07/20	1,287,330	1,413,649
Hawaiian Airlines, Series 2013-1, Class A, Sr. Sec. Gtd. Pass Through Ctfs., 3.90%, 01/15/26	2,045,000	2,039,887
Series 2013-1, Class B, Sr. Sec. Gtd. Pass Through Ctfs., 4.95%, 01/15/22	995,000	995,000

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Airlines–(continued)

UAL Pass Through Trust, Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	$5,478	$6,410
Series 2009-2A, Sr. Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	3,556	4,145
United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 6.38%, 06/01/18	145,000	149,350
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	19,579	19,359
Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 10/01/24	9,982	11,174
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	9,993	11,267
Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	9,992	10,867
		8,929,397

Alternative Carriers–0.08%

Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	30,000	33,675
Level 3 Communications Inc., Sr. Unsec. Global Notes, 8.88%, 06/01/19	30,000	32,775
11.88%, 02/01/19	30,000	34,650
Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/01/20	50,000	52,375
8.13%, 07/01/19	110,000	119,625
8.63%, 07/15/20	15,000	16,575
9.38%, 04/01/19	160,000	177,600
		467,275

Apparel Retail–0.05%

J. Crew Group Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	105,000	112,350
L Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	5,000	6,150
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	170,000	195,075
		313,575

Apparel, Accessories & Luxury Goods–0.15%

Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	95,000	105,094
Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	252,000	271,530

	Principal Amount	Value

Apparel, Accessories & Luxury Goods–(continued)

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	$76,000	$84,740
7.63%, 05/15/20	100,000	111,750
Sr. Unsec. Notes, 6.88%, 05/01/22(b)	75,000	83,625
PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	120,000	120,450
Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	100,000	99,875
		877,064

Application Software–0.01%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	85,000	86,700

Asset Management & Custody Banks–0.98%

Bank of New York Mellon (The), Series D, Jr. Unsec. Sub. Global Notes, 4.50% (c)	2,025,000	2,022,469
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.25%, 08/15/42(b)	1,070,000	1,199,129
Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/43(b)	1,430,000	1,420,378
Prospect Capital Corp., Sr. Unsec. Global Notes, 5.88%, 03/15/23	1,280,000	1,249,044
		5,891,020

Auto Parts & Equipment–0.05%

Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	146,000	157,315
American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 6.25%, 03/15/21	120,000	125,700
6.63%, 10/15/22	25,000	27,062
		310,077

Automobile Manufacturers–1.00%

Chrysler Group LLC/CG Co-Issuer Inc., Sr. Sec. Gtd. Global Notes, 8.00%, 06/15/19	200,000	223,500
Ford Motor Co., Sr. Unsec. Global Notes, 4.75%, 01/15/43	600,000	564,000
Ford Motor Credit Co. LLC,
Sr. Unsec. Notes, 3.98%, 06/15/16	2,300,000	2,446,907
4.25%, 09/20/22	2,700,000	2,782,046
		6,016,453

Biotechnology–0.00%

STHI Holding Corp., Sr. Sec. Gtd. Notes, 8.00%, 03/15/18(b)	20,000	21,900

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Brewers–0.36%

Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 5.38%, 11/15/14	$125,000	$133,416
Heineken NV (Netherlands), Sr. Unsec. Notes, 1.40%, 10/01/17(b)	1,360,000	1,342,920
SABMiller Holdings Inc. (United Kingdom), Sr. Unsec. Gtd. Notes, 4.95%, 01/15/42(b)	670,000	727,485
		2,203,821

Broadcasting–0.83%

Clear Channel Worldwide Holdings Inc., Series A, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	15,000	15,863
Series A, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	8,000	8,460
Series B, Sr. Unsec. Gtd. Notes, 6.50%, 11/15/22(b)	40,000	42,700
Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	185,000	197,487
COX Communications Inc., Sr. Unsec. Notes, 4.50%, 06/30/43(b)	1,470,000	1,368,723
8.38%, 03/01/39(b)	1,220,000	1,761,165
9.38%, 01/15/19(b)	25,000	33,941
Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 6.35%, 06/01/40	1,275,000	1,530,306
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	60,000	64,350
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	5,000	5,078
		5,028,073

Building Products–0.17%

American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	130,000	137,475
Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	65,000	65,650
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Notes, 6.25%, 02/01/21(b)	155,000	163,912
Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	20,000	22,463
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	211,000	231,572
10.00%, 12/01/18	125,000	140,313
USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	60,000	67,800

	Principal Amount	Value

Building Products–(continued)

Sr. Unsec. Notes, 9.75%, 01/15/18	$155,000	$183,287
		1,012,472

Cable & Satellite–1.28%

British Sky Broadcasting Group PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.50%, 11/15/18(b)	25,000	33,655
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	100,000	101,750
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 6.50%, 01/15/15	20,000	21,885
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	80,000	101,919
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	620,000	635,522
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/23	135,000	128,587
5.88%, 07/15/22	60,000	60,450
Sr. Unsec. Gtd. Notes, 5.13%, 05/01/20(b)	90,000	88,200
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	31,000	34,023
Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	26,000	29,250
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	30,000	32,700
7.50%, 04/01/21	115,000	127,075
Sr. Unsec. Gtd. Notes, 6.63%, 12/15/22(b)	160,000	166,800
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 06/01/21	70,000	74,025
8.13%, 06/01/23	60,000	64,500
Lynx I Corp. (United Kingdom), Sr. Sec. Notes, 5.38%, 04/15/21(b)	200,000	208,500
Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	200,000	214,500
NBC Universal Media LLC, Sr. Unsec. Gtd. Global Notes, 2.10%, 04/01/14	775,000	785,610
5.15%, 04/30/20	350,000	412,660
5.95%, 04/01/41	740,000	894,335
Sirius XM Radio Inc., Sr. Unsec. Notes, 4.25%, 05/15/20(b)	40,000	39,100
Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	680,000	762,470
ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	210,000	227,850

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Cable & Satellite–(continued)

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 5.25%, 01/15/21	$200,000	$210,923
6.50%, 01/15/18	2,155,000	2,291,443
		7,747,732

Casinos & Gaming–0.29%

Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	55,000	60,225
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	40,000	43,300
9.13%, 12/01/18	20,000	21,650
Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	10,000	7,100
Sr. Sec. Gtd. Global Notes, 10.00%, 12/15/15	25,000	22,063
Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	40,000	38,700
Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/13	125,000	124,062
Caesars Operating Escrow LLC/Caesars Escrow Corp., Sr. Sec. Gtd. Notes, 9.00%, 02/15/20(b)	80,000	77,400
CityCenter Holdings LLC/CityCenter Finance Corp., Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	75,000	80,250
Sr. Sec. Gtd. Global PIK Notes, 10.75%, 01/15/17	111,816	122,439
Codere Finance Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 9.25%, 02/15/19(b)	10,000	6,350
MCE Finance Ltd. (China), Sr. Unsec. Gtd. Notes, 5.00%, 02/15/21(b)	200,000	201,500
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	205,000	222,937
8.63%, 02/01/19	10,000	11,850
Sr. Unsec. Gtd. Notes, 6.75%, 10/01/20(b)	10,000	10,925
7.75%, 03/15/22	223,000	257,565
Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	99,000	106,920
Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.22%, 02/01/14(b)(d)	160,000	159,400
Sr. Sec. Notes, 9.13%, 02/01/15(b)	25,000	25,000
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp., Sr. Sec. Notes, 6.38%, 06/01/21(b)	10,000	10,025

	Principal Amount	Value

Casinos & Gaming–(continued)

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. First Mortgage Global Notes, 5.38%, 03/15/22	$55,000	$58,334
Sr. Unsec. Global Notes, 7.75%, 08/15/20	85,000	96,475
		1,764,470

Catalog Retail–0.70%

QVC Inc., Sr. Sec. Notes, 7.50%, 10/01/19(b)	3,825,000	4,245,750

Coal & Consumable Fuels–0.12%

Alpha Natural Resources Inc., Sr. Unsec. Gtd. Notes, 9.75%, 04/15/18	40,000	43,000
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	145,000	160,950
Indo Energy Finance II BV (Indonesia), Sr. Sec. Gtd. Notes, 6.38%, 01/24/23(b)	200,000	199,000
Peabody Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/18	86,000	92,235
Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	200,000	216,500
		711,685

Commercial Printing–0.02%

RR Donnelley & Sons Co., Sr. Unsec. Global Notes, 7.88%, 03/15/21	90,000	95,850

Communications Equipment–0.03%

Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	40,000	33,800
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	135,000	127,406
9.00%, 04/01/19(b)	50,000	49,375
		210,581

Computer & Electronics Retail–0.36%

Best Buy Co. Inc., Sr. Unsec. Global Notes, 7.25%, 07/15/13	2,010,000	2,023,065
Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	150,000	161,437
		2,184,502

Computer Storage & Peripherals–0.04%

Seagate HDD Cayman, Sr. Unsec. Gtd. Global Notes, 7.00%, 11/01/21	242,000	267,410

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Construction & Engineering–0.23%

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	$105,000	$114,450
Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	125,000	132,187
URS Corp., Sr. Unsec. Gtd. Notes, 5.50%, 04/01/22(b)	1,050,000	1,121,210
		1,367,847

Construction & Farm Machinery & Heavy Trucks–0.76%

Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	40,000	47,100
Caterpillar Financial Services Corp., Sr. Unsec. Notes, 0.70%, 11/06/15	2,000,000	2,000,831
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	94,000	95,645
Deere & Co., Sr. Unsec. Notes, 3.90%, 06/09/42	1,365,000	1,297,026
John Deere Capital Corp., Sr. Unsec. Global Notes, 0.88%, 04/17/15	670,000	674,379
Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	90,000	96,075
Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	100,000	114,000
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	103,000	106,605
Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	70,000	74,375
Sr. Unsec. Gtd. Notes, 6.50%, 04/01/20	25,000	27,063
Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	50,000	53,750
		4,586,849

Construction Materials–0.06%

Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Notes, 9.50%, 12/14/16(b)	100,000	106,287
Ply Gem Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.38%, 04/15/17	15,000	16,425
Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	230,000	255,300
		378,012

Consumer Finance–0.22%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	170,000	200,175
8.00%, 03/15/20	115,000	137,712

	Principal Amount	Value

Consumer Finance–(continued)

General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 08/15/17(b)	$15,000	$15,863
SLM Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	355,000	377,434
Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	615,000	621,778
		1,352,962

Containers & Glass Products–0.04%

Reynolds Group Holdings Inc., Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	215,000	220,375

Data Processing & Outsourced Services–0.28%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	760,000	790,042
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	228,000	250,800
First Data Corp., Sr. Sec. Gtd. Notes, 6.75%, 11/01/20(b)	120,000	126,150
7.38%, 06/15/19(b)	44,000	46,585
8.25%, 01/15/21(b)	359,000	381,886
Sr. Unsec. Gtd. Sub. Notes, 11.75%, 08/15/21(b)	30,000	28,988
SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/20	12,000	13,245
WEX Inc., Sr. Unsec. Gtd. Notes, 4.75%, 02/01/23(b)	50,000	49,875
		1,687,571

Department Stores–0.01%

Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	45,000	43,988

Distillers & Vintners–0.01%

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	60,000	70,200
Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	5,000	5,638
		75,838

Diversified Banks–5.11%

Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	440,000	447,822
Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(b)	420,000	433,622
Access Finance B.V. (Nigeria), Sr. Unsec. Gtd. Notes, 7.25%, 07/25/17(b)	200,000	207,486

See accompanying notes which are an integral part of this schedule.

                                  Invesco Core Plus Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)

Akbank TAS (Turkey), Sr. Unsec. Notes, 5.13%, 07/22/15(b)	$100,000	$105,897
6.50%, 03/09/18(b)	200,000	227,886
Alfa Bank OJSC Via Alfa Bond Issuance PLC (Russia), Sr. Unsec. Loan Participation Notes, 7.75%, 04/28/21(b)	200,000	223,163
Banco Bradesco S.A. (Brazil), Sr. Unsec. Notes, 4.10%, 03/23/15(b)	415,000	430,140
Unsec. Sub. Notes, 5.75%, 03/01/22(b)	200,000	214,997
Banco Davivienda S.A. (Colombia), Sr. Unsec. Notes, 2.95%, 01/29/18(b)	200,000	195,465
Unsec. Sub. Notes, 5.88%, 07/09/22(b)	200,000	205,983
Banco de Bogota (Colombia), Unsec. Sub. Notes, 5.38%, 02/19/23(b)	300,000	307,260
Banco de Credito e Inversiones (Chile), Sr. Unsec. Notes, 3.00%, 09/13/17(b)	200,000	200,135
4.00%, 02/11/23(b)	500,000	489,893
Bancolombia S.A. (Colombia), Unsec. Sub. Global Notes, 5.13%, 09/11/22	600,000	596,950
Bangkok Bank PCL (Thailand), Sr. Unsec. Notes, 4.80%, 10/18/20(b)	100,000	108,802
Bank of Montreal (Canada), Sr. Unsec. Medium-Term Notes, 0.80%, 11/06/15	1,330,000	1,331,666
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	1,525,000	1,542,133
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/20	810,000	856,301
BBVA Bancomer S.A. (Mexico), Unsec. Sub. Notes, 6.75%, 09/30/22(b)	400,000	444,722
Caixa Economica Federal (Brazil), Sr. Unsec. Notes, 3.50%, 11/07/22(b)	400,000	376,031
DBS Bank Ltd. (Singapore), Unsec. Sub. Notes, 3.63%, 09/21/22(b)	200,000	207,628
Eurasian Development Bank (Supranational), Sr. Unsec. Notes, 4.77%, 09/20/22(b)	200,000	202,533
Grupo Aval Ltd. (Colombia), Sr. Unsec. Gtd. Notes, 4.75%, 09/26/22(b)	400,000	392,609
Hana Bank (South Korea), Sr. Unsec. Notes, 4.25%, 06/14/17(b)	700,000	753,234
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(b)	1,360,000	1,510,139

	Principal Amount	Value

Diversified Banks–(continued)

HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	$1,050,000	$1,111,412
Industrial Senior Trust (Guatemala), Sr. Unsec. Gtd. Notes, 5.50%, 11/01/22(b)	100,000	100,151
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 09/01/15(b)	255,000	263,258
3.75%, 03/07/17(b)	330,000	349,772
Itau Unibanco Holding S.A. (Brazil), Unsec. Sub. Notes, 5.13%, 05/13/23(b)	600,000	605,531
Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 3.50%, 08/22/17	730,000	768,597
Lloyds TSB Bank PLC (United Kingdom), Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	955,000	1,083,889
Nordea Bank AB (Sweden), Sr. Unsec. Notes, 4.88%, 01/27/20(b)	575,000	644,007
RBS Capital Trust II (United Kingdom), Jr. Unsec. Gtd. Sub. Global Bonds, 6.43% (c)	11,000	10,533
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	95,000	98,400
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(b)	700,000	700,540
Societe Generale S.A. (France), Sr. Unsec. Medium-Term Notes, 5.20%, 04/15/21(b)	1,460,000	1,619,997
Sr. Unsec. Notes, 2.50%, 01/15/14(b)	1,940,000	1,950,883
Standard Chartered PLC (Hong Kong), Sr. Unsec. Notes, 3.85%, 04/27/15(b)	775,000	810,774
5.50%, 11/18/14(b)	1,880,000	2,001,065
Turkiye Halk Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 02/05/20(b)	600,000	590,929
4.88%, 07/19/17(b)	200,000	210,321
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/17(b)	1,670,000	1,706,372
Turkiye Vakiflar Bankasi (Turkey), Unsec. Sub. Notes, 6.00%, 11/01/22(b)	200,000	209,951
U.S. Bancorp., Sr. Unsec. Medium-Term Notes, 2.00%, 06/14/13	45,000	45,018
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	1,400,000	1,468,057
VTB Bank OJSC Via VTB Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 6.32%, 02/22/18(b)	1,415,000	1,546,452
6.55%, 10/13/20(b)	660,000	726,604

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)

Sr. Unsec. Notes, 6.00%, 04/12/17(b)	$200,000	$215,103
		30,850,113

Diversified Capital Markets–0.14%

UBS AG (Switzerland), Sr. Unsec. Global Bank Notes, 5.88%, 12/20/17	200,000	234,553
Sr. Unsec. Medium-Term Bank Notes, 3.88%, 01/15/15	560,000	587,622
		822,175

Diversified Chemicals–0.33%

Dow Chemical Co. (The), Sr. Unsec. Global Notes, 3.00%, 11/15/22	2,030,000	1,966,994
Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	10,000	10,125
		1,977,119

Diversified Metals & Mining–1.37%

Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(b)	170,000	223,667
Corporacion Nacional del Cobre de Chile (Chile), Sr. Unsec. Notes, 3.00%, 07/17/22(b)	200,000	192,725
FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	115,000	117,875
8.25%, 11/01/19(b)	160,000	169,200
Freeport-McMoran Copper & Gold Inc., Sr. Unsec. Notes, 3.88%, 03/15/23(b)	2,000,000	1,961,228
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	565,000	746,442
Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.50%, 03/22/22	1,700,000	1,717,017
Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	1,720,000	1,500,735
5.38%, 04/16/20	150,000	166,659
6.75%, 04/16/40	725,000	769,245
Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	100,000	114,922
Walter Energy Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/21(b)	41,000	41,615
Xstrata Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes, 5.55%, 10/25/42(b)	550,000	539,914
		8,261,244

	Principal Amount	Value

Diversified REIT’s–0.22%

Qatari Diar Finance Co. (Qatar), Sr. Unsec. Gtd. Notes, 5.00%, 07/21/20(b)	$1,175,000	$1,318,577

Drug Retail–0.29%

CVS Caremark Corp., Sr. Unsec. Global Notes, 2.75%, 12/01/22	1,555,000	1,513,412
CVS Pass Through Trust, Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	202,832	230,987
		1,744,399

Electric Utilities–1.65%

Comision Federal de Electricidad (Mexico), Sr. Unsec. Notes, 5.75%, 02/14/42(b)	500,000	524,824
Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	1,270,000	1,310,745
LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(e)	5,000	0
Majapahit Holding B.V. (Indonesia), Sr. Unsec. Gtd. Euro Notes, 7.75%, 01/20/20(b)	200,000	243,500
Sr. Unsec. Gtd. Notes, 7.75%, 01/20/20(b)	100,000	122,456
Mississippi Power Co., Series 12, Class A, Sr. Unsec. Notes, 4.25%, 03/15/42	1,350,000	1,299,692
NextEra Energy Capital Holdings Inc., Sr. Unsec. Gtd. Notes, 1.20%, 06/01/15	300,000	302,110
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	2,370,000	2,812,975
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	770,000	1,007,518
Saudi Electricity Global Sukuk Co. 2 (Saudi Arabia), Sr. Unsec. Bonds, 3.47%, 04/08/23	200,000	198,645
5.06%, 04/08/43	200,000	197,970
System Energy Resources Inc., Sec. First Mortgage Bonds, 4.10%, 04/01/23	1,000,000	1,027,075
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	800,000	942,404
		9,989,914

Electrical Components & Equipment–0.02%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	75,000	77,813
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	55,000	59,056
		136,869

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Electronic Components–0.20%

Corning, Inc., Sr. Unsec. Notes, 4.75%, 03/15/42	$1,155,000	$1,185,893

Electronic Manufacturing Services–0.02%

Sanmina Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	132,000	141,570

Environmental & Facilities Services–0.18%

Clean Harbors Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 06/01/21	10,000	10,350
5.25%, 08/01/20	10,000	10,462
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	1,050,000	1,085,857
		1,106,669

Food Distributors–0.01%

ARAMARK Corp., Sr. Unsec. Gtd. Notes, 5.75%, 03/15/20(b)	45,000	46,913

Forest Products–0.00%

Boise Cascade Co., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/01/20	5,000	5,388
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	20,000	20,800
		26,188

Gas Utilities–0.05%

AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	55,000	59,950
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	73,000	77,745
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 7.38%, 08/01/21	33,000	35,805
Sr. Unsec. Notes, 7.38%, 03/15/20	110,000	118,525
		292,025

General Merchandise Stores–0.57%

Dollar General Corp., Sr. Unsec. Global Notes, 1.88%, 04/15/18	1,660,000	1,650,228
3.25%, 04/15/23	1,210,000	1,176,330
Sr. Unsec. Gtd. Global Notes, 4.13%, 07/15/17	575,000	624,007
		3,450,565

Gold–1.48%

AngloGold Ashanti Holdings PLC (South Africa), Sr. Unsec. Gtd. Global Notes, 5.13%, 08/01/22	610,000	621,438

	Principal Amount	Value

Gold–(continued)

Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 2.90%, 05/30/16	$1,210,000	$1,250,254
3.85%, 04/01/22	750,000	715,992
Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	600,000	568,086
Eldorado Gold Corp. (Canada), Sr. Unsec. Notes, 6.13%, 12/15/20(b)	30,000	30,600
Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	2,435,000	2,251,519
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 5.13%, 09/01/21	1,365,000	1,364,380
6.88%, 09/01/41	1,365,000	1,358,045
Newcrest Finance Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 11/15/41(b)	815,000	789,889
		8,950,203

Health Care Equipment–1.00%

AbbVie Inc., Sr. Unsec. Gtd. Notes, 1.20%, 11/06/15(b)	4,305,000	4,338,662
Biomet Inc., Sr. Unsec. Gtd. Notes, 6.50%, 08/01/20(b)	25,000	26,437
Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/20(b)	70,000	71,750
DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	54,000	56,025
Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	21,000	22,103
Medtronic Inc., Sr. Unsec. Global Notes, 4.00%, 04/01/43	1,485,000	1,410,810
Universal Hospital Services Inc., Sr. Sec. Gtd. Global Notes, 7.63%, 08/15/20	90,000	96,975
		6,022,762

Health Care Facilities–0.08%

HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	100,000	108,000
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	90,000	99,225
Sr. Unsec. Gtd. Global Notes, 5.88%, 05/01/23	90,000	96,075
HealthSouth Corp., Sr. Unsec. Gtd. Notes, 7.75%, 09/15/22	4,000	4,430
Radiation Therapy Services Inc., Sr. Sec. Gtd. Global Notes, 8.88%, 01/15/17	15,000	14,363
Tenet Healthcare Corp., Sr. Sec. Gtd. Notes, 4.75%, 06/01/20(b)	5,000	5,100

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Health Care Facilities–(continued)

Sr. Unsec. Global Notes, 6.75%, 02/01/20	$40,000	$42,300
8.00%, 08/01/20	77,000	85,277
		454,770

Health Care Services–0.15%

DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 08/15/22	25,000	26,687
Express Scripts Holding Co., Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	190,000	200,593
Medco Health Solutions Inc., Sr. Unsec. Gtd. Notes, 2.75%, 09/15/15	585,000	607,958
Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	85,000	92,225
		927,463

Health Care Technology–0.01%

MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	55,000	60,638

Home Improvement Retail–0.04%

Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	200,000	217,500

Homebuilding–0.20%

Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 06/15/16	27,000	30,173
Sr. Unsec. Gtd. Notes, 7.25%, 02/01/23(b)	79,000	84,332
Sr. Unsec. Gtd. Notes, 9.13%, 06/15/18	70,000	75,862
DR Horton Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 02/15/23	110,000	112,475
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	60,000	66,450
Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	100,000	104,250
Sr. Unsec. Gtd. Notes, 7.50%, 05/15/16	115,000	123,194
11.88%, 10/15/15	10,000	11,550
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/22	20,000	22,750
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	87,000	99,506
Sr. Unsec. Gtd. Notes, 5.00%, 11/15/22(b)	145,000	146,269
M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	65,000	72,313
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 04/01/22	35,000	39,725

	Principal Amount	Value

Homebuilding–(continued)

Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	$60,000	$62,625
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	135,000	150,525
Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	18,000	20,160
		1,222,159

Hotels, Resorts & Cruise Lines–0.57%

Carnival Corp., Sr. Unsec. Gtd. Global Notes, 1.88%, 12/15/17	1,045,000	1,034,782
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/22	605,000	636,762
7.25%, 03/15/18	25,000	29,000
7.50%, 10/15/27	70,000	80,150
Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	1,530,000	1,680,399
		3,461,093

Household Products–0.10%

Central Garden & Pet Co., Sr. Unsec. Gtd. Sub. Notes, 8.25%, 03/01/18	35,000	36,531
Controladora Mabe S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 7.88%, 10/28/19(b)	500,000	568,577
		605,108

Housewares & Specialties–0.01%

American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	45,000	45,788
Spectrum Brands Escrow Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/15/20(b)	5,000	5,400
		51,188

Hypermarkets & Super Centers–0.10%

Cencosud S.A. (Chile), Sr. Unsec. Gtd. Notes, 4.88%, 01/20/23(b)	600,000	597,985

Independent Power Producers & Energy Traders–0.02%

AES Corp. (The), Sr. Unsec. Global Notes, 7.38%, 07/01/21	50,000	58,750
8.00%, 10/15/17	8,000	9,460
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	9,000	10,215
Sr. Unsec. Gtd. Notes, 6.63%, 03/15/23(b)	15,000	16,125
		94,550

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Industrial Conglomerates–1.23%

General Electric Capital Corp., Sr. Unsec. Notes, 2.25%, 11/09/15	$65,000	$67,202
Class C, Jr. Unsec. Sub. Global Notes, 5.25% (c)	2,500,000	2,501,250
General Electric Co., Sr. Unsec. Global Notes, 2.70%, 10/09/22	825,000	813,416
Hutchison Whampoa International Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 5.75%, 09/11/19(b)	1,000,000	1,167,650
7.63%, 04/09/19(b)	925,000	1,169,022
Unsec. Gtd. Sub. Notes, 6.00% (b)(c)	200,000	213,000
Sigma Alimentos S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 5.63%, 04/14/18(b)	1,350,000	1,481,179
		7,412,719

Industrial Machinery–0.67%

Actuant Corp., Sr. Unsec. Gtd. Global Notes, 5.63%, 06/15/22	20,000	20,750
Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 1.35%, 12/01/15	2,700,000	2,722,022
3.15%, 09/15/22	1,355,000	1,310,643
SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	20,000	22,300
		4,075,715

Integrated Oil & Gas–0.37%

Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Loan Participation Notes, 4.95%, 05/23/16(b)	200,000	214,130
KazMunayGaz National Co. JSC (Kazakhstan), Sr. Unsec. Gtd. Notes, 7.00%, 05/05/20(b)	210,000	247,101
Sr. Unsec. Notes, 5.75%, 04/30/43(b)	240,000	231,108
Lukoil International Finance B.V. (Russia), Sr. Unsec. Gtd. Notes, 7.25%, 11/05/19(b)	100,000	117,089
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.00%, 01/15/19	200,000	195,508
4.38%, 05/20/23	200,000	193,498
Petroleos de Venezuela S.A. (Venezuela), Sr. Unsec. Gtd. Notes, 8.50%, 11/02/17(b)	200,000	188,156
REGS, Sr. Unsec. Gtd. Euro Notes, 8.50%, 11/02/17(b)	110,000	103,950
Rosneft Oil Co. via Rosneft International Finance Ltd. (Russia), Sr. Unsec. Bonds, 3.15%, 03/06/17(b)	500,000	500,627

	Principal Amount	Value

Integrated Oil & Gas–(continued)

State Oil Co. of the Azerbaijan Republic (Azerbaijan), Sr. Unsec. Euro Notes, 5.45%, 02/09/17	$200,000	$213,250
		2,204,417

Integrated Telecommunication Services–0.78%

AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	13,000	18,852
AT&T Inc., Sr. Unsec. Global Notes, 2.50%, 08/15/15	905,000	937,539
2.95%, 05/15/16	160,000	168,971
4.45%, 05/15/21	85,000	95,013
Globo Comunicacao e Participacoes S.A. (Brazil), Sr. Sec. Euro Notes, 6.25% (b)(c)(f)	100,000	106,305
Qtel International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes, 3.88%, 01/31/28(b)	200,000	189,398
Sr. Unsec. Gtd. Notes, 3.25%, 02/21/23(b)	1,950,000	1,890,229
Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	415,000	448,346
Verizon Communications, Inc., Sr. Unsec. Global Notes, 4.75%, 11/01/41	590,000	581,064
Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	265,000	268,546
		4,704,263

Internet Software & Services–0.06%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Notes, 6.38%, 11/15/22(b)	100,000	107,000
Equinix Inc., Sr. Unsec. Notes, 5.38%, 04/01/23	145,000	151,525
7.00%, 07/15/21	100,000	112,000
		370,525

Investment Banking & Brokerage–2.68%

Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00% (c)	2,400,000	2,814,000
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.13%, 01/15/15	780,000	828,532
5.25%, 07/27/21	1,110,000	1,241,397
Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	660,000	692,594
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	505,000	551,866

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Investment Banking & Brokerage–(continued)

Morgan Stanley, Sr. Unsec. Global Notes, 6.38%, 07/24/42	$1,825,000	$2,144,402
Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	450,000	474,469
6.00%, 05/13/14	955,000	1,000,080
Sr. Unsec. Notes, 2.88%, 01/24/14	100,000	101,405
3.45%, 11/02/15	2,010,000	2,098,140
5.75%, 01/25/21	985,000	1,124,081
Unsec. Sub. Medium-Term Notes, 4.10%, 05/22/23	3,040,000	2,910,833
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	170,000	180,208
		16,162,007

Leisure Facilities–0.02%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/21(b)	75,000	75,375
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	50,000	53,562
		128,937

Life & Health Insurance–1.28%

Forethought Financial Group, Inc., Sr. Unsec. Notes, 8.63%, 04/15/21(b)	50,000	61,267
MetLife Inc., Sr. Unsec. Global Notes, 4.13%, 08/13/42	2,200,000	2,076,341
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	735,000	805,682
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(b)	425,000	484,875
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	1,640,000	2,041,800
Sr. Unsec. Medium-Term Notes, 7.38%, 06/15/19	130,000	165,821
Series D, Sr. Unsec. Disc. Medium-Term Notes, 4.75%, 09/17/15	550,000	596,664
Series D, Sr. Unsec. Medium-Term Notes, 3.88%, 01/14/15	1,405,000	1,475,687
		7,708,137

Managed Health Care–0.34%

Cigna Corp., Sr. Unsec. Global Notes, 5.38%, 02/15/42	725,000	818,819
Sr. Unsec. Notes, 4.50%, 03/15/21	180,000	198,243
5.88%, 03/15/41	125,000	148,266

	Principal Amount	Value

Managed Health Care–(continued)

Humana Inc., Sr. Unsec. Global Notes, 4.63%, 12/01/42	$950,000	$906,426
		2,071,754

Marine–0.00%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	22,000	22,825

Movies & Entertainment–0.13%

AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	95,000	104,500
Cinemark USA Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 12/15/22	70,000	71,400
Coinstar Inc., Sr. Unsec. Gtd. Notes, 6.00%, 03/15/19(b)	105,000	108,150
Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	150,000	163,875
Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	285,000	329,702
		777,627

Multi-Line Insurance–0.05%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	10,000	13,500
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	20,000	23,396
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	3,000	3,209
Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	100,000	119,500
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	100,000	120,000
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	25,000	36,865
		316,470

Office REIT’s–0.12%

Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	675,000	714,270

Office Services & Supplies–0.00%

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	5,000	5,400

Oil & Gas Drilling–0.19%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	46,000	49,450
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	95,000	102,362

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Oil & Gas Drilling–(continued)

Transocean Inc., Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	$930,000	$1,007,593
		1,159,405

Oil & Gas Equipment & Services–0.14%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	35,000	38,063
Calfrac Holdings L.P. (Canada), Sr. Unsec. Gtd. Notes, 7.50%, 12/01/20(b)	200,000	206,500
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/21(b)	30,000	30,900
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	152,000	158,840
TMK OAO Via TMK Capital S.A. (Russia), Sr. Unsec. Notes, 6.75%, 04/03/20(b)	400,000	392,846
		827,149

Oil & Gas Exploration & Production–1.93%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 07/15/22	5,000	5,375
Anadarko Petroleum Corp., Sr. Unsec. Notes, 7.63%, 03/15/14	50,000	52,728
Apache Corp., Sr. Unsec. Global Notes, 4.75%, 04/15/43	1,325,000	1,330,969
Berry Petroleum Co., Sr. Unsec. Notes, 6.38%, 09/15/22	25,000	26,063
6.75%, 11/01/20	80,000	86,600
Bonanza Creek Energy Inc., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/21(b)	81,000	86,063
Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	105,000	112,875
8.25%, 09/01/21	75,000	82,500
Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	25,000	28,188
Sr. Unsec. Gtd. Notes, 5.75%, 03/15/23	30,000	31,350
6.13%, 02/15/21	40,000	43,600
6.63%, 08/15/20	96,000	106,920
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	155,000	166,431
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec. Bonds, 5.50%, 12/15/21(b)	600,000	694,172
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	92,000	96,370
EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	81,000	81,000
Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	10,000	10,000

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

GeoPark Latin America Ltd. Agencia en Chile (Chile), Sr. Sec. Gtd. Notes, 7.50%, 02/11/20(b)	$350,000	$359,344
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	225,000	230,625
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	7,000	7,735
Legacy Reserves LP/Legacy Reserves Finance Corp., Sr. Unsec. Gtd. Notes, 6.63%, 12/01/21(b)	33,000	32,505
MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.38%, 01/30/23(b)	49,000	50,470
6.50%, 03/15/21(b)	75,000	78,000
Memorial Production Partners L.P./Memorial Production Finance Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/01/21(b)	94,000	95,880
Pemex Project Funding Master Trust (Mexico), Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	340,000	393,602
Pertamina Persero PT (Indonesia), Sr. Unsec. Euro Notes, 4.88%, 05/03/22(b)	450,000	453,375
Sr. Unsec. Notes, 4.30%, 05/20/23(b)	200,000	193,466
4.88%, 05/03/22(b)	200,000	205,452
5.63%, 05/20/43(b)	200,000	183,064
6.00%, 05/03/42(b)	200,000	194,883
Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.50%, 02/06/17	1,495,000	1,534,462
5.38%, 01/27/21	210,000	222,699
5.75%, 01/20/20	645,000	710,851
6.88%, 01/20/40	625,000	675,584
Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.88%, 06/01/15	1,930,000	1,975,934
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Bonds, 5.50%, 06/27/44	200,000	196,305
Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	20,000	22,482
6.50%, 06/02/41	100,000	114,398
QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	25,000	25,500
Sr. Unsec. Notes, 5.38%, 10/01/22	48,000	49,440
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	25,000	25,563
5.75%, 06/01/21	110,000	116,875

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	$75,000	$77,625
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	125,000	136,875
6.63%, 02/15/19	110,000	118,250
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/22	105,000	114,187
		11,636,635

Oil & Gas Refining & Marketing–0.19%

Crosstex Energy L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 06/01/22	15,000	16,125
CVR Refining LLC/Coffeyville Finance Inc., Sr. Sec. Gtd. Notes, 6.50%, 11/01/22(b)	98,000	101,920
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Notes, 5.88%, 10/01/20(b)	95,000	100,106
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	85,000	96,900
Valero Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/37	680,000	831,192
		1,146,243

Oil & Gas Storage & Transportation–0.99%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	66,000	70,125
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 08/01/23(b)	75,000	77,625
6.63%, 10/01/20(b)	75,000	80,250
Eagle Rock Energy Partners L.P./Eagle Rock Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.38%, 06/01/19	106,000	112,095
El Paso Pipeline Partners Operating Co. LLC, Sr. Unsec. Gtd. Notes, 4.70%, 11/01/42	820,000	779,692
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	82,000	94,505
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	150,000	173,259
Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	1,005,000	1,234,034
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	420,000	514,393
Inergy Midstream L.P./NRGM Finance Corp., Sr. Unsec. Gtd. Notes, 6.00%, 12/15/20(b)	83,000	87,772

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	$200,000	$210,000
6.50%, 08/15/21	84,000	91,350
Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp. II, Sr. Unsec. Gtd. Notes, 6.50%, 05/15/21(b)	54,000	54,607
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	400,000	413,738
Rockies Express Pipeline LLC, Sr. Unsec. Notes, 6.00%, 01/15/19(b)	10,000	9,900
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	11,000	11,908
6.88%, 02/01/21	205,000	222,425
Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	35,000	38,937
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	255,000	333,734
Williams Partners L.P., Sr. Unsec. Global Notes, 3.80%, 02/15/15	1,305,000	1,369,330
		5,979,679

Other Diversified Financial Services–2.13%

Bank of America Corp., Sr. Unsec. Global Notes, 3.70%, 09/01/15	700,000	736,361
4.50%, 04/01/15	40,000	42,344
6.50%, 08/01/16	10,000	11,438
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	220,000	252,048
Bear Stearns Cos., LLC (The), Unsec. Sub. Notes, 5.55%, 01/22/17	115,000	129,021
Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	2,145,000	2,311,037
Series A, Jr. Unsec. Sub. Global Notes, 5.95% (c)	1,640,000	1,728,150
Citigroup, Inc., Sr. Unsec. Notes, 4.75%, 05/19/15	25,000	26,772
Compiler Finance Sub Inc., Sr. Unsec. Notes, 7.00%, 05/01/21(b)	7,000	7,035
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.25%, 01/10/14(b)	2,000,000	2,018,165
General Electric Capital Corp., Sr. Unsec. Global Notes, 5.90%, 05/13/14	25,000	26,300
ING US Inc., Jr. Unsec. Gtd. Sub. Notes, 5.65%, 05/15/53(b)	2,335,000	2,337,185

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Other Diversified Financial Services–(continued)

JPMorgan Chase & Co., Sr. Unsec. Global Notes, 5.60%, 07/15/41	$825,000	$955,603
6.30%, 04/23/19	190,000	228,893
Series Q, Jr. Unsec. Sub. Global Notes, 5.15% (c)	1,940,000	1,959,400
Oxford Finance LLC/Oxford Finance Co-Issuer Inc., Sr. Unsec. Notes, 7.25%, 01/15/18(b)	75,000	80,437
		12,850,189

Packaged Foods & Meats–0.32%

Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	85,000	88,400
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 4.50%, 01/25/22(b)	250,000	266,618
4.88%, 06/30/20(b)	1,065,000	1,165,446
Mondelez International Inc., Sr. Unsec. Global Notes, 7.00%, 08/11/37	70,000	92,149
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	145,000	162,038
Simmons Foods Inc., Sr. Sec. Notes, 10.50%, 11/01/17(b)	80,000	86,400
Wells Enterprises Inc, Sr. Sec. Notes, 6.75%, 02/01/20(b)	65,000	69,875
		1,930,926

Paper Packaging–0.14%

Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	40,000	43,200
Rock-Tenn Co., Sr. Unsec. Gtd. Global Notes, 4.00%, 03/01/23	800,000	807,873
		851,073

Paper Products–0.09%

International Paper Co., Sr. Unsec. Global Notes, 4.75%, 02/15/22	265,000	293,675
Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	19,000	19,238
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	50,000	53,250
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	170,000	177,650
		543,813

Personal Products–0.56%

Avon Products Inc., Sr. Unsec. Global Notes, 5.00%, 03/15/23	2,005,000	2,103,426
Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	1,340,000	1,211,407
First Quality Finance Co. Inc., Sr. Unsec. Notes, 4.63%, 05/15/21(b)	26,000	25,675

	Principal Amount	Value

Personal Products–(continued)

Revlon Consumer Products Corp., Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	$40,000	$41,100
		3,381,608

Pharmaceuticals–0.16%

Actavis Inc., Sr. Unsec. Global Notes, 1.88%, 10/01/17	1,000,000	993,095

Railroads–0.23%

CSX Corp., Sr. Unsec. Global Notes, 6.15%, 05/01/37	130,000	157,497
Sr. Unsec. Notes, 5.50%, 04/15/41	900,000	1,007,923
Georgian Railway JSC (Georgia), Sr. Unsec. Notes, 7.75%, 07/11/22(b)	200,000	234,928
		1,400,348

Real Estate Development–0.03%

Country Garden Holdings Co. Ltd. (China), Sr. Unsec. Gtd. Notes, 7.50%, 01/10/23(b)	200,000	205,791

Real Estate Services–0.01%

CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	28,000	30,240

Regional Banks–0.66%

Banco Internacional del Peru SAA (Peru), Sr. Unsec. Bonds, 5.75%, 10/07/20(b)	400,000	434,532
Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	1,550,000	1,593,424
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	650,000	782,992
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	465,000	544,405
Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	220,000	257,120
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	60,000	70,200
Unsec. Sub. Global Notes, 5.13%, 06/15/17	185,000	189,162
Zions Bancorp., Series I, Jr. Unsec. Sub. Notes, 5.80% (c)	120,000	121,200
		3,993,035

Research & Consulting Services–0.02%

FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	102,000	109,905

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Residential REIT’s–0.35%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/22	$2,135,000	$2,142,958

Retail REIT’s–0.51%

Realty Income Corp., Sr. Unsec. Notes, 2.00%, 01/31/18	2,115,000	2,105,371
Simon Property Group L.P., Sr. Unsec. Notes, 4.75%, 03/15/42	610,000	638,634
WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	250,000	305,781
		3,049,786

Semiconductor Equipment–0.07%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	180,000	185,400
Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/18	112,000	119,280
Sensata Technologies B.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	120,000	130,500
		435,180

Semiconductors–0.07%

Freescale Semiconductor Inc., Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	170,000	182,750
10.75%, 08/01/20	25,000	28,437
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	200,000	209,500
		420,687

Soft Drinks–0.35%

Dr. Pepper Snapple Group Inc., Sr. Unsec. Gtd. Global Notes, 2.00%, 01/15/20	750,000	729,655
Fomento Economico Mexicano S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 2.88%, 05/10/23	200,000	188,085
4.38%, 05/10/43	1,345,000	1,206,466
		2,124,206

Sovereign Debt–4.30%

Argentina Boden Bonds (Argentina), Sr. Unsec. Bonds, 7.00%, 10/03/15	400,000	352,400
Argentine Republic Government International Bond (Argentina), Series 1, Sr. Unsec. Global Notes, 8.75%, 06/02/17	395,000	311,458
Bolivian Government International Bond (Bolivia), Sr. Unsec. Notes, 4.88%, 10/29/22(b)	600,000	592,500
Chile Government International Bond (Chile), Sr. Unsec. Global Notes, 2.25%, 10/30/22	200,000	187,880
3.25%, 09/14/21	1,390,000	1,435,175

	Principal Amount	Value

Sovereign Debt–(continued)

Colombia Government International Bond (Colombia), Sr. Unsec. Global Bonds, 4.38%, 07/12/21	$320,000	$348,000
6.13%, 01/18/41	520,000	625,300
Costa Rica Government International Bond (Costa Rica), Sr. Unsec. Notes, 4.25%, 01/26/23(b)	400,000	392,000
Unsec. Notes, 4.38%, 04/30/25(b)	200,000	195,500
Croatia Government International Bond (Croatia), Sr. Unsec. Notes, 5.50%, 04/04/23(b)	200,000	205,050
Dominican Republic International Bond (Dominican Repubic), Sr. Unsec. Bonds, 7.50%, 05/06/21(b)	100,000	113,750
Sr. Unsec. Notes, 9.04%, 01/23/18(b)	448,121	499,654
Egypt Government International Bond (Egypt), REGS, Sr. Unsec. Euro Notes, 6.88%, 04/30/40(b)	100,000	78,750
Guatemala Government Bond (Guatemala), Sr. Unsec. Bonds, 8.13%, 10/06/19(b)(g)	520,000	686,400
REGS, Sr. Unsec. Euro Bonds, 8.13%, 10/06/19(b)(g)	90,000	118,800
Hungary Government International Bond (Hungary), Sr. Unsec. Global Notes, 4.13%, 02/19/18	300,000	299,841
4.75%, 02/03/15	60,000	61,589
5.38%, 02/21/23	400,000	403,025
Indonesia Government International Bond (Indonesia), Sr. Unsec. Bonds, 6.63%, 02/17/37(b)	300,000	358,125
Sr. Unsec. Notes, 3.38%, 04/15/23(b)	300,000	284,250
Unsec. Notes, 3.75%, 04/25/22(b)	300,000	296,625
Lithuania Government International Bond (Lithuania), Sr. Unsec. Notes, 6.13%, 03/09/21(b)	200,000	234,000
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 3.63%, 03/15/22	2,150,000	2,229,259
Sr. Unsec. Medium-Term Global Notes, 4.75%, 03/08/44	310,000	308,450
Series A, Sr. Unsec. Medium-Term Global Notes, 6.05%, 01/11/40	300,000	358,500
Namibia International Bonds (Namibia), Sr. Unsec. Notes, 5.50%, 11/03/21(b)	200,000	216,000
Panama Government International Bond (Panama), Sr. Unsec. Global Bonds, 5.20%, 01/30/20	1,250,000	1,441,875

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

Sovereign Debt–(continued)

Perusahaan Penerbit SBSN (Indonesia), Sr. Unsec. Notes, 4.00%, 11/21/18(b)	$200,000	$209,500
Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 8.75%, 11/21/33	436,000	683,430
Philippine Government International Bond (Philippines), Sr. Unsec. Global Bonds, 5.00%, 01/13/37	300,000	336,000
6.38%, 10/23/34	1,100,000	1,406,625
Poland Government International Bond (Poland), Sr. Unsec. Global Notes, 5.00%, 03/23/22	60,000	67,800
5.13%, 04/21/21	220,000	249,150
Provincia de Buenos Aires (Argentina), Sr. Unsec. Notes, 11.75%, 10/05/15(b)	300,000	258,000
Republic of Angola Via Northern Lights III BV (Angola), REGS, Sr. Unsec. Euro Notes, 7.00%, 08/16/19(b)	450,000	483,187
Republic of Paraguay (Paraguay), Sr. Unsec. Bonds, 4.63%, 01/25/23(b)	400,000	398,000
Republic of Serbia (Serbia), Sr. Unsec. Bonds, 4.88%, 02/25/20(b)	200,000	197,300
Romanian Government International Bond (Romania), Sr. Unsec. Notes, 4.38%, 08/22/23(b)	230,000	228,696
6.75%, 02/07/22(b)	110,000	130,125
Russian Foreign Bond (Russia), Sr. Unsec. Euro Notes, 3.63%, 04/29/15(b)	1,700,000	1,780,036
5.00%, 04/29/20(b)	600,000	669,300
Rwanda International Government Bond (Rwanda), Sr. Unsec. Bonds, 6.63%, 05/02/23(b)	200,000	188,000
South Africa Government International Bond (South Africa), Sr. Unsec. Global Notes, 5.88%, 05/30/22	100,000	114,813
Sri Lanka Government International Bond (Sri Lanka), Sr. Unsec. Notes, 6.25%, 10/04/20(b)	150,000	155,250
REGS, Unsec. Euro Notes, 7.40%, 01/22/15(b)	150,000	159,000
Turkey Government International Bond (Turkey), Sr. Unsec. Global Bonds, 5.63%, 03/30/21	150,000	175,500
Sr. Unsec. Global Notes, 6.75%, 05/30/40	100,000	125,000
8.00%, 02/14/34	325,000	455,812
Unsec. Global Notes, 4.88%, 04/16/43	200,000	199,000
5.13%, 03/25/22	200,000	226,500
6.00%, 01/14/41	200,000	230,750

	Principal Amount	Value

Sovereign Debt–(continued)

Ukraine Government International Bond (Ukraine), Sr. Unsec. Bonds, 7.50%, 04/17/23(b)	$750,000	$735,375
Sr. Unsec. Notes, 6.75%, 11/14/17(b)	150,000	149,250
Uruguay Government International Bond (Uruguay), Unsec. Global Notes, 8.00%, 11/18/22	763,519	1,034,568
Venezuela Government International Bond (Venezuela), Sr. Unsec. Global Bonds., 9.25%, 09/15/27	195,000	179,888
REGS, Sr. Unsec. Euro Bonds, 11.75%, 10/21/26(b)	700,000	714,000
REGS, Sr. Unsec. Euro Notes, 12.75%, 08/23/22(b)	700,000	764,750
Vietnam Government International Bond (Vietnam), Sr. Unsec. Bonds, 6.75%, 01/29/20(b)	100,000	110,487
Vnesheconombank Via VEB Finance PLC (Russia), Sr. Unsec. Notes, 6.03%, 07/05/22(b)	200,000	218,000
Wakala Global Sukuk Bhd (Malaysia), Sr. Unsec. Bonds, 2.99%, 07/06/16(b)	250,000	262,179
		25,929,427

Specialized Finance–1.35%

Air Lease Corp., Sr. Unsec. Global Notes, 6.13%, 04/01/17	80,000	86,900
Sr. Unsec. Gtd. Global Notes, 4.75%, 03/01/20	77,000	79,118
Aircastle Ltd., Sr. Unsec. Global Notes,
6.25%, 12/01/19	10,000	10,900
6.75%, 04/15/17	110,000	121,550
7.63%, 04/15/20	135,000	155,587
CIT Group Inc., Sr. Unsec. Global Notes,
5.00%, 08/15/22	65,000	69,550
5.25%, 03/15/18	90,000	97,200
Sr. Unsec. Notes, 5.50%, 02/15/19(b)	205,000	222,937
International Lease Finance Corp., Sr. Sec. Gtd. Notes, 6.50%, 09/01/14(b)	1,915,000	2,035,884
Sr. Unsec. Global Notes,
3.88%, 04/15/18	65,000	65,122
4.63%, 04/15/21	65,000	64,513
4.88%, 04/01/15	1,050,000	1,092,656
5.75%, 05/15/16	400,000	429,500
5.88%, 04/01/19	20,000	21,538
5.88%, 08/15/22	155,000	166,431
8.75%, 03/15/17	85,000	100,428
Sr. Unsec. Notes, 8.25%, 12/15/20	155,000	188,325

See accompanying notes which are an integral part of this schedule.

                                  Invesco Core Plus Bond Fund

	Principal Amount	Value

Specialized Finance–(continued)

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Global Bonds, 10.38%, 11/01/18	$2,130,000	$3,033,886
Waha Aerospace B.V. (United Arab Emirates), Sr. Unsec. Gtd. Bonds, 3.93%, 07/28/20(b)	75,000	79,574
		8,121,599

Specialized REIT’s–1.61%

American Tower Corp., Sr. Unsec. Global Notes, 3.50%, 01/31/23	1,250,000	1,215,220
4.63%, 04/01/15	430,000	457,083
Sr. Unsec. Notes, 4.50%, 01/15/18	100,000	109,376
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	3,880,000	4,614,759
Geo Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.13%, 04/01/23(b)	50,000	51,375
MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	65,000	72,150
RHP Hotel Properties L.P./RHP Finance Corp., Sr. Unsec. Gtd. Notes, 5.00%, 04/15/21(b)	115,000	117,587
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	1,495,000	1,567,881
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 2.00%, 02/15/18	1,500,000	1,497,124
		9,702,555

Specialty Chemicals–0.06%

Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	63,000	66,780
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	20,000	20,800
PolyOne Corp., Sr. Unsec. Notes, 5.25%, 03/15/23(b)	220,000	227,150
PQ Corp., Sr. Sec. Notes, 8.75%, 0 5/01/18(b)	35,000	37,450
		352,180

Steel–0.87%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 4.25%, 08/05/15	30,000	31,005
5.00%, 02/25/17	400,000	421,185
6.13%, 06/01/18	845,000	924,122
6.75%, 02/25/22	20,000	21,536
7.25%, 03/01/41	1,280,000	1,254,147
Commercial Metals Co., Sr. Unsec. Notes, 4.88%, 05/15/23	20,000	19,150

	Principal Amount	Value

Steel–(continued)

OJSC Novolipetsk Steel via Steel Funding Ltd. (Russia), Unsec. Bonds, 4.45%, 02/19/18(b)	$500,000	$509,766
Samarco Mineracao S.A. (Brazil), Sr. Unsec. Notes, 4.13%, 11/01/22(b)	300,000	289,222
Steel Dynamics Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/19(b)	60,000	65,400
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	138,000	147,315
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	160,000	165,600
Sr. Unsec. Notes, 7.00%, 02/01/18	50,000	53,250
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	730,000	763,308
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	600,000	558,429
		5,223,435

Technology Distributors–0.01%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	50,000	53,375

Tires & Rubber–0.04%

Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	45,000	52,425
Gajah Tunggal Tbk PT (Indonesia), Sr. Sec. Gtd. Notes, 7.75%, 02/06/18(b)	200,000	206,561
		258,986

Tobacco–0.34%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	1,845,000	2,045,381

Trading Companies & Distributors–0.02%

United Rentals North America Inc., Sr. Sec. Gtd. Global Notes, 5.75%, 07/15/18	5,000	5,363
Sr. Unsec. Global Notes, 8.25%, 02/01/21	65,000	72,312
Sr. Unsec. Gtd. Notes, 6.13%, 06/15/23	25,000	26,312
		103,987

Trucking–0.22%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	120,000	131,700
9.75%, 03/15/20	15,000	17,644

See accompanying notes which are an integral part of this schedule.

                                  Invesco Core Plus Bond Fund

	Principal Amount	Value

Trucking–(continued)

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/20	$100,000	$106,500
6.75%, 04/15/19	120,000	130,950
7.38%, 01/15/21	25,000	27,719
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	860,000	890,886
		1,305,399

Wireless Telecommunication Services–1.16%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	200,000	180,126
Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40	1,115,000	1,258,485
Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Notes, 5.13%, 03/11/23(b)	400,000	408,304
Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	292,000	292,730
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(b)	25,000	25,862
4.88%, 08/15/20(b)	1,835,000	2,062,545
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)	200,000	201,250
MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.25%, 04/01/21(b)	75,000	78,750
6.63%, 11/15/20	220,000	236,500
6.63%, 04/01/23(b)	75,000	79,500
7.88%, 09/01/18	20,000	21,850
SBA Communications Corp., Sr. Unsec. Notes, 5.63%, 10/01/19(b)	35,000	36,531
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	290,000	292,537
6.90%, 05/01/19	77,000	83,449
Sprint Nextel Corp., Sr. Unsec. Global Notes, 6.00%, 11/15/22	75,000	78,000
7.00%, 08/15/20	10,000	10,888
11.50%, 11/15/21	15,000	20,775
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	105,000	117,994
9.00%, 11/15/18(b)	40,000	48,700
VimpelCom Holdings B.V. (Russia), Sr. Unsec. Gtd. Notes, 5.20%, 02/13/19(b)	300,000	302,351
5.95%, 02/13/23(b)	300,000	293,973
7.50%, 03/01/22(b)	600,000	655,500

	Principal Amount	Value

Wireless Telecommunication Services–(continued)

Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)	$200,000	$212,000
		6,998,600
Total U.S. Dollar Denominated Bonds and Notes (Cost $298,578,741)		310,740,334

U.S. Government Sponsored Agency Mortgage-Backed Securities–26.52%

Collateralized Mortgage Obligations–0.30%

Fannie Mae REMICs, 0.96%, 06/25/37(d)	1,127,278	1,144,221
Fannie Mae REMICs, IO, 7.00%, 05/25/33	30,854	7,590
Fannie Mae REMICS, IO, 6.00%, 07/25/33	34,429	5,877
Federal Deposit Insurance Co., 0.75%, 02/25/48 (Acquired 03/05/10; Cost $650,311)(b)(d)	650,311	651,263
Freddie Mac REMICS, 5.00%, 11/15/17	27,932	28,234
		1,837,185

Federal Home Loan Mortgage Corp. (FHLMC)–14.56%

Pass Through Ctfs., 6.00%, 08/01/14 to 02/01/34	789,805	870,932
5.50%, 05/01/16 to 07/01/40	9,088,612	9,937,114
6.50%, 05/01/16 to 09/01/36	1,714,248	1,951,828
7.00%, 06/01/16 to 10/01/34	2,813,476	3,225,547
7.50%, 04/01/17 to 05/01/35	1,225,544	1,482,247
3.50%, 08/01/26	2,546,732	2,724,569
8.50%, 08/01/31	112,372	139,284
8.00%, 08/01/32	95,480	116,807
5.00%, 07/01/34 to 06/01/40	10,012,534	10,944,669
4.50%, 06/01/41	6,443,695	6,853,685
Pass Through Ctfs., ARM 2.86%, 12/01/36(d)	269,574	288,374
3.01%, 02/01/37(d)	86,011	92,345
2.77%, 05/01/37(d)	522,127	557,573
Pass Through Ctfs., TBA 2.50%, 06/01/28(h)	10,000,000	10,193,359
3.50%, 07/01/43(h)	17,500,000	18,030,469
4.00%, 07/01/43(h)	19,500,000	20,484,141
		87,892,943

Federal National Mortgage Association (FNMA)–10.80%

Pass Through Ctfs., 7.50%, 11/01/15 to 08/01/37	1,545,566	1,822,182
7.00%, 12/01/15 to 02/01/34	1,414,321	1,633,530
6.50%, 05/01/16 to 01/01/37	535,262	602,102
6.00%, 05/01/17 to 10/01/39	265,231	288,841
5.00%, 03/01/18 to 12/01/39	3,121,960	3,420,351
5.50%, 11/01/18 to 06/01/40	4,554,593	4,984,238
8.00%, 08/01/21 to 04/01/33	220,184	266,022
9.50%, 04/01/30	51,010	61,097
8.50%, 10/01/32	174,975	216,396

See accompanying notes which are an integral part of this schedule.

                                  Invesco Core Plus Bond Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

Pass Through Ctfs., ARM, 2.34%, 05/01/35(d)	$833,343	$886,089
2.54%, 01/01/37(d)	385,392	409,576
2.65%, 03/01/38(d)	203,316	216,242
Pass Through Ctfs., TBA, 2.50%, 06/01/28(h)	4,500,000	4,593,021
3.00%, 06/01/28 to 07/01/43(h)	16,500,000	16,665,079
3.50%, 07/01/43(h)	15,000,000	15,497,462
4.00%, 07/01/43(h)	12,960,000	13,649,513
		65,211,741

Government National Mortgage Association (GNMA)–0.86%

Pass Through Ctfs., 7.50%, 06/15/23 to 05/15/32	56,661	63,633
9.00%, 09/15/24 to 10/15/24	23,610	23,852
8.50%, 02/15/25	7,616	7,745
8.00%, 08/15/25 to 09/15/26	90,606	102,092
6.56%, 01/15/27	170,485	197,861
7.00%, 04/15/28 to 09/15/32	467,593	550,359
6.00%, 11/15/28 to 02/15/33	167,260	188,948
6.50%, 01/15/29 to 09/15/34	348,113	395,146
5.50%, 06/15/35	266,929	290,791
5.00%, 07/15/35 to 08/15/35	76,470	82,990
Pass Through Ctfs., ARM, 2.00%, 01/20/25 to 05/20/25(d)	96,992	101,273
3.00%, 06/20/25(d)	11,222	11,776
Pass Through Ctfs., TBA, 3.50%, 06/01/43(h)	3,000,000	3,146,953
		5,163,419
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $158,783,231)		160,105,288

Asset-Backed Securities–13.92%

AmeriCredit Automobile Receivables Trust, Series 2011-2, Class D, Pass Through Ctfs., 4.00%, 05/08/17	3,135,000	3,276,000
Banc of America Mortgage Securities Inc., Series 2005-12, Class A2, Floating Rate Pass Through Ctfs., 1.09%, 01/25/36(d)	713,077	645,532
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Floating Rate Pass Through Ctfs., 2.35%, 08/25/33(d)	771,904	782,240
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class A6, Pass Through Ctfs., 4.83%, 11/11/41	1,405,000	1,473,776
Series 2005-PWR8, Class A4, Pass Through Ctfs., 4.67%, 06/11/41	2,675,000	2,841,491
Series 2005-T18, Class A4, Variable Rate Pass Through Ctfs., 4.93%, 02/13/42(d)	44,377	47,158

	Principal Amount	Value

Asset-Backed Securities–(continued)

Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.61%, 03/11/39(d)	$2,948,000	$3,248,074
Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.61%, 03/11/39(d)	19,689	20,102
Series 2006-T24, Class A3, Pass Through Ctfs., 5.53%, 10/12/41	491,208	493,117
Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	3,040,000	3,420,208
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3, Variable Rate Pass Through Ctfs., 5.94%, 03/15/49(d)	625,000	696,087
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.36%, 08/25/34(d)	2,507,723	2,574,336
Countrywide Asset-Backed Ctfs., Series 2003-1, Class 3A, Floating Rate Pass Through Ctfs., 0.87%, 06/25/33(d)	178,442	171,802
Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 04/25/47	31,032	30,994
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-13, Class A10, Pass Through Ctfs., 6.00%, 08/25/37	1,322,934	1,252,223
Credit Suisse Mortgage Capital Ctfs., Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.63%, 09/26/34(b)(d)	830,560	843,797
Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37 (Acquired 03/01/10; Cost $380,595)(b)	369,509	394,682
First Horizon Alternative Mortgage Securities, Series 2005-FA8, Class 2A1, Pass Through Ctfs., 5.00%, 11/25/20	461,615	472,918
Series 2006-FA5, Class A3, Pass Through Ctfs., 6.25%, 08/25/36	552,311	488,387
Fontainebleau Miami Beach Trust, Series 2012, Class B, Pass Through Ctfs., 3.88%, 05/05/27(b)	3,000,000	3,123,716
GE Capital Credit Card Master Note Trust, Series 2010-3, Class A, Pass Through Ctfs., 2.21%, 06/15/16	70,000	70,050
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	2,760,000	2,917,207

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class B, Pass Through Ctfs., 4.05%, 04/10/34(b)	$1,500,000	$1,575,251
Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1C, Floating Rate Pass Through Ctfs., 0.65%, 06/20/35(d)	51,840	49,277
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, Pass Through Ctfs., 5.34%, 05/15/47	900,000	1,009,706
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A4, Pass Through Ctfs., 4.74%, 02/15/30	780,000	819,653
Series 2006-C1, Class A4, Pass Through Ctfs., 5.16%, 02/15/31	845,000	923,820
Series 2006-C7, Class A3, Pass Through Ctfs., 5.35%, 11/15/38	300,000	337,103
Lehman Mortgage Trust, Series 2006-1, Class 3A5, Pass Through Ctfs., 5.50%, 02/25/36	815,705	839,522
MBNA Credit Card Master Note Trust, Series 2004-B1, Pass Through Ctfs., 4.45%, 08/15/16	4,200,000	4,326,670
Morgan Stanley Capital I Trust, Series 2005-HQ5, Class A3, Pass Through Ctfs., 5.01%, 01/14/42	1,987	1,986
Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.38%, 11/14/42(d)	35,000	37,932
Series 2005-HQ7, Class AJ, Variable Rate Pass Through Ctfs., 5.38%, 11/14/42(d)	2,615,000	2,813,033
Series 2005-T19, Class A4A, Pass Through Ctfs., 4.89%, 06/12/47	2,638,000	2,835,504
Provident Bank Home Equity Loan Trust, Series 2000-2, Class A1, Floating Rate Pass Through Ctfs., 0.73%, 08/25/31(d)	369,311	249,496
RBSCF Trust, Series 2010-RR3, Class MS4A, Variable Rate Pass Through Ctfs., 4.97%, 04/16/40(b)(d)	3,509,108	3,607,648
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	1,545,000	1,613,422
Series 2012-6, Class A2, Pass Through Ctfs., 0.47%, 09/15/15	2,300,000	2,300,685
Sequoia Mortgage Trust, Series 2013-3, Class A1, Variable Rate Pass Through Ctfs., 2.00%, 03/25/43(d)	3,166,069	3,113,255

	Principal Amount	Value
Series 2013-4, Class A3, Variable Rate Pass Through Ctfs., 1.55%, 04/25/43(d)	$2,938,991	$2,939,964
Series 2013-6, Class A2, Variable Rate Pass Through Ctfs., 3.00%, 05/25/43(d)	3,883,027	3,959,987
Series 2013-7, Class A2, Variable Rate Pass Through Ctfs., 3.00%, 06/25/43(d)	2,530,000	2,518,061
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class A2, Floating Rate Pass Through Ctfs., 0.73%, 05/25/35(d)	41,645	39,277
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 4A2, Floating Rate Pass Through Ctfs., 5.04%, 04/25/47(d)	1,072,846	737,102
Structured Asset Investment Loan Trust, Series 2003-BC12, Class 3A, Floating Rate Pass Through Ctfs., 0.93%, 11/25/33(d)	32,779	31,648
Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, Pass Through Ctfs., 6.00%, 12/25/35	838,652	816,252
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A4, Pass Through Ctfs., 4.94%, 04/15/42	3,670,000	3,901,300
Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.41%, 10/15/44(d)	1,324,595	1,435,592
Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.41%, 10/15/44(d)	1,515,000	1,629,979
Series 2005-C21, Class AM, Variable Rate Pass Through Ctfs., 5.41%, 10/15/44(d)	1,680,000	1,827,097
WaMu Mortgage Pass Through Ctfs., Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.46%, 08/25/33(d)	1,771,780	1,828,264
Series 2005-AR10, Class 1A3, Floating Rate Pass Through Ctfs., 2.49%, 09/25/35(d)	525,000	490,457
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.62%, 07/25/34(d)	1,539,953	1,561,926
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.62%, 12/25/34(d)	2,071,478	2,123,904
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class A2, Pass Through Ctfs., 2.07%, 03/15/48	2,415,000	2,471,448
Total Asset-Backed Securities (Cost $75,570,115)		84,050,118

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount	Value

U.S. Treasury Securities–9.43%

U.S. Treasury Bills–0.03%

0.09%, 11/14/13(i)(j)	$100,000	$99,971
0.18%, 11/14/13(i)(j)	100,000	99,970
		199,941

U.S. Treasury Bonds–1.49%

6.25%, 05/15/30	2,000,000	2,926,990
3.50%, 02/15/39	940,000	988,827
4.25%, 05/15/39	20,000	23,789
3.88%, 08/15/40	50,000	55,942
3.13%, 02/15/42	4,350,000	4,223,885
2.75%, 08/15/42	850,000	761,466
		8,980,899

U.S. Treasury Notes–7.91%

1.88%, 02/28/14	8,010,000	8,114,180
2.25%, 05/31/14	19,595,000	20,000,133
2.63%, 07/31/14	4,300,000	4,421,864
2.38%, 10/31/14	1,875,000	1,931,677
2.13%, 11/30/14	625,000	642,625
2.63%, 12/31/14	2,000,000	2,075,161
1.25%, 08/31/15	350,000	357,030
2.00%, 04/30/16	1,000,000	1,042,923
1.00%, 10/31/16	3,000,000	3,036,944
0.88%, 04/30/17	1,700,000	1,706,620
2.75%, 05/31/17	4,000,000	4,310,410
3.63%, 08/15/19	100,000	113,735
		47,753,302
Total U.S. Treasury Securities (Cost $56,047,413)		56,934,142

	Shares

Preferred Stocks–0.99%

Consumer Finance–0.00%

Ally Financial, Inc., Series G, 7.00% Pfd.(b)	4	3,922

Diversified Banks–0.37%

CoBank ACB, Series F, 6.25% Pfd.(b)	20,000	2,141,250
Royal Bank of Scotland Group PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.	3,910	97,828
		2,239,078

Investment Banking & Brokerage–0.32%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	75,000	1,926,750

Multi-Line Insurance–0.02%

Hartford Financial Services Group Inc. (The) 7.88% Jr. Sub. Pfd.	4,070	124,542

Office REIT’s–0.00%

DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	200	5,270

	Shares		Value

Regional Banks–0.14%

PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.		27,000	$736,020
Zions Bancorp., Series C, 9.50% Pfd.		2,440	62,171
Zions Bancorp., Series H, 5.75% Pfd.		2,000	49,560
			847,751

Reinsurance–0.14%

Reinsurance Group of America, Inc., 6.20% Sr. Unsec. Sub. Pfd.		30,000	805,800

Tires & Rubber–0.00%

Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.		165	8,242
Total Preferred Stocks (Cost $5,619,813)			5,961,355

	Principal Amount

U.S. Government Sponsored Agency Securities–0.79%

Federal Home Loan Mortgage Corp. (FHLMC)–0.79%

Federal Home Loan Mortgage Corp., Sr. Unsec. Global Notes, 5.50%, 08/23/17		$2,740,000	3,249,530
6.25%, 07/15/32		1,080,000	1,527,790
Total U.S. Government Sponsored Agency Securities (Cost $4,261,654)			4,777,320

Municipal Obligations–0.43%

Florida (State of) Hurricane Catastrophe Fund Finance Corp., Series 2013 A, RB, 3.00%, 07/01/20		1,450,000	1,422,203
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57		500,000	575,055
Series 2010, Build America RB, 6.66%, 04/01/57		550,000	625,086
Total Municipal Obligations (Cost $2,500,000)			2,622,344

Non-U.S. Dollar Denominated Bonds & Notes–0.38%(k)

Broadcasting–0.02%

Central European Media Enterprises Ltd. (Czech Republic), REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	100,000	138,122

Casinos & Gaming–0.02%

Codere Finance Luxembourg S.A. (Spain), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	50,000	42,562
Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	75,000	77,040
			119,602

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

	Principal Amount		Value

Distillers & Vintners–0.01%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Mortgage Notes, 8.88%, 12/01/16(b)(e)	EUR	50,000	$53,933

Diversified Banks–0.03%

Export-Import Bank of Korea (South Korea), Sr. Unsec. Notes, 4.00%, 11/26/15(b)	PHP	3,300,000	81,295
Itau Unibanco Holding S.A. (Brazil), Sr. Unsec. Notes, 10.50%, 11/23/15(b)	BRL	150,000	74,622
			155,917

Electric Utilities–0.04%

RusHydro JSC via RusHydro Finance Ltd. (Russia), Sr. Unsec. Medium-Term Euro Loan Participation Notes, 7.88%, 10/28/15	RUB	8,000,000	251,336

Food Distributors–0.03%

Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	100,000	158,387

Independent Power Producers & Energy Traders–0.03%

Infinis PLC (United Kingdom), Sr. Sec. Notes, 7.00%, 02/15/19(b)	GBP	100,000	154,209

Investment Banking & Brokerage–0.03%

Morgan Stanley, Sr. Unsec. Notes, 10.09%, 05/03/17(b)	BRL	340,000	169,460

Leisure Facilities–0.02%

Cirsa Funding Luxembourg S.A. (Spain), REGS, Sr. Unsec. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	100,000	132,622

Other Diversified Financial Services–0.06%

Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	100,000	173,200
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	100,000	171,833
			345,033

Sovereign Debt–0.07%

Mexican Bonos (Mexico), Series M20, Bonds, 10.00%, 12/05/24	MXN	1,300,000	140,731
Peruvian Government International Bond (Peru), Sr. Unsec. Notes, 8.60%, 08/12/17(b)	PEN	210,000	92,669
Republic of Costa Rica (Costa Rica), Unsec. Bonds, 11.50%, 12/21/22(b)	CRC	90,000,000	218,245
			451,645

	Principal Amount		Value

Wireless Telecommunication Services–0.02%

Mobile Challenger Intermediate Group S.A. (Switzerland), Sr. Sec. PIK Notes, 8.75%, 03/15/19(b)	EUR	100,000	$130,935
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $2,329,612)			2,261,201

	Shares

Common Stocks–0.00%

Paper Products–0.00%

NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $34,248) (Cost $34,248)(b)(l)		160	15,200

Money Market Funds–13.33%

Liquid Assets Portfolio –Institutional Class (m)		40,219,637	40,219,637
Premier Portfolio –Institutional Class (m)		40,219,638	40,219,638
Total Money Market Funds (Cost $80,439,275)			80,439,275
TOTAL INVESTMENTS–117.27% (Cost $684,164,102)			707,906,577
OTHER ASSETS LESS LIABILITIES–(17.27)%			(104,234,217)
NET ASSETS–100.00%			$603,672,360

Investment Abbreviations:

ARM	— Adjustable Rate Mortgage

BRL	— Brazilian Real

CAD	— Canadian Dollar

Conv.	— Convertible

CRC	— Costa Rican Colon

Ctfs.	— Certificates

Deb.	— Debentures

Disc.	— Discounted

EUR	— Euro

FHLMC	— Federal Home Loan Mortgage Corp.

FNMA	— Federal National Mortgage Association

GBP	— British Pound

GNMA	— Government National Mortgage Association

Gtd.	— Guaranteed

Jr.	— Junior

MXN	— Mexican Peso

PEN	— Peru Nuevo Sol

Pfd.	— Preferred

PHP	— Philippine Peso

PIK	— Payment in Kind

RB	— Revenue Bonds

REGS	— Regulation S

REIT	— Real Estate Investment Trust

REMICS	— Real Estate Mortgage Investment Conduits

RUB	— Russian Rouble

See accompanying notes which are an integral part of this schedule.

                                     Invesco Core Plus Bond Fund

Sec.	— Secured

Sr.	— Senior

Sub.	— Subordinated

TBA	— To Be Announced

Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $114,036,984, which represented 18.89% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(e)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2013 was $53,933, which represented 0.01% of the Fund’s Net Assets.

(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(k)	Foreign denominated security. Principal amount is denominated in currency indicated.

(l)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.

(m)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

                                 Invesco Core Plus Bond Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

                                 Invesco Core Plus Bond Fund

E.	Foreign Currency Translations – (continued)

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an

                                 Invesco Core Plus Bond Fund

H.	Swap Agreements – (continued)

upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

I.	Other Risks – The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
J.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

                                 Invesco Core Plus Bond Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$84,255,458	$2,160,372	$—	$86,415,830
U.S. Treasury Securities	—	56,934,142	—	56,934,142
U.S Government Sponsored Agency Securities	—	164,882,608	—	164,882,608
Corporate Debt Securities	—	284,810,907	0	284,810,907
Asset-Backed Securities	—	84,050,118	—	84,050,118
Municipal Obligations	—	2,622,344	—	2,622,344
Foreign Securities Debt	—	2,261,201	—	2,261,201
Foreign Sovereign Debt	—	25,929,427	—	25,929,427
	$84,255,458	$623,651,119	$0	$707,906,577
Foreign Currency Contracts*	—	18,153	—	18,153
Futures*	11,596	—	—	11,596
Swap Agreements*	—	(410,600)	—	(410,600)
Total Investments	$84,267,054	$623,258,672	$0	$707,525,726

* Unrealized appreciation (depreciation)

NOTE 3 — Derivative Investments

Open Foreign Currency Contracts

Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation
08/08/13	RBC Dain Rauscher	EUR	381,000	USD	498,329	$ 495,333	$ 2,996
08/08/13	RBC Dain Rauscher	GBP	441,000	USD	684,857	669,700	15,157
Total open foreign currency contracts							$ 18,153

Currency Abbreviations:

EUR — Euro	GBP — British Pound Sterling	USD — U.S. Dollar

                                 Invesco Core Plus Bond Fund

Open Futures Contracts
Short Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
U.S. 10 Year Treasury Notes	170	September-2013	$ 21,967,188	$ 11,596

Open Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.72%	$5,500,000	$349,614	$(410,600)
(a)

Implied credit spreads represent the current level as of May 31, 2013 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2013 was $1,037,954,501 and $941,238,330, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $8,602,508 and $20,919,963, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$27,991,026
Aggregate unrealized (depreciation) of investment securities	(5,155,445)
Net unrealized appreciation of investment securities	$22,835,581
Cost of investments for tax purposes is $685,070,996.

                                 Invesco Core Plus Bond Fund

Invesco Equally-Weighted S&P 500 Fund Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	MS-EWSP-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.41%

Advertising–0.40%

Interpublic Group of Cos., Inc. (The)	217,765	$3,096,618
Omnicom Group Inc.	48,491	3,012,746
		6,109,364

Aerospace & Defense–2.28%

Boeing Co. (The)	35,118	3,477,384
General Dynamics Corp.	41,409	3,192,634
Honeywell International Inc.	38,706	3,036,873
L-3 Communications Holdings, Inc.	36,961	3,145,011
Lockheed Martin Corp.	31,699	3,354,705
Northrop Grumman Corp.	43,248	3,563,203
Precision Castparts Corp.	14,967	3,201,741
Raytheon Co.	50,914	3,392,909
Rockwell Collins, Inc.	46,804	3,030,559
Textron Inc.	93,840	2,529,926
United Technologies Corp.	30,983	2,940,287
		34,865,232

Agricultural Products–0.18%

Archer-Daniels-Midland Co.	87,667	2,825,507

Air Freight & Logistics–0.73%

C.H. Robinson Worldwide, Inc.	50,048	2,837,221
Expeditors International of Washington, Inc.	73,732	2,877,760
FedEx Corp.	26,462	2,549,349
United Parcel Service, Inc. -Class B	33,783	2,901,960
		11,166,290

Airlines–0.22%

Southwest Airlines Co.	232,686	3,297,161

Aluminum–0.18%

Alcoa Inc.	331,328	2,816,288

Apparel Retail–1.22%

Abercrombie & Fitch Co. -Class A	59,111	2,960,279
Gap, Inc. (The)	78,739	3,192,866
L Brands, Inc.	62,987	3,149,980
Ross Stores, Inc.	50,760	3,263,868
TJX Cos., Inc. (The)	63,520	3,214,747
Urban Outfitters, Inc. (b)	69,056	2,895,518
		18,677,258

Apparel, Accessories & Luxury Goods–0.98%

Coach, Inc.	58,302	3,396,674
Fossil, Inc. (b)	27,583	2,929,315
PVH Corp.	23,139	2,665,381
Ralph Lauren Corp.	16,075	2,814,572

	Shares	Value

Apparel, Accessories & Luxury Goods–(continued)

VF Corp.	17,520	$3,221,227
		15,027,169

Application Software–0.86%

Adobe Systems Inc. (b)	68,740	2,949,633
Autodesk, Inc. (b)	71,016	2,679,434
Citrix Systems, Inc. (b)	38,327	2,466,343
Intuit Inc.	42,105	2,460,616
Salesforce.com, Inc. (b)	61,398	2,598,977
		13,155,003

Asset Management & Custody Banks–1.85%

Ameriprise Financial, Inc.	39,571	3,225,828
Bank of New York Mellon Corp. (The)	100,025	3,006,752
BlackRock, Inc.	11,490	3,208,008
Franklin Resources, Inc.	19,427	3,007,494
Invesco Ltd. (c)	101,484	3,424,070
Legg Mason, Inc.	94,586	3,314,293
Northern Trust Corp.	51,933	3,019,904
State Street Corp.	48,188	3,189,082
T. Rowe Price Group Inc.	37,934	2,877,673
		28,273,104

Auto Parts & Equipment–0.61%

BorgWarner, Inc. (b)	35,882	2,908,954
Delphi Automotive PLC (United Kingdom)	66,342	3,238,153
Johnson Controls, Inc.	84,574	3,159,684
		9,306,791

Automobile Manufacturers–0.23%

Ford Motor Co.	219,778	3,446,119

Automotive Retail–0.80%

AutoNation, Inc. (b)	63,833	2,957,383
AutoZone, Inc. (b)	7,404	3,026,977
CarMax, Inc. (b)	68,889	3,221,939
O’Reilly Automotive, Inc. (b)	27,246	2,967,362
		12,173,661

Biotechnology–1.32%

Alexion Pharmaceuticals, Inc. (b)	31,327	3,055,636
Amgen Inc.	30,673	3,083,557
Biogen Idec Inc. (b)	16,548	3,929,984
Celgene Corp. (b)	25,616	3,167,418
Gilead Sciences, Inc. (b)	62,793	3,420,963
Regeneron Pharmaceuticals, Inc. (b)	14,523	3,512,678
		20,170,236

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Brewers–0.19%

Molson Coors Brewing Co. -Class B	60,222	$2,975,569

Broadcasting–0.58%

CBS Corp. -Class B	62,015	3,069,743
Discovery Communications, Inc. -Class A (b)	36,619	2,887,774
Scripps Networks Interactive -Class A	44,337	2,986,540
		8,944,057

Building Products–0.20%

Masco Corp.	143,066	3,007,247

Cable & Satellite–0.81%

Cablevision Systems Corp. -Class A	204,350	3,089,772
Comcast Corp. -Class A	69,578	2,793,557
DIRECTV (b)	56,963	3,482,148
Time Warner Cable Inc.	31,777	3,035,021
		12,400,498

Casinos & Gaming–0.41%

International Game Technology	167,807	3,000,389
Wynn Resorts Ltd.	24,309	3,303,350
		6,303,739

Coal & Consumable Fuels–0.37%

CONSOL Energy Inc.	88,814	3,080,070
Peabody Energy Corp.	129,669	2,550,589
		5,630,659

Commodity Chemicals–0.20%

LyondellBasell Industries N.V. -Class A (d)	44,853	2,989,452

Communications Equipment–1.25%

Cisco Systems, Inc.	130,679	3,146,750
F5 Networks, Inc. (b)	30,350	2,525,424
Harris Corp.	62,807	3,148,515
JDS Uniphase Corp. (b)	184,285	2,509,962
Juniper Networks, Inc. (b)	137,880	2,444,612
Motorola Solutions, Inc.	45,462	2,634,978
QUALCOMM, Inc.	42,813	2,717,769
		19,128,010

Computer & Electronics Retail–0.51%

Best Buy Co., Inc.	141,434	3,896,507
GameStop Corp. -Class A	115,635	3,834,456
		7,730,963

Computer Hardware–0.59%

Apple Inc.	6,607	2,971,036
Dell Inc.	201,464	2,689,544
Hewlett-Packard Co.	135,844	3,317,311
		8,977,891

Computer Storage & Peripherals–1.10%

EMC Corp. (b)	117,396	2,906,725
NetApp, Inc. (b)	83,388	3,129,552

	Shares	Value

Computer Storage & Peripherals–(continued)

SanDisk Corp. (b)	55,018	$3,247,162
Seagate Technology PLC	87,775	3,781,347
Western Digital Corp.	59,855	3,790,019
		16,854,805

Construction & Engineering–0.57%

Fluor Corp.	44,358	2,803,869
Jacobs Engineering Group, Inc. (b)	55,050	3,138,401
Quanta Services, Inc. (b)	96,735	2,744,372
		8,686,642

Construction & Farm Machinery & Heavy Trucks–0.90%

Caterpillar Inc.	31,517	2,704,159
Cummins Inc.	23,845	2,852,577
Deere & Co.	31,389	2,734,296
Joy Global Inc.	45,188	2,443,767
PACCAR Inc.	56,534	3,030,222
		13,765,021

Construction Materials–0.18%

Vulcan Materials Co.	52,133	2,793,286

Consumer Electronics–0.41%

Garmin Ltd. (d)	80,109	2,798,208
Harman International Industries, Inc.	64,893	3,445,818
		6,244,026

Consumer Finance–0.87%

American Express Co.	44,090	3,338,054
Capital One Financial Corp.	52,633	3,206,929
Discover Financial Services	68,956	3,269,204
SLM Corp.	149,514	3,549,462
		13,363,649

Data Processing & Outsourced Services–1.78%

Automatic Data Processing, Inc.	45,031	3,094,530
Computer Sciences Corp.	57,329	2,557,447
Fidelity National Information Services, Inc.	75,249	3,378,680
Fiserv, Inc. (b)	33,675	2,935,113
MasterCard, Inc. -Class A	5,390	3,073,648
Paychex, Inc.	83,928	3,124,639
Total System Services, Inc.	117,638	2,765,669
Visa Inc. -Class A	17,754	3,162,698
Western Union Co. (The)	194,992	3,193,969
		27,286,393

Department Stores–0.84%

J. C. Penney Co., Inc. (b)(d)	188,798	3,319,069
Kohl’s Corp.	61,138	3,143,105
Macy’s, Inc.	68,459	3,309,308
Nordstrom, Inc.	52,133	3,066,463
		12,837,945

Distillers & Vintners–0.61%

Beam Inc.	47,144	3,056,817

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Distillers & Vintners–(continued)

Brown-Forman Corp. -Class B	42,274	$2,909,297
Constellation Brands, Inc. -Class A (b)	64,849	3,437,645
		9,403,759

Distributors–0.20%

Genuine Parts Co.	38,586	2,999,676

Diversified Banks–0.60%

Comerica Inc.	78,608	3,104,230
U.S. Bancorp	83,339	2,921,865
Wells Fargo & Co.	78,156	3,169,226
		9,195,321

Diversified Chemicals–0.99%

Dow Chemical Co. (The)	87,052	2,999,812
E. I. du Pont de Nemours and Co.	58,041	3,238,107
Eastman Chemical Co.	39,494	2,832,510
FMC Corp.	46,674	2,926,926
PPG Industries, Inc.	20,770	3,190,480
		15,187,835

Diversified Metals & Mining–0.17%

Freeport-McMoRan Copper & Gold Inc.	85,718	2,661,544

Diversified REIT’s–0.18%

Vornado Realty Trust	33,863	2,707,347

Diversified Support Services–0.38%

Cintas Corp.	64,322	2,936,621
Iron Mountain Inc.	81,786	2,931,210
		5,867,831

Drug Retail–0.42%

CVS Caremark Corp.	54,566	3,141,910
Walgreen Co.	70,194	3,352,466
		6,494,376

Education Services–0.22%

Apollo Group, Inc. -Class A (b)	168,104	3,360,399

Electric Utilities–2.38%

American Electric Power Co., Inc.	60,070	2,752,407
Duke Energy Corp.	40,963	2,741,654
Edison International	56,244	2,583,849
Entergy Corp.	44,974	3,097,809
Exelon Corp.	88,786	2,782,553
FirstEnergy Corp.	69,748	2,720,870
NextEra Energy, Inc.	38,466	2,908,799
Northeast Utilities	67,584	2,816,225
Pepco Holdings, Inc. (d)	139,498	2,897,374
Pinnacle West Capital Corp.	50,004	2,824,226
PPL Corp.	93,105	2,765,219
Southern Co. (The)	62,946	2,763,329
Xcel Energy, Inc.	98,472	2,828,116
		36,482,430

	Shares	Value

Electrical Components & Equipment–0.75%

Eaton Corp. PLC	45,031	$2,974,748
Emerson Electric Co.	49,794	2,861,163
Rockwell Automation, Inc.	31,486	2,771,398
Roper Industries, Inc.	22,665	2,815,446
		11,422,755

Electronic Components–0.42%

Amphenol Corp. -Class A	38,949	3,034,127
Corning Inc.	224,447	3,449,750
		6,483,877

Electronic Equipment & Instruments–0.17%

FLIR Systems, Inc.	105,970	2,581,429

Electronic Manufacturing Services–0.59%

Jabil Circuit, Inc.	151,018	3,029,421
Molex Inc.	99,711	2,925,521
TE Connectivity Ltd. (Switzerland)	67,568	2,999,343
		8,954,285

Environmental & Facilities Services–0.62%

Republic Services, Inc.	91,141	3,107,908
Stericycle, Inc. (b)	28,964	3,179,089
Waste Management, Inc.	77,267	3,239,805
		9,526,802

Fertilizers & Agricultural Chemicals–0.54%

CF Industries Holdings, Inc.	13,771	2,629,710
Monsanto Co.	27,602	2,777,866
Mosaic Co. (The)	47,371	2,881,104
		8,288,680

Food Distributors–0.19%

Sysco Corp.	85,744	2,898,147

Food Retail–0.61%

Kroger Co. (The)	91,522	3,081,546
Safeway Inc.	120,878	2,781,403
Whole Foods Market, Inc.	67,120	3,480,843
		9,343,792

Footwear–0.21%

NIKE, Inc. -Class B	52,161	3,216,247

Gas Utilities–0.38%

AGL Resources Inc.	69,971	2,961,872
ONEOK, Inc.	63,057	2,846,393
		5,808,265

General Merchandise Stores–0.79%

Dollar General Corp. (b)	59,692	3,151,737
Dollar Tree, Inc. (b)	63,351	3,043,382
Family Dollar Stores, Inc.	48,532	2,967,732

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

General Merchandise Stores–(continued)

Target Corp.	42,994	$2,988,083
		12,150,934

Gold–0.16%

Newmont Mining Corp.	72,680	2,491,470

Health Care Distributors–0.79%

AmerisourceBergen Corp.	58,843	3,182,230
Cardinal Health, Inc.	61,640	2,894,614
McKesson Corp.	26,094	2,971,063
Patterson Cos. Inc.	77,414	3,025,339
		12,073,246

Health Care Equipment–2.67%

Abbott Laboratories	82,258	3,016,401
Baxter International Inc.	40,816	2,870,589
Becton, Dickinson and Co.	32,110	3,166,688
Boston Scientific Corp. (b)	380,873	3,519,266
C.R. Bard, Inc.	28,336	2,921,158
CareFusion Corp. (b)	85,257	3,133,195
Covidien PLC	43,772	2,783,899
Edwards Lifesciences Corp. (b)	31,591	2,099,538
Intuitive Surgical, Inc. (b)	5,543	2,757,809
Medtronic, Inc.	62,559	3,191,135
St. Jude Medical, Inc.	67,520	2,918,890
Stryker Corp.	43,406	2,881,724
Varian Medical Systems, Inc. (b)	38,643	2,589,467
Zimmer Holdings, Inc.	37,833	2,970,269
		40,820,028

Health Care Facilities–0.20%

Tenet Healthcare Corp. (b)	66,035	3,128,078

Health Care Services–0.81%

DaVita HealthCare Partners Inc. (b)	24,028	2,981,154
Express Scripts Holding Co. (b)	48,507	3,013,255
Laboratory Corp. of America Holdings (b)	31,891	3,172,835
Quest Diagnostics Inc.	50,996	3,153,593
		12,320,837

Health Care Supplies–0.18%

DENTSPLY International Inc.	66,745	2,787,271

Health Care Technology–0.20%

Cerner Corp. (b)	30,909	3,037,737

Home Entertainment Software–0.23%

Electronic Arts Inc. (b)	153,537	3,529,816

Home Furnishings–0.19%

Leggett & Platt, Inc.	89,454	2,862,528

Home Improvement Retail–0.41%

Home Depot, Inc. (The)	39,970	3,144,040
Lowe’s Cos., Inc.	72,569	3,055,881
		6,199,921

	Shares	Value

Homebuilding–0.56%

D.R. Horton, Inc.	118,517	$2,887,074
Lennar Corp. -Class A (d)	68,377	2,688,584
PulteGroup Inc. (b)	140,806	3,040,001
		8,615,659

Home Furnishing Retail–0.21%

Bed Bath & Beyond Inc. (b)	48,050	3,279,412

Hotels, Resorts & Cruise Lines–0.74%

Carnival Corp.	79,975	2,647,173
Marriott International Inc. -Class A	70,804	2,974,476
Starwood Hotels & Resorts Worldwide, Inc.	45,600	3,114,480
Wyndham Worldwide Corp.	44,895	2,609,297
		11,345,426

Household Appliances–0.20%

Whirlpool Corp.	24,226	3,095,114

Household Products–0.75%

Clorox Co. (The)	33,875	2,814,335
Colgate-Palmolive Co.	49,295	2,851,223
Kimberly-Clark Corp.	30,286	2,932,594
Procter & Gamble Co. (The)	36,961	2,837,126
		11,435,278

Housewares & Specialties–0.20%

Newell Rubbermaid Inc.	114,383	3,092,916

Human Resource & Employment Services–0.18%

Robert Half International, Inc.	78,435	2,726,401

Hypermarkets & Super Centers–0.39%

Costco Wholesale Corp.	27,685	3,036,214
Wal-Mart Stores, Inc.	39,061	2,923,325
		5,959,539

Independent Power Producers & Energy Traders–0.38%

AES Corp. (The)	231,365	2,822,653
NRG Energy, Inc.	114,659	2,926,098
		5,748,751

Industrial Conglomerates–0.56%

3M Co.	26,985	2,975,636
Danaher Corp.	46,056	2,847,182
General Electric Co.	120,013	2,798,703
		8,621,521

Industrial Gases–0.57%

Air Products & Chemicals, Inc.	32,016	3,022,630
Airgas, Inc.	27,912	2,871,866
Praxair, Inc.	25,102	2,869,912
		8,764,408

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Industrial Machinery–1.96%

Dover Corp.	38,680	$3,026,710
Flowserve Corp.	17,316	2,911,339
Illinois Tool Works Inc.	45,687	3,204,029
Ingersoll-Rand PLC	52,526	3,021,821
Pall Corp.	41,343	2,819,593
Parker Hannifin Corp.	29,123	2,905,311
Pentair Ltd.	55,189	3,214,207
Snap-on Inc.	34,801	3,170,023
Stanley Black & Decker Inc.	36,128	2,862,060
Xylem, Inc.	100,342	2,823,624
		29,958,717

Industrial REIT’s–0.19%

Prologis, Inc.	72,754	2,931,986

Insurance Brokers–0.40%

Aon PLC	47,379	3,016,621
Marsh & McLennan Cos., Inc.	77,142	3,087,223
		6,103,844

Integrated Oil & Gas–0.96%

Chevron Corp.	24,059	2,953,242
Exxon Mobil Corp.	32,063	2,900,740
Hess Corp.	41,063	2,768,057
Murphy Oil Corp.	45,797	2,899,866
Occidental Petroleum Corp.	34,619	3,187,371
		14,709,276

Integrated Telecommunication Services–0.92%

AT&T Inc.	77,773	2,721,277
CenturyLink Inc.	82,951	2,832,777
Frontier Communications Corp. (d)	700,918	2,901,800
Verizon Communications Inc.	59,481	2,883,639
Windstream Corp. (d)	333,263	2,676,102
		14,015,595

Internet Retail–1.02%

Amazon.com, Inc. (b)	10,404	2,798,988
Expedia, Inc.	44,077	2,532,664
Netflix Inc. (b)	15,444	3,494,205
Priceline.com Inc. (b)	3,956	3,180,347
TripAdvisor Inc. (b)	55,903	3,605,185
		15,611,389

Internet Software & Services–1.02%

Akamai Technologies, Inc. (b)	76,603	3,532,931
eBay Inc. (b)	53,693	2,904,791
Google Inc. -Class A (b)	3,430	2,985,506
VeriSign, Inc. (b)	60,981	2,868,546
Yahoo! Inc. (b)	124,573	3,276,270
		15,568,044

Investment Banking & Brokerage–0.81%

Charles Schwab Corp. (The)	161,536	3,208,105
E*TRADE Financial Corp. (b)	252,454	2,936,040

	Shares	Value

Investment Banking & Brokerage–(continued)

Goldman Sachs Group, Inc. (The)	18,647	$3,022,306
Morgan Stanley	123,869	3,208,207
		12,374,658

IT Consulting & Other Services–0.93%

Accenture PLC -Class A	36,409	2,989,543
Cognizant Technology Solutions Corp. -Class A (b)	35,432	2,290,679
International Business Machines Corp.	13,559	2,820,543
SAIC, Inc.	233,831	3,390,549
Teradata Corp. (b)	48,326	2,694,175
		14,185,489

Leisure Products–0.40%

Hasbro, Inc.	68,459	3,045,056
Mattel, Inc.	68,856	3,081,306
		6,126,362

Life & Health Insurance–1.45%

Aflac, Inc.	56,895	3,168,483
Lincoln National Corp.	86,445	3,082,629
MetLife, Inc.	73,090	3,231,309
Principal Financial Group, Inc.	85,359	3,230,838
Prudential Financial, Inc.	47,864	3,301,180
Torchmark Corp.	48,890	3,153,894
Unum Group	107,609	3,064,704
		22,233,037

Life Sciences Tools & Services–0.99%

Agilent Technologies, Inc.	66,296	3,013,153
Life Technologies Corp. (b)	47,012	3,483,589
PerkinElmer, Inc.	80,222	2,512,553
Thermo Fisher Scientific, Inc.	37,028	3,269,573
Waters Corp. (b)	30,193	2,919,965
		15,198,833

Managed Health Care–1.10%

Aetna Inc.	56,467	3,409,478
Cigna Corp.	47,816	3,246,706
Humana Inc.	41,932	3,387,267
UnitedHealth Group Inc.	53,014	3,320,267
WellPoint, Inc.	45,260	3,483,662
		16,847,380

Metal & Glass Containers–0.37%

Ball Corp.	63,605	2,745,192
Owens-Illinois, Inc. (b)	107,690	2,956,090
		5,701,282

Motorcycle Manufacturers–0.19%

Harley-Davidson, Inc.	52,038	2,838,153

Movies & Entertainment–0.79%

News Corp. -Class A	93,318	2,996,441
Time Warner Inc.	49,647	2,897,895
Viacom Inc. -Class B	46,078	3,036,079

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Movies & Entertainment–(continued)

Walt Disney Co. (The)	49,707	$3,135,518
		12,065,933

Multi-Line Insurance–1.05%

American International Group, Inc. (b)	72,074	3,204,410
Assurant, Inc.	66,590	3,312,187
Genworth Financial Inc. -Class A (b)	289,912	3,133,949
Hartford Financial Services Group, Inc. (The)	112,091	3,433,347
Loews Corp.	65,459	2,999,331
		16,083,224

Multi-Sector Holdings–0.22%

Leucadia National Corp.	106,964	3,356,530

Multi-Utilities–2.65%

Ameren Corp.	84,175	2,865,317
CenterPoint Energy, Inc.	130,738	3,030,507
CMS Energy Corp.	105,344	2,839,021
Consolidated Edison, Inc.	48,392	2,761,731
Dominion Resources, Inc.	51,060	2,887,443
DTE Energy Co.	42,800	2,850,908
Integrys Energy Group, Inc.	50,760	2,920,223
NiSource Inc.	100,839	2,897,104
PG&E Corp.	66,683	2,994,733
Public Service Enterprise Group Inc.	87,265	2,883,236
SCANA Corp.	58,147	2,932,935
Sempra Energy	36,270	2,948,751
TECO Energy, Inc.	164,707	2,900,490
Wisconsin Energy Corp.	68,922	2,812,707
		40,525,106

Office Electronics–0.19%

Xerox Corp.	327,524	2,878,936

Office REIT’s–0.19%

Boston Properties, Inc.	27,725	2,954,931

Office Services & Supplies–0.39%

Avery Dennison Corp.	67,664	2,943,384
Pitney Bowes Inc. (d)	204,350	2,999,858
		5,943,242

Oil & Gas Drilling–1.12%

Diamond Offshore Drilling, Inc.	42,062	2,894,286
Ensco PLC -Class A	49,440	2,974,805
Helmerich & Payne, Inc.	44,378	2,739,898
Nabors Industries Ltd.	171,954	2,752,983
Noble Corp.	79,573	3,083,454
Rowan Cos. PLC -Class A (b)	82,519	2,742,932
		17,188,358

Oil & Gas Equipment & Services–1.11%

Baker Hughes Inc.	61,908	2,815,576
Cameron International Corp. (b)	43,585	2,653,019
FMC Technologies, Inc. (b)	55,339	3,080,169
Halliburton Co.	67,792	2,837,095

	Shares	Value

Oil & Gas Equipment & Services–(continued)

National Oilwell Varco Inc.	41,834	$2,940,930
Schlumberger Ltd.	36,591	2,672,241
		16,999,030

Oil & Gas Exploration & Production–3.30%

Anadarko Petroleum Corp.	34,332	3,003,020
Apache Corp.	37,708	3,096,958
Cabot Oil & Gas Corp.	44,159	3,107,027
Chesapeake Energy Corp.	133,742	2,920,925
ConocoPhillips	48,856	2,996,827
Denbury Resources Inc. (b)	155,039	2,844,966
Devon Energy Corp.	50,724	2,883,659
EOG Resources, Inc.	22,168	2,861,889
EQT Corp.	43,712	3,491,715
Marathon Oil Corp.	85,130	2,927,621
Newfield Exploration Co. (b)	120,266	2,861,128
Noble Energy, Inc.	50,718	2,923,893
Pioneer Natural Resources Co.	22,349	3,099,359
QEP Resources Inc.	91,316	2,589,722
Range Resources Corp.	36,183	2,720,238
Southwestern Energy Co. (b)	75,870	2,859,540
WPX Energy Inc. (b)	175,552	3,381,131
		50,569,618

Oil & Gas Refining & Marketing–0.74%

Marathon Petroleum Corp.	32,045	2,643,713
Phillips 66	43,202	2,875,957
Tesoro Corp.	48,848	3,011,479
Valero Energy Corp.	68,636	2,788,681
		11,319,830

Oil & Gas Storage & Transportation–0.57%

Kinder Morgan Inc.	76,337	2,899,279
Spectra Energy Corp.	97,629	2,984,518
Williams Cos., Inc. (The)	82,187	2,891,339
		8,775,136

Other Diversified Financial Services–0.62%

Bank of America Corp.	236,349	3,228,527
Citigroup Inc.	61,112	3,177,213
JPMorgan Chase & Co.	56,827	3,102,186
		9,507,926

Packaged Foods & Meats–2.50%

Campbell Soup Co.	68,939	2,951,279
ConAgra Foods, Inc.	82,045	2,764,096
General Mills, Inc.	61,574	2,898,904
H.J. Heinz Co.	39,336	2,846,353
Hershey Co. (The)	33,831	3,014,680
Hormel Foods Corp.	74,000	2,946,680
JM Smucker Co. (The)	29,336	2,961,763
Kellogg Co.	46,370	2,877,258
Kraft Foods Group, Inc.	57,387	3,163,745
McCormick & Co., Inc.	40,636	2,807,135

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Packaged Foods & Meats–(continued)

Mead Johnson Nutrition Co.	38,071	$3,086,416
Mondelez International Inc. -Class A	99,815	2,940,550
Tyson Foods, Inc. -Class A	118,863	2,971,575
		38,230,434

Paper Packaging–0.39%

Bemis Co., Inc.	74,270	2,907,670
Sealed Air Corp.	126,787	3,045,424
		5,953,094

Paper Products–0.36%

International Paper Co.	60,981	2,814,273
MeadWestvaco Corp.	78,328	2,741,480
		5,555,753

Personal Products–0.41%

Avon Products, Inc.	144,369	3,402,777
Estee Lauder Cos. Inc. (The) -Class A	43,419	2,942,940
		6,345,717

Pharmaceuticals–2.42%

AbbVie Inc.	76,398	3,261,431
Actavis Inc. (b)	32,579	4,016,665
Allergan, Inc.	26,063	2,593,008
Bristol-Myers Squibb Co.	76,275	3,509,413
Eli Lilly & Co.	51,717	2,749,276
Forest Laboratories, Inc. (b)	75,269	2,991,943
Hospira, Inc. (b)	94,743	3,285,687
Johnson & Johnson	36,483	3,071,139
Merck & Co., Inc.	66,388	3,100,319
Mylan Inc. (b)	92,832	2,829,519
Perrigo Co.	24,657	2,857,993
Pfizer Inc.	101,196	2,755,567
		37,021,960

Property & Casualty Insurance–1.55%

ACE Ltd.	32,796	2,941,145
Allstate Corp. (The)	60,158	2,902,022
Berkshire Hathaway Inc. -Class B (b)	27,527	3,140,005
Chubb Corp. (The)	33,271	2,897,904
Cincinnati Financial Corp.	61,574	2,914,913
Progressive Corp. (The)	114,844	2,927,373
Travelers Cos., Inc. (The)	34,937	2,924,926
XL Group PLC	96,181	3,022,969
		23,671,257

Publishing–0.61%

Gannett Co., Inc.	132,131	2,840,816
McGraw-Hill Cos., Inc. (The)	59,981	3,271,964
Washington Post Co. (The) -Class B	6,879	3,214,075
		9,326,855

Railroads–0.81%

CSX Corp.	124,085	3,128,183

Kansas City Southern	28,999	3,210,189
Norfolk Southern Corp.	38,152	2,922,062

	Shares	Value

Railroads–(continued)

Union Pacific Corp.	20,567	$3,180,069
		12,440,503

Real Estate Services–0.18%

CBRE Group, Inc. -Class A (b)	115,776	2,683,688

Regional Banks–2.01%

BB&T Corp.	90,851	2,990,815
Fifth Third Bancorp	174,585	3,177,447
First Horizon National Corp.	256,080	2,939,798
Huntington Bancshares Inc.	387,600	3,003,900
KeyCorp	289,324	3,118,913
M&T Bank Corp. (d)	27,440	2,878,456
PNC Financial Services Group, Inc.	43,873	3,143,062
Regions Financial Corp.	350,028	3,195,756
SunTrust Banks, Inc.	97,197	3,119,052
Zions Bancorp.	112,711	3,161,543
		30,728,742

Research & Consulting Services–0.43%

Dun & Bradstreet Corp. (The) (d)	35,676	3,501,243
Equifax Inc.	50,206	3,057,545
		6,558,788

Residential REIT’s–0.58%

Apartment Investment & Management Co. -Class A	93,809	2,838,660
AvalonBay Communities, Inc.	22,990	3,049,854
Equity Residential	51,933	2,936,811
		8,825,325

Restaurants–0.98%

Chipotle Mexican Grill, Inc. (b)	8,863	3,199,543
Darden Restaurants, Inc.	60,273	3,122,141
McDonald’s Corp.	28,899	2,790,776
Starbucks Corp.	48,623	3,066,653
Yum! Brands, Inc.	42,124	2,853,901
		15,033,014

Retail REIT’s–0.57%

Kimco Realty Corp.	129,257	2,863,042
Macerich Co. (The)	43,869	2,847,537
Simon Property Group, Inc.	17,829	2,967,459
		8,678,038

Security & Alarm Services–0.35%

ADT Corp. (The)	59,580	2,418,352
Tyco International Ltd.	88,924	3,006,521
		5,424,873

Semiconductor Equipment–0.80%

Applied Materials, Inc.	210,689	3,202,473
KLA-Tencor Corp.	51,722	2,911,431
Lam Research Corp. (b)	66,528	3,112,180
Teradyne, Inc. (b)	167,217	2,999,873
		12,225,957

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Semiconductors–2.85%

Advanced Micro Devices, Inc. (b)(d)	1,114,351	$4,457,404
Altera Corp.	80,928	2,686,000
Analog Devices, Inc.	61,948	2,845,272
Broadcom Corp. -Class A	85,155	3,057,916
First Solar, Inc. (b)(d)	108,510	5,900,774
Intel Corp. (e)	132,009	3,205,178
Linear Technology Corp.	74,250	2,784,375
LSI Corp. (b)	412,245	3,050,613
Microchip Technology Inc. (d)	77,414	2,824,063
Micron Technology, Inc. (b)	310,079	3,621,723
NVIDIA Corp.	222,521	3,224,329
Texas Instruments Inc.	80,836	2,901,204
Xilinx, Inc.	74,347	3,022,206
		43,581,057

Soft Drinks–0.99%

Coca-Cola Co. (The)	72,736	2,908,713
Coca-Cola Enterprises, Inc.	78,652	2,922,708
Dr. Pepper Snapple Group, Inc.	64,834	2,981,067
Monster Beverage Corp. (b)	60,260	3,289,594
PepsiCo, Inc.	36,951	2,984,532
		15,086,614

Specialized Consumer Services–0.20%

H&R Block, Inc.	104,572	3,060,822

Specialized Finance–1.03%

CME Group Inc.	45,761	3,108,545
IntercontinentalExchange Inc. (b)(d)	17,986	3,079,383
Moody’s Corp.	55,990	3,719,975
NASDAQ OMX Group, Inc. (The)	89,063	2,801,922
NYSE Euronext	75,130	3,022,480
		15,732,305

Specialized REIT’s–1.50%

American Tower Corp.	36,980	2,878,523
HCP, Inc.	58,314	2,762,917
Health Care REIT, Inc.	43,659	2,970,122
Host Hotels & Resorts Inc.	168,501	2,997,633
Plum Creek Timber Co., Inc.	58,005	2,766,839
Public Storage	18,958	2,877,824
Ventas, Inc.	40,555	2,894,410
Weyerhaeuser Co.	94,336	2,813,100
		22,961,368

Specialty Chemicals–0.81%

Ecolab Inc.	36,507	3,083,746
International Flavors & Fragrances Inc.	38,554	3,095,501
Sherwin-Williams Co. (The)	17,197	3,242,150
Sigma-Aldrich Corp.	36,187	3,027,405
		12,448,802

Specialty Stores–0.62%

PetSmart, Inc.	44,981	3,036,218
Staples, Inc.	220,118	3,301,770

	Shares	Value

Specialty Stores–(continued)

Tiffany & Co.	40,607	$3,158,412
		9,496,400

Steel–0.62%

Allegheny Technologies, Inc.	86,893	2,395,640
Cliffs Natural Resources Inc. (d)	115,354	2,080,986
Nucor Corp.	59,868	2,664,725
United States Steel Corp. (d)	136,299	2,411,129
		9,552,480

Systems Software–1.15%

BMC Software, Inc. (b)	66,481	3,011,257
CA, Inc.	113,745	3,106,376
Microsoft Corp.	101,883	3,553,679
Oracle Corp.	79,885	2,696,918
Red Hat, Inc. (b)	53,825	2,595,980
Symantec Corp. (b)	116,106	2,599,613
		17,563,823

Thrifts & Mortgage Finance–0.38%

Hudson City Bancorp, Inc.	327,901	2,787,158
People’s United Financial Inc. (d)	214,652	2,953,612
		5,740,770

Tires & Rubber–0.22%

Goodyear Tire & Rubber Co. (The) (b)	218,098	3,302,004

Tobacco–0.80%

Altria Group, Inc.	83,903	3,028,899
Lorillard, Inc.	73,866	3,134,873
Philip Morris International Inc.	31,310	2,846,392
Reynolds American Inc.	66,157	3,182,813
		12,192,977

Trading Companies & Distributors–0.40%

Fastenal Co.	55,349	2,888,111
W.W. Grainger, Inc.	12,349	3,179,126
		6,067,237

Trucking–0.20%

Ryder System, Inc.	48,474	3,055,801

Wireless Telecommunication Services–0.42%

Crown Castle International Corp. (b)	39,736	2,831,190
Sprint Nextel Corp. (b)	485,159	3,541,661
		6,372,851
Total Common Stocks & Other Equity Interests (Cost $755,070,436)		1,505,691,277

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Money Market Funds–1.32%

Liquid Assets Portfolio –Institutional Class (f)	10,146,146	$10,146,146

Premier Portfolio –Institutional Class (f)	10,146,146	10,146,146
Total Money Market Funds (Cost $20,292,292)		20,292,292
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.74% (Cost $775,362,728)		1,525,983,569

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.66%

Liquid Assets Portfolio - Institutional Class (Cost $40,657,451)(f)(g)	40,657,451	40,657,451
TOTAL INVESTMENTS–102.39% (Cost $816,020,179)		1,566,641,020
OTHER ASSETS LESS LIABILITIES–(2.39)%		(36,618,757)

NET ASSETS–100.00%		$1,530,022,263

Investment Abbreviations:

REIT —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

(d)	All or a portion of this security was out on loan at May 31, 2013.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Equally-Weighted S&P 500 Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin

Invesco Equally-Weighted S&P 500 Fund

E.	Futures Contracts – (continued)

payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,566,641,020	$--	$--	$1,566,641,020
Futures*	(310,806)	--	--	(310,806)
Total Investments	$1,566,330,214	$--	$--	$1,566,330,214

* Unrealized appreciation (depreciation).

Invesco Equally-Weighted S&P 500 Fund

NOTE 3 -- Derivative Investments

Open Futures Contracts
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500	275	June-2013	$22,398,750	$(310,806)

NOTE 4 -- Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in and earnings from investments in Invesco Ltd. for the nine months ended May 31, 2013.

	Value 08/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 05/31/13	Dividend Income
Invesco Ltd.	$2,262,766	$235,073	$(60,072)	$986,514	$(211)	$3,424,070	$55,587

NOTE 5 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2013 was $282,796,304 and $187,642,940, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$727,438,657
Aggregate unrealized (depreciation) of investment securities	(11,384,658)
Net unrealized appreciation of investment securities	$716,053,999
Cost of investments for tax purposes is $850,587,021.

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund
Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	VK-EQI-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–66.05%

Aerospace & Defense–0.39%

General Dynamics Corp.	574,350	$44,282,385

Agricultural Products–0.86%

Archer-Daniels-Midland Co.	3,051,220	98,340,821

Application Software–0.92%

Adobe Systems Inc. (b)	2,467,068	105,861,888

Asset Management & Custody Banks–1.58%

Northern Trust Corp.	1,364,620	79,352,653
State Street Corp.	1,531,967	101,385,576
		180,738,229

Biotechnology–1.08%

Amgen Inc.	1,230,528	123,704,980

Cable & Satellite–2.57%

Comcast Corp. -Class A	3,630,177	145,751,607
Time Warner Cable Inc.	1,559,506	148,948,418
		294,700,025

Diversified Banks–1.65%

Comerica Inc.	1,995,130	78,787,684
Wells Fargo & Co.	2,725,860	110,533,623
		189,321,307

Diversified Chemicals–1.23%

Dow Chemical Co. (The)	2,229,610	76,832,361
PPG Industries, Inc.	418,000	64,208,980
		141,041,341

Diversified Support Services–0.22%

Cintas Corp.	562,969	25,702,350

Electric Utilities–1.22%

Edison International	761,706	34,992,773
FirstEnergy Corp.	727,264	28,370,569
Pinnacle West Capital Corp.	1,361,241	76,882,892
		140,246,234

Electronic Components–0.33%

Corning Inc.	2,483,695	38,174,392

Food Distributors–0.89%

Sysco Corp.	3,006,941	101,634,606

Health Care Equipment–1.05%

Medtronic, Inc.	2,364,021	120,588,711

Home Improvement Retail–0.52%

Home Depot, Inc. (The)	758,689	59,678,477

	Shares	Value

Hotels, Resorts & Cruise Lines–0.58%

Carnival Corp.	2,016,823	$66,756,841

Household Products–0.96%

Procter & Gamble Co. (The)	1,432,428	109,953,173

Industrial Conglomerates–1.98%

General Electric Co.	9,732,615	226,964,582

Industrial Machinery–0.71%

Ingersoll-Rand PLC	1,421,031	81,751,913

Insurance Brokers–2.58%

Aon PLC	1,146,398	72,991,161
Marsh & McLennan Cos., Inc.	4,261,836	170,558,677
Willis Group Holdings PLC	1,338,626	52,286,731
		295,836,569

Integrated Oil & Gas–2.60%

Chevron Corp.	1,258,234	154,448,224
Exxon Mobil Corp.	932,104	84,327,449
Occidental Petroleum Corp.	649,317	59,782,616
		298,558,289

Integrated Telecommunication Services–0.40%

Verizon Communications Inc.	950,118	46,061,721

Internet Software & Services–1.33%

eBay Inc. (b)(c)	2,814,320	152,254,712

Investment Banking & Brokerage–3.07%

Charles Schwab Corp. (The)	5,633,081	111,872,988
Goldman Sachs Group, Inc. (The)	422,272	68,441,846
Morgan Stanley	6,616,330	171,362,947
		351,677,781

IT Consulting & Other Services–0.79%

Amdocs Ltd.	2,541,784	90,741,689

Managed Health Care–2.56%

Cigna Corp.	1,291,039	87,661,548
UnitedHealth Group Inc.	1,345,587	84,274,114
WellPoint, Inc.	1,576,738	121,361,524
		293,297,186

Movies & Entertainment–2.07%

Time Warner Inc.	856,621	50,000,968
Viacom Inc. -Class B	2,851,790	187,904,443
		237,905,411

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Shares	Value

Oil & Gas Equipment & Services–1.18%

Baker Hughes Inc.	1,623,342	$73,829,594
Halliburton Co.	1,469,903	61,515,441
		135,345,035

Oil & Gas Exploration & Production–1.85%

Anadarko Petroleum Corp.	1,354,634	118,489,836
Canadian Natural Resources Ltd. (Canada)	3,136,396	93,474,765
		211,964,601

Oil & Gas Storage & Transportation–0.49%

Williams Cos., Inc. (The)	1,601,914	56,355,334

Other Diversified Financial Services–6.69%

Bank of America Corp.	4,452,563	60,822,011
Citigroup Inc.	5,663,061	294,422,541
ING U.S. Inc. (b)	1,485,957	42,394,353
JPMorgan Chase & Co.	6,766,241	369,369,096
		767,008,001

Packaged Foods & Meats–1.88%

Kraft Foods Group, Inc.	819,290	45,167,458
Mondelez International Inc. -Class A	3,487,965	102,755,449
Unilever N.V. -New York Shares (Netherlands)	1,660,241	67,704,628
		215,627,535

Personal Products–2.02%

Avon Products, Inc. (c)	9,826,400	231,608,248

Pharmaceuticals–4.98%

Bristol-Myers Squibb Co.	2,301,308	105,883,181
Eli Lilly & Co.	2,039,759	108,433,589
Merck & Co., Inc.	3,313,302	154,731,203
Novartis AG (Switzerland)	1,137,988	81,539,101
Novartis AG -ADR (Switzerland)	123,639	8,872,335
Pfizer Inc.	4,114,266	112,031,463
		571,490,872

Property & Casualty Insurance–0.58%

Chubb Corp. (The)	763,965	66,541,351

Publishing–0.35%

Thomson Reuters Corp. (Canada)	1,215,214	40,436,808

Railroads–0.52%

CSX Corp.	2,360,242	59,501,701

Regional Banks–2.85%

BB&T Corp.	2,499,917	82,297,268
Fifth Third Bancorp	4,136,996	75,293,327
PNC Financial Services Group, Inc. (The)	2,361,840	169,202,217
		326,792,812

	Shares	Value

Security & Alarm Services–1.62%

ADT Corp. (The)	1,446,694	$58,721,309
Tyco International Ltd.	3,750,487	126,803,966
		185,525,275

Semiconductor Equipment–1.32%

Applied Materials, Inc.	9,951,446	151,261,979

Semiconductors–0.49%

Texas Instruments Inc.	1,573,862	56,485,907

Soft Drinks–1.14%

Coca-Cola Co. (The)	1,938,601	77,524,654
PepsiCo, Inc.	666,200	53,808,974
		131,333,628

Specialized Finance–0.54%

CME Group Inc.	915,467	62,187,673

Systems Software–2.30%

Microsoft Corp.	5,308,333	185,154,655
Symantec Corp. (b)	3,536,770	79,188,280
		264,342,935

Wireless Telecommunication Services–1.11%

Vodafone Group PLC -ADR (United Kingdom)	4,381,335	126,839,648
Total Common Stocks & Other Equity Interests (Cost $5,809,714,051)		7,576,424,956

	Principal Amount

U.S. Dollar Denominated Bonds and Notes–21.61%

Advertising–0.09%

Interpublic Group of Cos. Inc. (The), Sr. Unsec. Global Notes, 2.25%,11/15/17	$4,145,000	4,135,837
10.00%, 07/15/17	2,870,000	3,031,437
WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	3,225,000	3,509,852
		10,677,126

Aerospace & Defense–0.04%

Precision Castparts Corp., Sr. Unsec. Global Notes, 2.50%, 01/15/23	4,150,000	4,009,127

Agricultural Products–0.04%

Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	3,940,000	4,697,023

Air Freight & Logistics–0.03%

United Parcel Service Inc., Sr. Unsec. Global Notes, 2.45%, 10/01/22	3,320,000	3,229,935

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Airlines–0.12%

Continental Airlines Pass Through Trust, Series 2010-1, Class A, Sec. Pass Through Ctfs., 4.75%, 01/12/21	$4,472,860	$4,903,373
Series 2012-1, Class A, Sec. Pass Through Ctfs., 4.15%, 04/11/24	5,750,000	5,967,781
Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	2,655,038	3,045,826
		13,916,980

Airport Services–0.06%

Heathrow Funding Ltd. (United Kingdom), Sr. Sec. Notes, 2.50%, 06/25/15(d)	6,220,000	6,362,134

Asset Management & Custody Banks–0.55%

Affiliated Managers Group, Inc., Sr. Unsec. Conv. Notes, 3.95%, 08/15/13(e)	39,246,000	51,265,087
Bank of New York Mellon (The), Series D, Jr. Unsec. Sub. Global Notes, 4.50% (f)	7,600,000	7,590,500
Prospect Capital Corp., Sr. Unsec. Global Notes, 5.88%, 03/15/23	4,900,000	4,781,498
		63,637,085

Automobile Manufacturers–0.24%

Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.88%, 09/15/14(d)	10,880,000	11,014,747
1.88%, 01/11/18(d)	5,220,000	5,204,538
Ford Motor Co., Sr. Unsec. Global Notes, 4.75%, 01/15/43	11,500,000	10,810,000
		27,029,285

Automotive Retail–0.16%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	9,195,000	10,106,501
AutoZone, Inc., Sr. Unsec. Global Notes, 2.88%, 01/15/23	3,260,000	3,100,661
6.50%, 01/15/14	5,400,000	5,593,078
		18,800,240

Biotechnology–1.49%

Dendreon Corp., Sr. Unsec. Conv. Notes, 2.88%, 01/15/16	20,646,000	15,536,115
Gilead Sciences Inc., Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	41,411,000	99,541,898
Vertex Pharmaceuticals Inc., Sr. Unsec. Sub. Conv. Notes, 3.35%, 10/01/15	33,044,000	55,865,178
		170,943,191

	Principal Amount	Value

Brewers–0.16%

Anheuser-Busch InBev Worldwide, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 0.80%, 07/15/15	$3,745,000	$3,757,335
3.63%, 04/15/15	6,145,000	6,485,825
FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(d)	6,965,000	7,522,319
		17,765,479

Broadcasting–0.18%

COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	128,000	137,238
Sr. Unsec. Notes, 4.63%, 06/01/13	4,225,000	4,224,986
4.70%, 12/15/42(d)	4,980,000	4,794,217
6.25%, 06/01/18(d)	3,700,000	4,432,892
7.25%, 11/15/15	5,000,000	5,719,633
8.38%, 03/01/39(d)	655,000	945,544
		20,254,510

Cable & Satellite–0.58%

Comcast Corp., Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	8,165,000	8,152,412
5.70%, 05/15/18	4,735,000	5,656,197
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	2,465,000	3,140,385
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	2,910,000	2,982,852
5.15%, 03/15/42	4,730,000	4,617,695
Sr. Unsec. Gtd. Notes, 1.75%, 01/15/18	4,215,000	4,175,673
NBC Universal Media LLC, Sr. Unsec. Gtd. Global Notes, 2.10%, 04/01/14	3,425,000	3,471,887
5.15%, 04/30/20	3,320,000	3,914,380
5.95%, 04/01/41	3,365,000	4,066,807
Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/40	7,235,000	7,700,643
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 6.50%, 01/15/18	17,130,000	18,214,578
		66,093,509

Casinos & Gaming–0.95%

International Game Technology, Sr. Unsec. Conv. Notes, 3.25%, 05/01/14	33,513,000	36,717,681
MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	63,088,000	71,880,890
		108,598,571

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Catalog Retail–0.07%

Liberty Interactive LLC, Sr. Unsec. Conv. Notes, 0.75%, 03/30/23(d)(e)	$7,303,000	$7,718,358

Communications Equipment–0.31%

Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/20(d)	29,353,000	35,920,734

Computer Hardware–0.05%

Hewlett-Packard Co., Sr. Unsec. Global Notes, 2.63%, 12/09/14	5,620,000	5,759,818

Computer Storage & Peripherals–0.81%

SanDisk Corp., Sr. Unsec. Conv. Notes, 1.50%, 08/15/17	69,333,000	92,342,889

Construction & Farm Machinery & Heavy Trucks–0.13%

Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/22	14,645,000	14,532,529

Construction Materials–0.63%

Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	60,100,000	72,570,750

Consumer Finance–0.20%

American Express Credit Corp., Series C, Sr. Unsec. Medium-Term Global Notes, 7.30%, 08/20/13	7,230,000	7,332,525
Capital One Financial Corp., Sr. Unsec. Notes, 6.75%, 09/15/17	220,000	265,772
Ford Motor Credit Co. LLC., Sr. Unsec. Global Notes, 2.50%, 01/15/16	4,970,000	5,073,439
SLM Corp., Sr. Unsec. Medium-Term Notes, 3.88%, 09/10/15	10,190,000	10,399,556
		23,071,292

Distillers & Vintners–0.03%

Brown-Forman Corp., Sr. Unsec. Notes, 2.25%, 01/15/23	3,480,000	3,317,757

Diversified Banks–1.47%

Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	2,560,000	2,605,508
Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(d)	9,000,000	9,291,907
Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	6,110,000	6,178,644
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 2.75%, 02/23/15	2,535,000	2,611,966
6.75%, 05/22/19	8,500,000	10,536,461
Unsec. Sub. Global Notes, 5.14%, 10/14/20	5,015,000	5,301,664

	Principal Amount	Value

Diversified Banks–(continued)

BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(d)	$7,025,000	$7,049,985
Danske Bank A/S (Denmark), Sr. Unsec. Notes, 3.88%, 04/14/16(d)	9,435,000	10,037,252
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(d)	8,535,000	9,477,232
HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 4.13%, 08/12/20(d)	8,540,000	9,273,317
HSBC Finance Corp., Unsec. Sub. Global Notes, 6.68%, 01/15/21	828,000	983,641
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 2.00%, 10/18/13(d)	4,500,000	4,519,633
3.75%, 03/07/17(d)	9,590,000	10,164,587
Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 4.38%, 08/10/15	3,460,000	3,678,488
National Australia Bank Ltd. (Australia), Sr. Unsec. Bonds, 3.75%, 03/02/15(d)	3,390,000	3,566,235
Nordea Bank AB (Sweden), Sr. Unsec. Notes, 4.88%, 01/27/20(d)	4,495,000	5,034,454
Series 2, Sr. Unsec. Notes, 3.70%, 11/13/14(d)	880,000	917,424
Rabobank Nederland N.V. (Netherlands), Sr. Unsec. Medium-Term Global Notes, 4.75%, 01/15/20(d)	9,100,000	10,235,748
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(d)	3,200,000	3,202,469
Societe Generale S.A. (France), Sr. Unsec. Notes, 2.50%, 01/15/14(d)	11,940,000	12,006,980
Standard Chartered PLC (Hong Kong), Sr. Unsec. Notes, 3.85%, 04/27/15(d)	4,190,000	4,383,413
5.50%, 11/18/14(d)	1,140,000	1,213,412
U.S. Bancorp., Sr. Unsec. Medium-Term Notes, 2.00%, 06/14/13	8,165,000	8,168,233
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	8,200,000	8,598,618
Wells Fargo & Co., Sr. Unsec. Global Notes, 1.50%, 01/16/18	2,070,000	2,046,919
3.63%, 04/15/15	750,000	790,236
Sr. Unsec. Notes, 5.63%, 12/11/17	8,095,000	9,439,083
Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	7,235,000	7,255,645
		168,569,154

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Diversified Capital Markets–0.06%

UBS AG (Switzerland), Sr. Unsec. Global Bank Notes, 5.88%, 12/20/17	$3,022,000	$3,544,104
Sr. Unsec. Medium-Term Bank Notes, 3.88%, 01/15/15	834,000	875,136
Sr. Unsec. Medium-Term Global Bank Notes, 5.75%, 04/25/18	2,414,000	2,844,977
		7,264,217

Diversified Chemicals–0.03%

Dow Chemical Co. (The), Sr. Unsec. Global Notes, 4.38%, 11/15/42	4,145,000	3,882,044

Diversified Metals & Mining–0.34%

Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(d)	3,185,000	4,190,468
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Global Notes, 1.40%, 02/13/15	5,940,000	5,988,388
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	2,175,000	2,873,470
9.00%, 05/01/19	5,240,000	7,098,165
Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	7,260,000	6,334,500
5.38%, 04/16/20	1,170,000	1,299,939
6.75%, 04/16/40	1,695,000	1,798,443
Xstrata Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes, 2.05%, 10/23/15(d)	4,700,000	4,740,290
2.70%, 10/25/17(d)	4,700,000	4,752,615
		39,076,278

Diversified REIT’s–0.13%

Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(d)	12,535,000	14,025,920
Qatari Diar Finance QSC (Qatar), Sr. Unsec. Gtd. Notes, 5.00%, 07/21/20(d)	440,000	493,765
		14,519,685

Diversified Support Services–0.04%

Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 2.85%, 06/01/16	4,605,000	4,814,742

Drug Retail–0.09%

CVS Pass Through Trust, Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	9,052,942	10,309,545

Electric Utilities–0.17%

Electricite de France S.A. (France), Sr. Unsec. Notes, 4.60%, 01/27/20(d)	2,150,000	2,390,368

	Principal Amount	Value

Electric Utilities–(continued)

Enel Finance International N.V. (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(d)	$600,000	$619,250
5.13%, 10/07/19(d)	6,755,000	7,342,860
Iberdrola Finance Ireland Ltd. (Spain), Sr. Unsec. Gtd. Notes, 3.80%, 09/11/14(d)	2,175,000	2,238,257
Louisville Gas & Electric Co., Sr. Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	5,525,000	5,659,139
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	1,050,000	1,246,254
PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	355,000	464,505
		19,960,633

Electrical Components & Equipment–0.07%

Eaton Corp. PLC, Sr. Unsec. Gtd. Notes, 0.95%, 11/02/15(d)	8,285,000	8,302,207

Environmental & Facilities Services–0.06%

Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	6,205,000	6,416,898

Fertilizers & Agricultural Chemicals–0.03%

Monsanto Co., Sr. Unsec. Global Notes,, 3.60%, 07/15/42	4,150,000	3,833,295

General Merchandise Stores–0.09%

Target Corp., Sr. Unsec. Global Notes, 2.90%, 01/15/22	9,830,000	9,974,601

Gold–0.29%

Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 2.90%, 05/30/16	6,045,000	6,246,105
3.85%, 04/01/22	3,485,000	3,326,978
Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	4,000,000	3,787,243
Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(d)	12,145,000	11,229,854
Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/22	8,645,000	8,230,377
		32,820,557

Health Care Equipment–0.84%

Medtronic Inc., Sr. Unsec. Global Notes, 4.00%, 04/01/43	5,720,000	5,434,231
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	13,684,000	13,453,083

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Health Care Equipment–(continued)

Teleflex Inc., Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	$33,647,000	$46,474,919
Volcano Corp., Sr. Unsec. Conv. Notes, 1.75%, 12/01/17	32,517,000	30,789,534
		96,151,767

Health Care Facilities–0.71%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	24,795,000	30,683,812
LifePoint Hospitals Inc., Sr. Unsec. Sub. Conv. Notes, 3.50%, 05/15/14	46,059,000	50,751,261
		81,435,073

Health Care Services–0.53%

Express Scripts Holding Co., Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	3,800,000	4,011,852
Medco Health Solutions Inc., Sr. Unsec. Gtd. Notes, 2.75%, 09/15/15	3,535,000	3,673,731
Omnicare Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 3.75%, 04/01/42	29,270,000	35,764,281
Series OCR, Sr. Unsec. Gtd. Conv. Deb., 3.25%, 12/15/15(e)	16,126,000	16,791,197
		60,241,061

Homebuilding–0.09%

MDC Holdings Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	10,130,000	10,034,316

Hotels, Resorts & Cruise Lines– 0.09%

Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.95%, 03/01/17	1,225,000	1,263,014
5.63%, 03/01/21	8,170,000	8,973,110
		10,236,124

Housewares & Specialties–0.11%

Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/21	12,185,000	12,730,754

Hypermarkets & Super Centers– 0.01%

Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 6.50%, 08/15/37	730,000	961,580

Industrial Conglomerates–0.04%

General Electric Co., Sr. Unsec. Global Notes, 5.25%, 12/06/17	4,445,000	5,142,432

Industrial Machinery–0.08%

Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/21	7,940,000	8,749,744

	Principal Amount	Value

Integrated Oil & Gas–0.14%

Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	$3,325,000	$3,553,738
Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/22	3,630,000	3,847,966
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.63%, 05/20/43	6,505,000	6,076,403
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	1,965,000	2,070,700
		15,548,807

Integrated Telecommunication Services–0.34%

AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	63,000	91,359
AT&T Inc., Sr. Unsec. Global Notes, 1.60%, 02/15/17	5,940,000	5,982,062
2.50%, 08/15/15	450,000	466,180
3.00%, 02/15/22	6,410,000	6,392,028
5.35%, 09/01/40	2,077,000	2,230,126
6.15%, 09/15/34	3,675,000	4,326,909
Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	2,545,000	3,689,718
Verizon Communications, Inc., Sr. Unsec. Global Notes,
3.00%, 04/01/16	3,575,000	3,765,015
4.75%, 11/01/41	2,925,000	2,880,701
6.35%, 04/01/19	4,090,000	4,984,548
6.40%, 02/15/38	3,500,000	4,236,360
Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	336,000	340,496
		39,385,502

Investment Banking & Brokerage–1.32%

Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	7,880,000	8,975,889
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.25%, 07/27/21	5,510,000	6,162,249
6.15%, 04/01/18	10,325,000	11,999,861
Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	1,350,000	1,416,670
Unsec. Sub. Global Notes, 6.75%, 10/01/37	4,585,000	5,002,016
Series C, Exchangeable Basket-Linked Conv. Medium-Term Notes, 1.00%, 03/15/17(d)(g)	61,461,000	67,698,677
Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes, 5.00%, 02/22/17(d)	6,100,000	6,702,860
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(d)	950,000	1,038,164

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Investment Banking & Brokerage–(continued)

Morgan Stanley, Sr. Unsec. Global Notes, 3.80%, 04/29/16	5,560,000	5,869,273
6.38%, 07/24/42	8,140,000	9,564,622
Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	12,875,000	13,575,074
Sr. Unsec. Notes, 3.45%, 11/02/15	9,855,000	10,287,147
5.75%, 01/25/21	3,135,000	3,577,659
		151,870,161

IT Consulting & Other Services– 0.00%

International Business Machines Corp., Sr. Unsec. Global Notes, 7.63%, 10/15/18	100,000	129,862

Life & Health Insurance–0.24%

Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	3,100,000	3,362,558

MetLife, Inc., Sr. Unsec. Global Notes, 4.75%, 02/08/21	3,565,000	4,048,021
Series A, Sr. Unsec. Notes, 6.82%, 08/15/18	3,070,000	3,811,047

Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(d)	3,425,000	3,907,523
Prudential Financial, Inc., Series D, Sr. Unsec. Medium-Term Notes, 3.88%, 01/14/15	950,000	997,796
4.75%, 09/17/15	5,030,000	5,456,765
6.63%, 12/01/37	3,475,000	4,411,370
7.38%, 06/15/19	1,020,000	1,301,060
		27,296,140

Managed Health Care–0.57%

Aetna, Inc., Sr. Unsec. Global Notes, 3.95%, 09/01/20	9,990,000	10,678,815
4.13%, 11/15/42	3,320,000	3,122,343
Humana Inc., Sr. Unsec. Global Notes, 4.63%, 12/01/42	3,940,000	3,759,282
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 1.63%, 03/15/19	5,805,000	5,739,188
WellPoint Inc., Sr. Unsec. Conv. Notes, 2.75%, 10/15/42(d)	34,762,000	42,626,903
		65,926,531

Movies & Entertainment–0.03%

Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	2,655,000	3,071,435

Office Electronics–0.01%

Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	820,000	861,635

	Principal Amount	Value

Office REIT’s–0.05%

Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	$5,210,000	$5,513,106

Oil & Gas Drilling–0.01%

Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 2.50%, 03/15/17	1,150,000	1,168,598

Oil & Gas Equipment & Services–0.13%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(e)	11,911,000	15,439,634

Oil & Gas Exploration & Production–0.81%

Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/19	41,457,000	44,954,934
Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	260,000	281,043
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/24/22	7,430,000	7,970,395
5.50%, 01/21/21	6,750,000	7,587,790
Southwestern Energy Co., Sr. Unsec. Gtd. Global Notes, 4.10%, 03/15/22	7,500,000	7,838,906
Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17	24,746,000	23,941,755
XTO Energy, Inc., Sr. Unsec. Notes, 5.75%, 12/15/13	310,000	319,153
		92,893,976

Oil & Gas Refining & Marketing–0.04%

Phillips 66, Sr. Unsec. Gtd. Global Notes, 1.95%, 03/05/15	4,760,000	4,859,719

Oil & Gas Storage & Transportation–0.19%

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	2,889,000	3,336,960
Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	555,000	681,481
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	4,420,000	5,413,370
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	4,275,000	4,421,827
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/38	2,245,000	3,040,557
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	3,835,000	5,019,095
		21,913,290

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Other Diversified Financial Services–1.21%

Bank of America Corp., Sr. Unsec. Global Notes, 5.75%, 12/01/17	$2,825,000	$3,234,851
Sr. Unsec. Medium-Term Notes, 1.25%, 01/11/16	6,465,000	6,439,225
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	10,675,000	12,230,072
Sr. Unsec. Medium-Term Notes, 7.38%, 05/15/14	315,000	334,515
Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	8,140,000	9,962,407
Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	1,615,000	1,740,011
6.13%, 11/21/17	11,440,000	13,365,794
8.50%, 05/22/19	2,385,000	3,126,498
Sr. Unsec. Notes, 4.75%, 05/19/15	1,000,000	1,070,871
Unsec. Sub. Global Notes, 3.50%, 05/15/23	5,000,000	4,718,889
4.05%, 07/30/22	5,455,000	5,468,421
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(d)	5,060,000	5,068,372
General Electric Capital Corp., Sr. Unsec. Global Notes, 5.90%, 05/13/14	1,465,000	1,541,177
Sr. Unsec. Medium-Term Global Notes, 4.65%, 10/17/21	4,860,000	5,372,713
Class C, Jr. Unsec. Sub. Global Notes, 5.25% (f)	9,400,000	9,404,700
Series G, Sr. Unsec. Medium-Term Global Notes, 6.00%, 08/07/19	8,500,000	10,227,868
ING US Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/22(d)	9,455,000	10,599,814
JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.40%, 07/22/20	5,700,000	6,257,783
Sr. Unsec. Notes, 6.00%, 01/15/18	7,395,000	8,640,958
Unsec. Sub. Global Notes, 5.13%, 09/15/14	1,530,000	1,612,171
Series Q, Jr. Unsec. Sub. Global Notes, 5.15% (f)	7,395,000	7,468,950
Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	9,445,000	11,290,742
		139,176,802

Packaged Foods & Meats–0.12%

Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20(d)	5,095,000	5,575,539

	Principal Amount	Value

Packaged Foods & Meats–(continued)

Mondelez International Inc., Sr. Unsec. Global Notes, 6.88%, 02/01/38	$842,000	$1,097,504
7.00%, 08/11/37	2,830,000	3,725,463
Sr. Unsec. Notes, 6.88%, 01/26/39	2,125,000	2,806,137
		13,204,643

Paper Products–0.03%

International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/41	2,855,000	3,323,673

Pharmaceuticals–0.49%

AbbVie Inc., Sr. Unsec. Gtd. Notes, 1.20%, 11/06/15(d)	18,095,000	18,236,490
Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 1.50%, 03/15/19	25,242,000	29,895,994
Teva Pharmaceutical Finance Co. B.V. (Israel), Sr. Unsec. Gtd. Global Notes, 2.95%, 12/18/22	3,900,000	3,808,725
Zoetis Inc., Sr. Unsec. Notes, 4.70%, 02/01/43(d)	3,675,000	3,716,951
		55,658,160

Property & Casualty Insurance–0.14%

CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	4,915,000	5,749,536
Sr. Unsec. Notes, 7.35%, 11/15/19	425,000	534,367
Markel Corp., Sr. Unsec. Notes, 5.00%, 03/30/43	4,185,000	4,107,271
WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/22	5,040,000	5,422,800
		15,813,974

Railroads–0.03%

CSX Corp., Sr. Unsec. Global Notes, 6.15%, 05/01/37	1,750,000	2,120,159
Sr. Unsec. Notes, 5.50%, 04/15/41	1,660,000	1,859,057
		3,979,216

Regional Banks–0.14%

Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(d)	8,845,000	10,355,394
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 02/08/20	5,305,000	6,120,066
		16,475,460

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Retail REIT’s–0.08%

Simon Property Group L.P., Sr. Unsec. Notes, 4.75%, 03/15/42	$2,815,000	$2,947,138
WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(d)	5,290,000	6,470,336
		9,417,474

Semiconductor Equipment–0.53%

Lam Research Corp., Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	33,039,000	37,396,018
Novellus Systems Inc., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 05/15/41	15,729,000	23,662,315
		61,058,333

Semiconductors–0.97%

Linear Technology Corp., Sr. Unsec. Conv. Notes, 3.00%, 05/01/14(d)(e)	36,420,000	38,810,063
Series A, Sr. Unsec. Conv. Global Notes, 3.00%, 05/01/14(e)	10,661,000	11,360,628
Micron Technology Inc., Series A, Sr. Unsec. Conv. Notes, 1.50%, 08/01/18(e)	24,953,000	32,111,392
Xilinx Inc., Jr. Unsec. Sub. Conv. Notes, 3.13%, 03/15/37(d)	20,622,000	29,437,905
		111,719,988

Soft Drinks–0.03%

Fomento Economico Mexicano S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 05/10/43	3,925,000	3,520,728

Sovereign Debt–0.19%

Brazilian Government International Bond (Brazil), Sr. Unsec. Global Bonds, 6.00%, 01/17/17	16,505,000	18,914,730
Peruvian Government International Bond (Peru), Sr. Unsec. Global Notes, 7.13%, 03/30/19	1,650,000	2,060,437
Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds, 3.63%, 04/29/15(d)	800,000	837,664
		21,812,831

Specialized Finance–0.10%

International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	3,315,000	3,559,481
Moody’s Corp., Sr. Unsec. Global Notes, 4.50%, 09/01/22	5,380,000	5,583,005
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 02/15/22	2,550,000	2,621,261
		11,763,747

	Principal Amount	Value

Specialized REIT’s–0.19%

American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	$2,425,000	$2,577,734
Sr. Unsec. Notes, 4.50%, 01/15/18	4,620,000	5,053,172
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	6,620,000	6,942,725
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 2.70%, 04/01/20	4,710,000	4,661,551
4.25%, 03/01/22	2,635,000	2,801,639
		22,036,821

Steel–0.48%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 10.35%, 06/01/19	7,005,000	8,699,455
Sr. Unsec. Global Notes, 4.25%, 08/05/15	8,775,000	9,068,924
6.13%, 06/01/18	390,000	426,518
7.25%, 03/01/41	2,225,000	2,180,060
United States Steel Corp., Sr. Unsec. Conv. Notes, 2.75%, 04/01/19	24,343,000	25,666,651
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	320,000	334,601
5.63%, 09/15/19	4,655,000	5,264,649
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	4,075,000	3,792,661
		55,433,519

Thrifts & Mortgage Finance–0.41%

MGIC Investment Corp., Sr. Unsec. Conv. Notes, 2.00%, 04/01/20	4,060,000	4,839,013
5.00%, 05/01/17	20,997,000	22,663,637
Radian Group Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/01/19	4,063,000	5,708,515
3.00%, 11/15/17	10,019,000	13,751,077
		46,962,242

Tobacco–0.01%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	715,000	767,239

Trucking–0.10%

Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 2.50%, 03/15/16(d)	7,435,000	7,664,878
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	4,030,000	4,174,733
		11,839,611

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Wireless Telecommunication Services–0.19%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	$6,610,000	$5,953,170
Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	4,450,000	4,586,080
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(d)	5,095,000	5,270,678
6.11%, 01/15/20(d)	2,565,000	3,142,125
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/43	3,425,000	3,386,783
		22,338,836
Total U.S. Dollar Denominated Bonds and Notes (Cost $2,162,571,154)		2,478,856,722

U.S. Treasury Securities–7.41%

U.S. Treasury Bills–0.01%

0.18%, 11/14/13(h)(i)	1,500,000	1,499,555

U.S. Treasury Notes–5.98%

1.50%, 12/31/13	28,000,000	28,223,935
1.75%, 03/31/14	12,000,000	12,159,875
2.63%, 07/31/14	95,125,000	97,820,879
2.38%, 10/31/14	231,415,000	238,410,200
2.13%, 11/30/14	77,385,000	79,567,321
2.25%, 01/31/15	19,650,000	20,296,428
2.50%, 03/31/15	495,000	514,924
2.13%, 05/31/15	4,445,000	4,604,386
2.00%, 04/30/16	17,445,000	18,193,798
1.75%, 05/31/16	950,000	984,397
0.88%, 04/30/17	2,000,000	2,007,789
0.63%, 05/31/17	4,410,000	4,379,423
3.75%, 11/15/18	34,750,000	39,565,635
1.25%, 01/31/19	25,000,000	25,062,008
3.63%, 08/15/19	58,350,000	66,364,212
3.38%, 11/15/19	20,000,000	22,484,539
2.63%, 11/15/20	6,500,000	6,945,006
2.13%, 08/15/21	2,440,000	2,494,987
2.00%, 11/15/21	4,700,000	4,742,043
1.75%, 05/15/22	10,900,000	10,682,495
		685,504,280

U.S. Treasury Bonds–1.42%

8.00%, 11/15/21	3,557,000	5,290,253
6.88%, 08/15/25	20,000	29,507
6.13%, 11/15/27	19,110,000	27,074,612
5.38%, 02/15/31	5,205,000	7,007,502
3.50%, 02/15/39	31,890,000	33,546,490
4.25%, 05/15/39	9,900,000	11,775,708
4.50%, 08/15/39	1,060,000	1,311,358
4.38%, 11/15/39	13,200,000	16,006,276
4.63%, 02/15/40	18,150,000	22,870,912
4.38%, 05/15/40	1,280,000	1,552,928
4.25%, 11/15/40	500,000	594,737
3.13%, 11/15/41	15,400,000	14,963,134

	Principal Amount	Value

U.S. Treasury Bonds–(continued)

3.00%, 05/15/42	$22,475,000	$21,268,492
		163,291,909
Total U.S. Treasury Securities (Cost $812,701,267)		850,295,744

	Shares

Preferred Stocks–1.54%

Health Care Facilities–0.29%

HealthSouth Corp., Series A, $65.00 Conv. Pfd.	27,000	$32,980,500

Health Care Services–0.18%

Omnicare Capital Trust II, Series B, $2.00 Conv. Pfd.	356,855	20,522,731

Oil & Gas Storage & Transportation–0.45%

El Paso Energy Capital Trust I, $2.38, Jr. Unsec. Sub. Gtd. Conv. Pfd.	875,900	52,072,255

Regional Banks–0.48%

KeyCorp, Series A, $7.75 Conv. Pfd.	427,098	55,245,126

Trucking–0.14%

2010 Swift Mandatory Common Exchange Security Trust, $0.66 Conv. Pfd.(d)	1,072,900	15,677,108
Total Preferred Stocks (Cost $129,791,699)		176,497,720

	Principal Amount

U.S. Government Sponsored Agency Securities–1.10%

Federal Home Loan Mortgage Corp. (FHLMC)–0.65%

Sr. Unsec. Global Notes, 3.00%, 07/28/14	$23,700,000	24,464,605
6.75%, 03/15/31	7,000,000	10,245,131
Unsec. Global Notes, 4.88%, 06/13/18	33,680,000	39,698,672
		74,408,408

Federal National Mortgage Association (FNMA)–0.45%

Sr. Unsec. Global Notes, 6.63%, 11/15/30	6,315,000	9,118,994
Sr. Unsec. Global Notes, 2.88%, 12/11/13	600,000	608,658
4.38%, 10/15/15	38,850,000	42,467,341
		52,194,993
Total U.S. Government Sponsored Agency Securities (Cost $121,808,087)		126,603,401

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

	Principal Amount	Value

Municipal Obligations–0.11%

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010, Build America RB, 6.66%, 04/01/57	$4,980,000	$5,659,870
Series 2010 A, Taxable RB, 6.64%, 04/01/57	2,600,000	2,990,286
Texas (State of) Transportation Commission; Series 2010 B, Taxable First Tier Build America RB, 5.03%, 04/01/26	3,450,000	4,073,415
Total Municipal Obligations (Cost $11,090,528)		12,723,571

Asset-Backed Securities–0.00%

Nomura Asset Acceptance Corp., Series 2005 AR1, Floating Rate Pass Through Ctfs., 0.47%, 02/25/35 (Cost $2,004)(j)	2,004	2,007

U.S. Government Sponsored Mortgage-Backed Securities–0.00%

Federal Home Loan Mortgage Corp. (FHLMC)–0.00%

Pass Through Ctfs., 6.50%, 05/01/29	4	4
5.50%, 02/01/37	279	301
		305

Federal National Mortgage Association (FNMA)–0.00%

Pass Through Ctfs., 7.00%, 07/01/18 to 07/01/32	89,905	100,695
5.50%, 03/01/21	222	241
8.00%, 08/01/21	4,943	5,423
		106,359

Government National Mortgage Association (GNMA)–0.00%

Pass Through Ctfs., 8.00%, 04/15/26 to 01/20/31	41,124	45,244
7.50%, 12/20/30	2,958	3,635
		48,879
Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $144,395)		155,543

	Shares	Value

Money Market Funds–2.10%

Liquid Assets Portfolio –Institutional Class (k)	120,227,951	$120,227,951

Premier Portfolio –Institutional Class (k)	120,227,951	120,227,951
Total Money Market Funds (Cost $240,455,902)		240,455,902
TOTAL INVESTMENTS–99.92% (Cost $9,288,279,087)		11,462,015,566
OTHER ASSETS LESS LIABILITIES–0.08%		9,023,413

NET ASSETS–100.00%		$11,471,038,979

Investment Abbreviations:

ADR	—American Depositary Receipt
Conv.	—Convertible
Ctfs.	—Certificates
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
RB	—Revenue Bonds
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	A portion of this security is subject to call options written. See Note 1G and Note 3.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $527,452,829, which represented 4.60% of the Fund’s Net Assets.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Perpetual bond with no specified maturity date.

(g)	Each unit represents one common share and one trust share.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Equity and Income Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks

Invesco Equity and Income Fund

E.	Foreign Currency Contracts – (continued)

associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Call Options Written – The Fund may write covered call options. A covered call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written covered call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
H.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco Equity and Income Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$7,863,181,870	$130,196,708	$--	$7,993,378,578
U.S. Treasury Securities	--	850,295,744	--	850,295,744
Corporate Debt Securities	--	2,457,043,891	--	2,457,043,891
U.S Government Sponsored Securities	--	126,758,944	--	126,758,944
Asset-Backed Securities	--	2,007	--	2,007
Municipal Obligations	--	12,723,571	--	12,723,571
Foreign Government Debt Securities	--	21,812,831	--	21,812,831
	$7,863,181,870	$3,598,833,696	--	$11,462,015,566
Foreign Currency Contracts*	--	(1,094,272)	--	(1,094,272)
Futures*	211,710	--	--	211,710
Options*	50,879	--	--	50,879
Total Investments	$7,863,444,459	$3,597,739,424	$--	$11,461,183,883

* Unrealized appreciation (depreciation).

Invesco Equity and Income Fund

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts
								Unrealized
Settlement		Contract to				Notional		Appreciation
Date	Counterparty	Deliver		Receive		Value		(Depreciation)
06/21/13	State Street	CHF	27,529,389	USD	28,372,916	28,792,562		(419,646)
06/21/13	Bank of New York	CHF	40,501,506	USD	41,773,208	42,359,898		(586,690)
06/21/13	Bank of New York	EUR	40,866,639	USD	52,574,645	53,114,747		(540,102)
06/21/13	State Street	GBP	67,421,512	USD	102,045,829	102,418,306		(372,477)
							$	(1,918,915)

Settlement		Contract to				Notional		Unrealized
Date	Counterparty	Deliver		Receive		Value		Appreciation
06/21/13	Bank of New York	CAD	48,427,398	USD	47,068,301	$46,687,059	$	381,242
06/21/13	State Street	CAD	58,313,691	USD	56,649,884	56,218,067		431,817
06/21/13	State Street	USD	3,173,728	GBP	2,096,877	$3,185,312	$	824,643
Total foreign currency contracts							$	(1,094,272)

Currency Abbreviations:

CAD -- Canadian Dollar

CHF – Swiss Franc

EUR -- Euro

GBP -- British Pound Sterling

USD -- U.S. Dollar

Open Futures Contracts
Short Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
U.S. Treasury 5 Year Notes	881	September-2013	$(107,846,790)	$122,041
U.S. Treasury 10 Year Notes	686	September-2013	(88,644,062)	89,669
Total			$(196,490,852)	$211,710

Invesco Equity and Income Fund

Open Options Written
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Value	Unrealized Appreciation (Depreciation)
Calls
Avon Products, Inc.	July-2013	$24	14,740	$891,305	$958,100	$(66,795)
eBay Inc.	October-2013	65	2,814	342,794	225,120	117,674
			17,554	$1,234,099	$1,183,220	$50,879

	Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	--	$--
Written	17,554	1,234,099
End of period	17,554	$1,234,099

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2013 was $2,028,281,716 and $2,429,702,314, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $0 and $40,099,996, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,155,885,372
Aggregate unrealized (depreciation) of investment securities	(49,272,970)
Net unrealized appreciation of investment securities	$2,106,612,402
Cost of investments for tax purposes is $9,355,403,164.

Invesco Equity and Income Fund

Invesco Floating Rate Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2013

invesco.com/us	FLR-QTR-1	05/13	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Senior Loan Interests–86.03%(a)(b)

Aerospace & Defense–1.78%

ARINC Inc., Second Lien Term Loan	6.20%	10/25/15	$354	$348,295
Aveos Fleet Performance Inc. (Canada), PIK Second Lien Term Loan (Take Back) (Acquired 10/23/07-12/30/11; Cost $1,587,792) (c)(d)(e)	0.00%	03/12/15	1,375	1,264,607
Revolver Loan (c)(d)	0.00%	06/28/13	583	581,878
Term Loan Cost (c)(d)	0.00%	06/28/13	508	515,873
Booz Allen Hamilton Inc., Term Loan B	4.50%	07/31/19	945	954,053
Camp International Holding Co., First Lien Term Loan	5.25%	05/31/19	2,684	2,717,958
DAE Aviation Holdings, Inc., Term Loan B (Acquired 11/07/12; Cost $1,692,956)	6.25%	11/02/18	1,724	1,756,685
Term Loan B2 (Acquired 11/07/12; Cost $767,468)	6.25%	11/02/18	782	796,364
DigitalGlobe, Inc., Term Loan B	3.75%	01/31/20	1,146	1,155,177
DynCorp International LLC, Term Loan B	6.25%	07/07/16	391	394,394
IAP Worldwide Services, Inc., Term Loan	10.00%	12/31/15	4,009	2,759,756
Landmark U.S. Holdings LLC, Canadian Term Loan	5.75%	10/25/19	192	193,262
First Lien Term Loan	5.75%	10/25/19	2,261	2,280,496
LMI Aerospace, Inc., Term Loan	4.75%	12/28/18	473	477,480
PRV Aerospace LLC, Term Loan B	6.50%	05/09/18	1,930	1,944,763
Sequa Corp., Term Loan B	5.25%	06/19/17	2,866	2,902,869
TASC, Inc., Term Loan B	4.50%	12/18/15	1,810	1,816,447
Transdigm, Inc., Term Loan C	3.75%	02/28/20	4,940	5,007,130
				27,867,487

Air Transport–1.65%
Delta Air Lines, Inc., Term Loan B1	4.00%	10/18/18	4,503	4,525,791
Revolver Loan (f)	0.00%	04/20/16	7,785	7,424,972
Revolver Loan (f)	0.00%	10/18/17	1,145	1,053,269
United Airlines, Inc., Term Loan B	4.00%	04/01/19	1,850	1,873,967
US Airways Group Inc., Term Loan B1	4.25%	05/23/19	2,312	2,316,157
Term Loan B2	3.50%	11/23/16	8,698	8,722,063
				25,916,219

Automotive–3.45%
Affinia Group Intermediate Holdings Inc., Term Loan B2	4.75%	04/25/20	1,715	1,725,601
August U.S. Holding Co., Inc., Lux Second Lien Term Loan (Acquired 05/04/12; Cost $250,137)	10.50%	04/26/19	256	259,378
Luxco Term Loan	5.00%	04/27/18	549	553,775
Second Lien Term Loan (Acquired 05/04/12; Cost $81,904)	10.50%	04/26/19	84	84,929
Term Loan B	5.00%	04/27/18	422	425,989
BBB Industries, LLC, Term Loan	5.50%	03/27/19	2,640	2,653,001
Federal-Mogul Corp., Term Loan B	2.14%	12/29/14	6,137	6,022,824
Term Loan C	2.14%	12/28/15	1,803	1,769,509
Goodyear Tire & Rubber Company (The), Second Lien Term Loan	4.75%	04/30/19	2,569	2,591,768
Hertz Corp., LOC	3.75%	03/09/18	552	544,694
Term Loan B	3.75%	03/11/18	910	917,717
Term Loan B2	3.00%	03/11/18	908	912,085
KAR Auction Services, Inc., Term Loan B	3.75%	05/19/17	6,064	6,159,794
Key Safety Systems, Inc., Term Loan B	4.75%	05/10/18	3,385	3,406,172
Metaldyne Co., LLC, Term Loan B	5.00%	12/18/18	3,066	3,139,027

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Automotive–(continued)

Schaeffler AG (Germany), Term Loan C	4.25%	01/27/17	$7,287	$7,392,924
TI Group Automotive Systems, LLC, Term Loan B	5.50%	03/28/19	7,343	7,425,703
Tomkins Inc., Term Loan B2	3.75%	09/29/16	44	44,645
Tower International Inc., Term Loan	5.75%	04/23/20	4,048	4,102,055
Transtar Holding Co., First Lien Term Loan	5.50%	10/09/18	3,353	3,403,751
Second Lien Term Loan	9.75%	10/09/19	524	541,365
				54,076,706

Beverage and Tobacco–0.31%

DS Waters Enterprises, L.P., First Lien Term Loan (Acquired 02/27/12-03/26/12; Cost $1,617,379)	10.50%	08/29/17	1,639	1,679,646
North American Breweries, Inc., Term Loan B	7.50%	12/11/18	3,159	3,174,814
				4,854,460

Building & Development–2.67%

ABC Supply Co., Inc., Term Loan	3.50%	04/16/20	4,700	4,725,253
Building Materials Holding Corp., PIK Second Lien Term Loan (e)	8.00%	01/05/15	2,278	2,244,380
Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/20	2,668	2,774,963
Term Loan B	4.00%	04/10/19	8,837	8,909,023
CB Richard Ellis Services, Inc., Term Loan B	2.95%	03/28/21	1,351	1,354,998
CPG International Inc., Term Loan	5.75%	09/21/19	437	440,775
Custom Building Products, Inc., Term Loan B	6.00%	12/14/19	3,498	3,541,692
HD Supply, Inc., Term Loan B	4.50%	10/12/17	3,976	4,016,448
Lake at Las Vegas Joint Venture, LLC, PIK Exit Revolver Loan (Acquired 08/09/12; Cost $10,794) (e)(f)	0.00%	02/28/17	11	4,101
PIK Exit Revolver Loan (Acquired 05/15/12-01/29/13; Cost $133,223) (e)	5.00%	02/28/17	133	50,625
Nortek, Inc., Term Loan	5.25%	04/26/17	456	461,385
Re/Max International, Inc., Term Loan	5.50%	04/16/16	2,646	2,678,661
Realogy Corp., Extended LOC	4.44%	10/10/16	1	641
Extended Term Loan	4.50%	03/05/20	9,259	9,367,267
United Subcontractors, Inc., PIK Term Loan (Acquired 02/15/06-03/28/13; Cost $1,381,343) (e)	6.29%	06/30/15	125	121,462
WireCo WorldGroup, Inc., Term Loan	6.00%	02/15/17	1,161	1,170,768
				41,862,442

Business Equipment & Services–6.07%

Advantage Sales & Marketing, Inc., First Lien Term Loan	4.25%	12/18/17	1,451	1,465,865
Second Lien Term Loan	8.25%	06/17/18	273	277,262
Asurion LLC, Term Loan B1	4.50%	05/24/19	14,489	14,595,124
Audio Visual Services Group, Inc., Term Loan (Acquired 11/09/12-01/14/13; Cost $2,652,555)	6.75%	11/09/18	2,695	2,742,130
Brock Holdings III, Inc., Term Loan B	6.01%	03/16/17	233	236,033
Connolly Holdings, Inc., First Lien Term Loan	6.50%	07/13/18	1,998	2,021,803
Duff & Phelps Investment Management Co., Term Loan B	4.50%	04/23/20	2,179	2,203,750
Emdeon Business Services, LLC, Term Loan B2	3.75%	11/02/18	1,655	1,669,869
Expert Global Solutions, Inc., Term Loan B	8.50%	04/03/18	4,492	4,562,466
First Data Corp., Term Loan B	4.20%	03/23/18	8,199	8,182,924
Term Loan	4.20%	03/24/17	6,540	6,537,547
Term Loan	4.20%	09/24/18	641	639,104
Garda World Security Corp., Term Loan B	4.50%	11/13/19	466	472,499
iPayment, Inc., Term Loan B	5.75%	05/08/17	3,978	3,953,030

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Business Equipment & Services–(continued)

ISS Holdings A/S (Denmark), Term Loan B12	3.75%	04/30/18	$1,307	$1,319,032
Koosharem Corp. (Select Remedy), PIK First Lien Term Loan (e)	10.25%	06/30/14	739	666,547
PIK Second Lien Term Loan (c)(d)(e)	0.00%	12/31/14	362	36,230
Kronos Inc., First Lien Term Loan	4.50%	10/30/19	4,696	4,744,034
Second Lien Term Loan	9.75%	04/30/20	808	847,942
Lonestar Intermediate Super Holdings, LLC, Term Loan B	11.00%	09/02/19	2,788	2,999,839
Nielsen Finance LLC, Term Loan E	2.95%	05/01/16	3,387	3,425,532
Sabre, Inc., Term Loan B	5.25%	02/19/19	3,283	3,330,945
Term Loan C	4.00%	02/19/18	2,778	2,804,863
SkillSoft Corp., Term Loan B	5.00%	05/26/17	3,426	3,472,463
SourceHov LLC, First Lien Term Loan	5.25%	04/30/18	883	895,330
Second Lien Term Loan	8.75%	04/30/19	355	363,021
Spin Holdco Inc., Term Loan B	4.25%	11/14/19	3,544	3,576,375
Sungard Data Systems, Inc., Term Loan C	3.95%	02/28/17	843	849,679
Term Loan D	4.50%	01/31/20	1,071	1,087,223
Term Loan E	4.00%	03/08/20	9,320	9,457,878
SymphonyIRI Group, Inc., Term Loan B	4.50%	12/01/17	911	920,838
Total Safety US Inc., First Lien Term Loan	5.75%	03/13/20	490	495,196
Second Lien Term Loan	9.25%	09/13/20	186	190,641
Trans Union, LLC, Term Loan	4.25%	02/10/19	758	765,009
WASH Multifamily Laundry Systems, LLC, Term Loan	5.25%	02/21/19	1,605	1,617,089
West Corp., Revolver Loan (f)	0.00%	01/15/16	1,748	1,573,039
				94,998,151

Cable & Satellite Television–3.98%

Atlantic Broadband Finance, LLC, Term Loan B	3.25%	11/30/19	973	976,868
Cequel Communications, LLC, Term Loan B	3.50%	02/14/19	3,634	3,658,167
CSC Holdings, Inc., Term Loan B	2.69%	04/17/20	13,878	13,861,781
Harron Communications Corp., Term Loan B	5.00%	10/06/17	4,045	4,093,446
Kabel Deutschland GmbH, (Germany), Term Loan F	3.25%	02/01/19	2,674	2,680,393
MCC Illinois, LLC, Term Loan E	4.50%	10/23/17	1,958	1,973,885
MCC Iowa LLC, Term Loan D-1	1.91%	01/30/15	1,945	1,953,256
Term Loan D-2	1.91%	01/31/15	269	270,149
Term Loan H	3.25%	01/29/21	4,310	4,322,851
Telecommunications Management, LLC, First Lien Term Loan	5.00%	04/30/20	1,837	1,850,620
TWCC Holding Corp., Term Loan B	3.50%	02/13/17	1,994	2,015,995
UPC Financing Partnership, Term Loan AH	3.25%	06/30/21	7,930	7,943,210
WaveDivision Holdings, LLC, Term Loan B	4.00%	08/09/19	3,179	3,210,803
WideOpenWest Finance LLC, Term Loan B	4.75%	04/01/19	3,990	4,031,584
Term Loan B1	4.25%	07/17/17	4,883	4,933,182
Yankee Cable Acquisition, LLC, Term Loan B	5.25%	03/01/20	4,500	4,560,678
				62,336,868

Chemicals & Plastics–3.88%

AI Chem & Cy S.C.A., Second Lien Term Loan	8.25%	04/03/20	338	348,600
Term Loan B1	4.50%	10/04/19	972	980,573
Term Loan B2	4.50%	10/04/19	504	508,772
Arysta LifeScience Corp., First Lien Term Loan	4.50%	05/29/20	6,321	6,358,766

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Chemicals & Plastics–(continued)

Second Lien Term Loan	8.25%	11/30/20	$1,038	$1,052,237
Ascend Performance Materials LLC, Term Loan B	6.75%	04/10/18	3,568	3,604,151
Aster Zweite Beteiligungs GmbH (Germany), Extended Term Loan B5	6.53%	12/31/16	721	729,595
Extended Term Loan C5	6.53%	12/31/14	738	747,056
DuPont Performance Coatings, Inc., Term Loan B	4.75%	02/01/20	9,655	9,750,107
Emerald Performance Materials, LLC, Term Loan B (Acquired 05/15/12; Cost $1,161,304)	6.75%	05/18/18	1,171	1,179,814
Houghton International, Inc., Term Loan B	4.00%	12/20/19	2,326	2,334,808
INEOS Holdings Ltd., Term Loan	4.00%	05/04/18	12,770	12,789,926
Kronos Worldwide, Inc., Term Loan B	7.00%	06/13/18	1,065	1,072,997
Nusil Technology, LLC, Term Loan	5.25%	04/07/17	321	322,587
Omnova Solutions Inc., Term Loan B1	4.25%	05/31/18	3,727	3,775,811
Phillips Plastics Corp., Term Loan B	4.75%	02/12/17	741	746,892
PQ Corp., Term Loan	4.50%	08/07/17	7,040	7,107,082
Taminco N.V., Term Loan B2	4.25%	02/15/19	1,284	1,297,223
TricorBraun, Inc., Term Loan B	4.00%	05/03/18	2,002	2,015,757
Univar Inc., Term Loan B	5.00%	06/30/17	3,999	3,978,999
				60,701,753

Clothing & Textiles–0.79%

Calceus Acquisition, Inc., Term Loan	5.75%	01/31/20	1,961	1,984,863
PVH Corp., Term Loan B	3.25%	02/13/20	9,657	9,727,762
Wolverine World Wide, Inc., Term Loan B	4.00%	07/31/19	686	694,394
				12,407,019

Conglomerates–0.87%

Jarden Corp., Term Loan A1	2.19%	03/31/16	6,440	6,496,384
Term Loan B	2.69%	03/30/18	2,940	2,974,752
Rexnord LLC, Term Loan B	3.75%	04/01/18	987	1,000,560
RGIS Services, LLC, Term Loan C	5.50%	10/18/17	1,293	1,301,536
Spectrum Brands, Inc., Term Loan	4.51%	12/17/19	1,805	1,830,665
				13,603,897

Containers & Glass Products–2.45%

Berlin Packaging LLC, First Lien Term Loan	4.75%	04/02/19	2,323	2,353,040
Second Lien Term Loan	8.75%	04/02/20	845	861,846
Berry Plastics Holding Corp., Term Loan D	3.50%	02/08/20	10,788	10,810,747
BWAY Corp., Term Loan B	4.50%	08/06/17	3,417	3,461,815
Caraustar Industries, Inc., Term Loan	7.50%	05/01/19	1,177	1,194,509
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/19	1,382	1,397,995
Exopack, LLC, Term Loan	5.00%	05/31/17	2,782	2,799,193
Hoffmaster Group, Inc., First Lien Term Loan	6.50%	01/03/18	2,787	2,801,389
Pact Group Pty Ltd., Term Loan B	3.75%	05/29/20	5,597	5,632,232
Pertus Sechszehnte GmbH (Germany), Term Loan B2	2.57%	06/12/15	500	500,548
Term Loan C2	2.82%	06/13/16	500	503,047
Ranpak Corp., First Lien Term Loan	4.50%	04/23/19	578	585,470
Second Lien Term Loan	8.50%	04/23/20	650	666,102
Reynolds Group Holdings Inc., Revolver Loan (f)	0.00%	11/05/14	3,987	3,984,019
Term Loan	4.75%	09/28/18	805	813,964
				38,365,916

Cosmetics & Toiletries–0.65%

Bausch & Lomb, Inc., Term Loan	4.00%	05/18/19	6,307	6,336,431

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Cosmetics & Toiletries–(continued)

Nice-Pak Products, Inc., Term Loan	8.75%	06/18/14	$544	$517,140
Revlon, Inc., Term Loan B	4.00%	11/20/17	3,297	3,342,325
				10,195,896

Drugs–2.01%

Grifols Inc., Term Loan B	4.25%	06/01/17	4,302	4,345,336
Harlan Laboratories, Inc., Term Loan B	3.74%	07/11/14	2,249	1,998,095
IMS Health Inc., Term Loan B1	3.75%	09/01/17	4,350	4,383,557
Medpace, Inc., Term Loan	5.50%	06/16/17	2,526	2,544,811
RPI Finance Trust, Term Loan	3.50%	05/09/18	690	698,334
Valeant Pharmaceuticals International, Inc., Term Loan C1	3.50%	12/11/19	11,286	11,378,886
Warner Chilcott PLC, Term Loan B1	4.25%	03/15/18	2,327	2,348,954
Term Loan B1	4.25%	03/15/18	1,013	1,022,516
Term Loan B2	4.25%	03/15/18	825	832,351
Term Loan B3	4.25%	03/15/18	1,834	1,851,003
				31,403,843

Ecological Services & Equipment–1.23%

ADS Waste Holdings, Inc., Term Loan B	4.25%	10/09/19	4,433	4,472,068
Sensus USA, Inc., First Lien Term Loan	4.75%	05/09/17	1,247	1,253,060
ServiceMaster Co. (The), Extended Syn LOC	4.56%	01/31/17	3,750	3,753,750
Extended Term Loan	4.45%	01/31/17	3,070	3,074,757
Term Loan	4.25%	01/31/17	5,788	5,804,533
WCA Waste Systems, Inc., Term Loan	4.00%	03/23/18	950	956,932
				19,315,100

Electronics & Electrical–4.74%

Aeroflex Inc., Term Loan B	4.50%	11/09/19	6,251	6,302,707
Blackboard, Inc., Second Lien Term Loan	11.50%	04/04/19	1,095	1,120,149
Term Loan B2	6.25%	10/04/18	9,225	9,409,740
Dealer Computer Services, Inc., Term Loan B	2.19%	04/21/16	789	796,799
DEI Sales, Inc., Term Loan B	5.75%	07/13/17	2,141	2,145,481
Deltek, Inc., First Lien Term Loan	5.00%	10/10/18	2,483	2,516,125
DG FastChannel, Inc., Term Loan B	7.25%	07/26/18	4,373	4,318,339
Edwards (Cayman Islands II) Ltd., (Cayman Islands), Term Loan B	4.75%	03/26/20	367	370,269
Freescale Semiconductor, Inc., Term Loan B4	5.00%	02/28/20	9,471	9,544,137
Infor (US), Inc., Term Loan B2	5.34%	04/05/18	5,678	5,748,126
Term Loan B3	3.75%	05/30/20	3,534	3,548,543
ION Trading Technologies S.a.r.l., (Luxembourg), First Lien Term Loan	4.50%	05/22/20	2,276	2,300,264
Microsemi Corp., Repriced Term Loan	3.75%	02/19/20	885	893,177
Mirion Technologies, Inc., Term Loan	5.75%	03/30/18	2,788	2,812,170
Riverbed Technology, Inc., Term Loan	4.00%	12/18/19	1,767	1,793,423
RP Crown Parent, LLC, First Lien Term Loan	6.75%	12/21/18	3,572	3,632,142
Second Lien Term Loan	11.25%	12/21/19	602	639,579
Ship US Bidco, Inc. (Luxembourg), Term Loan B2A	5.25%	11/30/17	986	994,580
Term Loan C (g)	—	05/02/22	2,915	2,952,205
Sophia, L.P., Term Loan B	4.50%	07/19/18	6,740	6,804,092
SS&C Technologies Inc., Term Loan B-1	5.00%	06/07/19	2,363	2,383,456
Term Loan B-2	5.00%	06/07/19	244	246,564

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Electronics & Electrical–(continued)

Verint Systems Inc., Term Loan B	4.00%	09/06/19	$2,836	$2,874,133
				74,146,200

Equipment Leasing–0.18%

Flying Fortress Inc., Term Loan	3.50%	06/30/17	2,804	2,833,110

Financial Intermediaries–1.95%

Bankruptcy Management Solutions, Inc., PIK First Lien Term Loan (e)	7.50%	08/20/14	46	31,083
PIK Second Lien Term Loan (e)	8.43%	08/20/15	21	779
Geo Group, Inc. (The), Term Loan B	3.25%	04/03/20	503	507,001
LPL Holdings, Inc., Term Loan B	3.25%	03/29/19	1,472	1,475,185
MIP Delaware, LLC, Term Loan	4.00%	03/09/20	1,568	1,581,472
Moneygram International, Inc., Term Loan B	4.25%	03/27/20	8,158	8,204,472
Nuveen Investments, Inc., First Lien Term Loan	4.19%	05/13/17	13,348	13,429,620
RJO Holdings Corp., Term Loan B	6.95%	12/10/15	1,646	1,324,896
Transfirst Holdings, Inc., First Lien Term Loan	4.75%	12/27/17	2,558	2,576,839
Second Lien Term Loan	11.00%	06/27/18	1,393	1,426,791
				30,558,138

Food & Drug Retailers–0.87%

Pantry, Inc. (The), Term Loan B	5.75%	08/03/19	1,276	1,294,981
Rite Aid Corp., Second Lien Term Loan	5.75%	08/21/20	1,353	1,403,808
Term Loan 6	4.00%	02/21/20	2,650	2,672,600
Roundy’s Supermarkets, Inc., Term Loan B	5.75%	02/13/19	2,853	2,803,369
Sprouts Farmers Markets Holdings, LLC, Term Loan	4.50%	04/23/20	2,613	2,626,033
Supervalu Inc., Refi Term Loan B	5.00%	03/21/19	2,854	2,850,255
				13,651,046

Food Products–2.22%

AdvancePierre Foods, Inc., Second Lien Term Loan	9.50%	10/10/17	524	539,236
First Lien Term Loan	5.75%	07/10/17	5,939	5,989,876
Candy Intermediate Holdings, Inc., Term Loan	7.51%	06/18/18	2,017	2,033,809
Del Monte Corp., Term Loan	4.00%	03/08/18	3,420	3,442,766
Dole Food Company Inc., Term Loan B	3.75%	04/01/20	3,531	3,546,588
Hostess Brands, Inc., Term Loan B	6.75%	04/09/20	863	888,183
JBS USA Holdings, Inc., Term Loan	3.75%	05/25/18	7,877	7,940,736
Pinnacle Foods Finance LLC, Term Loan G	3.25%	04/29/20	6,939	6,956,981
QCE, LLC, First Lien Term Loan	9.00%	01/24/17	11	5,646
Smart Balance, Inc., Term Loan	7.00%	07/02/18	3,441	3,494,872
				34,838,693

Food Service–3.74%

Aramark Corp., Extended LC-3 Facility	3.69%	07/26/16	147	148,620
Extended Term Loan B	3.78%	07/26/16	2,232	2,259,867
Term Loan C	3.75%	07/26/16	8,807	8,916,539
Term Loan D	4.00%	08/22/19	5,414	5,490,326
Burger King Corp., Term Loan B	3.75%	09/27/19	3,525	3,563,236
Crossmark Holdings, Inc., Second Lien Term Loan	8.75%	12/21/20	576	578,592
Term Loan	4.50%	12/20/19	1,992	1,997,448
Dunkin’ Brands, Inc., Term Loan B3	3.75%	02/14/20	694	698,454
Focus Brands, Inc., Refi Term Loan	4.26%	02/21/18	2,090	2,109,267
Landry’s, Inc., Term Loan B	4.75%	04/24/18	5,950	6,033,619

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Food Service–(continued)

OSI Restaurant Partners, LLC, Term Loan	3.50%	10/28/19	$2,132	$2,136,098
Restaurant Holding Co., LLC, Term Loan B (Acquired 02/28/12-01/15/13; Cost $1,132,106)	9.00%	02/17/17	1,125	1,141,946
Seminole Hard Rock Entertainment, Inc., Term Loan B	3.50%	05/15/20	1,177	1,183,228
Weight Watchers International, Inc., Term Loan B	3.04%	04/02/16	2,435	2,456,018
Term Loan B2	3.75%	04/02/20	17,802	17,842,889
Wendy’s International, Inc., Term Loan B	3.25%	05/15/19	1,952	1,969,063
				58,525,210

Forest Products–0.20%

John Henry Holdings, Inc., Term Loan B	6.00%	12/06/18	1,959	2,005,371
Xerium Technologies, Inc., Term Loan	7.25%	05/17/19	1,107	1,120,039
				3,125,410

Healthcare–6.61%

Alere, Inc., Incremental Term Loan B2	4.25%	06/30/17	515	521,734
Term Loan B	4.25%	06/30/17	1,738	1,761,702
Term Loan B1	4.25%	06/30/17	1,142	1,158,194
AMN Healthcare, Inc., Term Loan B	3.75%	04/05/18	915	924,269
Apria Healthcare Group I, Term Loan	6.75%	04/05/20	11,352	11,455,970
ATI Holdings, Inc., Term Loan	5.75%	12/20/19	954	970,491
Biomet Inc., Extended Term Loan B	3.97%	07/25/17	9,901	9,983,718
CareStream Health, Inc., Term Loan B	5.00%	02/25/17	4,903	4,918,939
Community Health Systems, Inc., Extended Term Loan B	3.77%	01/25/17	239	241,094
DaVita, Inc., Term Loan A3	2.70%	11/01/17	4,938	4,964,360
Term Loan B	4.50%	10/20/16	4,930	4,989,873
DJO Finance LLC, Term Loan B3	4.75%	09/15/17	7,603	7,725,065
Drumm Investors, LLC, Term Loan	5.00%	05/04/18	3,370	3,260,017
Genoa Healthcare Group, LLC, PIK Second Lien Term Loan (e)	14.00%	02/10/15	772	663,933
Term Loan B (Acquired 12/30/11; Cost $47,552)	7.25%	08/08/14	48	45,174
HCA, Inc., Extended Term Loan B4	2.94%	05/01/18	4,274	4,296,122
Term Loan B5	3.03%	03/31/17	10,083	10,131,467
HCR Healthcare, LLC, Term Loan	5.00%	04/06/18	549	546,157
Health Management Associates, Inc., Term Loan B	3.50%	11/16/18	2,441	2,463,485
Hologic Inc., Term Loan B	4.50%	08/01/19	2,119	2,137,389
Intertrust Group Holding S.A., (Netherlands), Term Loan B (Acquired 02/07/13; Cost $1,336,702)	4.70%	02/04/20	1,340	1,348,853
Kindred Healthcare, Inc., Term Loan B	4.25%	06/01/18	4,864	4,888,697
Kinetic Concepts, Inc., Term Loan C1	5.50%	05/04/18	12,877	13,078,646
Pharmaceutical Product Development, Inc., Term Loan B	4.25%	12/05/18	663	669,224
Sage Products Holdings, LLC, Term Loan B	4.25%	12/13/19	1,286	1,296,484
Surgical Care Affiliates, Inc., Delayed Draw Term Loan B (g)	—	05/08/18	2,118	2,131,659
TriZetto Group, Inc., Second Lien Term Loan D	8.50%	03/28/19	1,968	1,987,859
Term Loan B	4.75%	05/02/18	2,582	2,594,482
Universal Health Services, Inc., Term Loan B	2.44%	11/15/16	500	504,497
Western Dental Services, Inc., Term Loan B	8.25%	11/01/18	1,890	1,911,726
				103,571,280

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Home Furnishings–0.63%

Serta Simmons Holdings, LLC, Term Loan	5.00%	10/01/19	$4,634	$4,674,103
Springs Windows Fashions, LLC, Term Loan B	6.00%	05/31/17	1,425	1,434,863
Tempur-Pedic International Inc., Refi Term Loan B	3.50%	12/12/19	2,808	2,817,062
Yankee Candle Co., Inc. (The), Term Loan B	5.25%	04/02/19	1,016	1,019,521
				9,945,549

Industrial Equipment–1.91%

Alliance Laundry Systems LLC, Second Lien Term Loan	9.50%	12/10/19	535	548,751
Ameriforge Group, Inc., First Lien Term Loan	5.00%	12/19/19	1,445	1,465,151
Second Lien Term Loan	8.75%	12/21/20	429	440,701
Apex Tool Group, LLC, Term Loan B	4.50%	02/01/20	3,155	3,185,793
Dundee Holdco 4 Ltd., Term Loan	5.50%	04/09/20	3,770	3,807,767
Generac Power Systems, Inc., Term Loan B	3.50%	05/31/20	1,133	1,135,581
Grede LLC, Term Loan B	4.50%	05/02/18	3,117	3,137,353
Husky Injection Molding Systems Ltd., Term Loan B	4.25%	07/02/18	2,980	3,006,240
Manitowoc Co., Inc. (The), Term Loan B	4.25%	11/13/17	380	385,183
Milacron LLC, Term Loan	4.25%	03/28/20	3,173	3,204,211
Tank Holding Corp., Term Loan	4.25%	07/09/19	2,932	2,946,344
Terex Corp., Term Loan B	4.50%	04/28/17	1,463	1,490,593
Tomkins Air Distributions, First Lien Term Loan	5.00%	11/09/18	2,049	2,073,558
Unifrax Corp., Term Loan	4.25%	11/28/18	544	549,190
WESCO Distribution, Inc., Term Loan B	4.50%	12/12/19	2,441	2,463,179
				29,839,595

Insurance–0.34%

Compass Investors Inc., Term Loan	5.25%	12/27/19	941	950,749
Cooper Gay Swett & Crawford Ltd., First Lien Term Loan	5.00%	04/16/20	1,950	1,978,811
Second Lien Term Loan	8.25%	10/16/20	1,300	1,325,706
Hub International Limited, 2017 Extended Term Loan	3.69%	06/13/17	1,000	1,008,390
				5,263,656

Leisure Goods, Activities & Movies–3.10%

24 Hour Fitness Worldwide, Inc., Term Loan	5.25%	04/22/16	4,133	4,190,312
Alpha Topco Ltd., (United Kingdom), Extended Term Loan B2	6.00%	04/30/19	10,168	10,318,751
AMF Bowling Worldwide, Inc., DIP Delayed Draw Term Loan (Acquired 12/14/12; Cost $332,334)	7.58%	06/28/13	332	330,672
DIP Delayed Draw Term Loan (Acquired 12/14/12; Cost $142,429) (f)	0.00%	06/28/13	142	141,717
Second Lien Term Loan (c)(d)	0.00%	12/06/13	67	21,091
Term Loan B (c)(d)	0.00%	06/07/13	1,273	1,232,587
Bright Horizons Family Solutions, Inc., Term Loan B	4.00%	01/30/20	3,578	3,611,078
Cedar Fair, L.P., Term Loan B	3.25%	03/06/20	4,184	4,225,927
Equinox Holdings, Inc., First Lien Term Loan	4.50%	01/31/20	2,093	2,114,034
Fender Musical Instruments Corp., Term Loan B	5.75%	04/03/19	591	593,122
IMG Worldwide, Inc., Term Loan B	5.50%	06/16/16	4,788	4,831,659
Kasima, LLC, Term Loan B	3.25%	05/17/21	3,448	3,469,504
Live Nation Entertainment, Inc., Term Loan B	4.50%	11/07/16	2,174	2,200,138
Otter Products, LLC, Term Loan B	5.25%	04/29/19	1,149	1,156,139
SeaWorld Parks & Entertainment, Inc., Term Loan B2	3.00%	05/14/20	1,941	1,942,086
Six Flags Theme Parks, Inc., Term Loan B	4.00%	12/20/18	587	595,310
SRAM, LLC, Term Loan B	4.01%	04/10/20	1,251	1,255,230
Topps Company, Inc. (The), Term Loan	2.95%	10/13/14	1,542	1,534,414
WMG Acquisition Corp., Delayed Draw Term Loan 1 (g)	—	07/01/20	580	578,551
Delayed Draw Term Loan 2 (g)	—	07/01/20	90	89,635

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Leisure Goods, Activities & Movies –(continued)

Zuffa LLC, Term Loan B	4.50%	02/25/20	$4,023	$4,047,926
				48,479,883

Lodging & Casinos–2.65%

Boyd Gaming Corp., Class A Revolver Loan (f)	0.00%	12/17/15	937	921,560
Class A Revolver Loan	3.66%	12/17/15	1,708	1,680,491
Class A Revolver Loan	3.66%	12/17/15	201	202,060
Caesars Entertainment Operating Co., Extended Term Loan B5	4.44%	01/26/18	117	103,192
Extended Term Loan B6	5.44%	01/26/18	16,505	14,796,734
Cannery Casino Resorts, LLC, Second Lien Term Loan	10.00%	10/02/19	515	507,295
Term Loan B	6.00%	10/02/18	2,766	2,810,994
Centaur Acquisition, LLC, First Lien Term Loan	5.25%	02/20/19	2,404	2,432,460
Golden Nugget, Inc., Second Lien Term Loan	3.45%	11/03/14	117	106,391
Las Vegas Sands, LLC, Extended Term Loan B	2.70%	11/23/16	1,341	1,343,711
MGM Resorts International, Term Loan B	3.50%	12/20/19	3,789	3,805,392
Peninsula Gaming LLC, Term Loan	4.25%	11/20/17	156	157,880
Seminole Tribe of Florida, Term Loan	3.00%	04/29/20	5,000	5,016,250
Station Casinos, Inc., Term Loan B	5.00%	03/02/20	833	843,451
Tropicana Entertainment Inc., Term Loan B	7.50%	03/16/18	1,639	1,656,434
Twin River Management Group, Inc., Term Loan B	6.50%	11/09/18	4,987	5,061,384
				41,445,679

Nonferrous Metals & Minerals–1.76%

Alpha Natural Resources, LLC, Term Loan B	3.50%	05/22/20	3,448	3,441,489
AMC Entertainment, Inc., Term Loan	3.50%	04/30/20	2,951	2,966,666
Arch Coal, Inc., Term Loan B	5.75%	05/16/18	9,565	9,675,690
Noranda Aluminum Acquisition Corp., Term Loan B	5.75%	02/28/19	2,958	2,973,144
Novelis, Inc., Term Loan	3.75%	03/10/17	3,109	3,161,014
Walter Energy, Inc., Term Loan B	5.75%	04/02/18	5,250	5,287,694
				27,505,697

Oil & Gas–2.82%

Buffalo Gulf Coast Terminals LLC, Term Loan (Acquired 10/31/11-10/23/12; Cost $4,657,512)	5.25%	10/31/17	4,646	4,738,996
Chesapeake Energy Corp., Term Loan	5.75%	12/01/17	5,222	5,370,340
CITGO Petroleum Corp., Term Loan B	8.00%	06/24/15	768	775,353
EMG Utica, LLC, Term Loan	4.75%	03/27/20	1,820	1,833,550
Energy Transfer Equity, L.P., Term Loan B	3.75%	03/24/17	1,125	1,137,971
Glenn Pool Oil & Gas Trust, Term Loan (Acquired 06/18/11; Cost $1,074,418)	4.50%	05/02/16	1,074	1,079,790
NGPL PipeCo LLC, Term Loan B	6.75%	09/15/17	5,356	5,418,584
Obsidian Natural Gas Trust (United Kingdom), Term Loan (Acquired 12/09/10-05/05/11; Cost $1,222,734)	7.00%	11/02/15	1,203	1,214,653
Ruby Western Pipeline Holdings, LLC, Term Loan B	3.50%	03/27/20	1,931	1,945,564
Samson Investment Co., Second Lien Term Loan	6.00%	09/25/18	5,262	5,309,333
Saxon Enterprises, LLC, Term Loan B	5.50%	02/15/19	2,441	2,473,778
Tallgrass Operations, LLC, Term Loan	5.25%	11/13/18	2,825	2,852,760
Tervita Corp., (Canada), Term Loan	6.25%	05/15/18	5,579	5,656,139
Utex Industries Inc., First Lien Term Loan	4.75%	04/10/20	1,300	1,310,538
Second Lien Term Loan	8.75%	04/09/21	390	396,413
Willbros United States Holdings, Inc., Term Loan B	9.50%	06/30/14	2,571	2,579,632
				44,093,394

Publishing–3.00%

Affiliated Media, Inc., Term Loan	8.50%	03/19/14	744	745,855
Cenveo Corp., Term Loan	6.25%	02/13/17	4,814	4,875,877

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Publishing–(continued)

EMI Music Publishing Ltd., Term Loan B	4.25%	06/29/18	$4,646	$4,689,979
Endurance Business Media, Inc., First Lien Term Loan (Acquired 07/26/06; Cost $81,396)	6.50%	12/15/14	62	12,442
F&W Media, Inc., Term Loan	7.75%	06/09/14	47	46,184
Getty Images, Inc., Revolver Loan (g)	—	10/18/17	1,478	1,370,810
Term Loan B	4.75%	10/18/19	11,254	11,342,754
Harland Clarke Holdings Corp., Extended Term Loan B2	5.44%	06/30/17	380	375,742
Interactive Data Corp., Term Loan B	3.75%	02/11/18	898	902,305
Lamar Media Corp., Term Loan B	4.00%	12/30/16	9	9,071
MediMedia USA, Inc., Term Loan	8.00%	11/20/18	3,948	3,923,801
Merrill Communications, LLC, First Lien Term Loan	7.25%	03/08/18	4,997	5,046,864
Newsday LLC, Term Loan	3.69%	10/12/16	4,895	4,900,840
ProQuest LLC, Term Loan B	6.00%	04/13/18	1,797	1,811,637
Southern Graphics, Inc., Term Loan	5.00%	10/17/19	3,030	3,064,479
Tribune Co., Term Loan B	4.00%	12/31/19	3,789	3,837,521
				46,956,161

Radio & Television–3.86%

ASP NEP/NCP Holdco, Inc., Second Lien Term Loan	9.50%	07/22/20	132	137,201
Term Loan	4.75%	01/22/20	2,492	2,526,457
Barrington Broadcasting Group LLC, Term Loan B	7.50%	06/14/17	267	268,557
Clear Channel Communications, Inc., Term Loan B	3.84%	01/29/16	25,203	23,481,116
FoxCo Acquisition Sub, LLC, Term Loan B	5.50%	07/14/17	2,584	2,625,006
Granite Broadcasting Corp., Term Loan B	8.50%	05/23/18	1,711	1,730,726
Gray Television, Inc., Term Loan B	4.75%	10/15/19	2,224	2,258,071
LIN Television Corp., Term Loan B	4.00%	12/21/18	692	699,199
Local TV Finance, LLC, Extended Term Loan B2	4.20%	05/07/15	1,174	1,184,767
Media Holdco, L.P., Term Loan B	7.25%	07/24/18	2,344	2,379,592
Mission Broadcasting, Inc., Term Loan B	4.25%	12/03/19	138	140,695
Nexstar Broadcasting, Inc., Term Loan	4.25%	12/03/19	327	332,798
Nine Entertainment Co., Term Loan B	3.50%	02/05/20	4,600	4,631,993
Raycom TV Broadcasting, Inc., Term Loan B	4.25%	05/31/17	2,097	2,107,385
Sinclair Television Group Inc., Term Loan B	3.00%	04/09/20	2,046	2,062,370
Univision Communications Inc., Extended Term Loan	4.50%	03/02/20	7,230	7,226,467
Refi Term Loan C2	4.50%	03/02/20	3,500	3,500,000
Term Loan C3	4.00%	03/02/20	3,147	3,129,591
				60,421,991

Retailers (except Food & Drug)–3.55%

Academy, Ltd., Term Loan	4.50%	08/03/18	2,282	2,308,568
CDW LLC, Term Loan	3.50%	04/29/20	7,061	7,049,801
Collective Brands, Inc., Term Loan	7.25%	10/09/19	2,795	2,833,175
David’s Bridal, Inc., Revolver Loan	0.25%	10/11/17	1,573	1,478,634
Term Loan B	5.00%	10/11/19	1,227	1,237,748
FTD, Inc., Term Loan (Acquired 06/13/11; Cost $2,091,775)	4.75%	06/11/18	2,099	2,120,475
Guitar Center Inc., Extended Term Loan	5.54%	04/10/17	5,378	5,379,872
JC Penney Corp Inc., First Lien Term Loan	6.00%	05/21/18	5,417	5,503,013
Michaels Stores, Inc., Term Loan	3.75%	01/28/20	9,268	9,330,293
National Vision, Inc., Term Loan B	7.00%	08/02/18	2,760	2,815,704
Neiman Marcus Group, Inc. (The), Term Loan B	4.00%	05/16/18	1,969	1,972,197
OSP Group, Inc., Term Loan	5.50%	02/05/20	3,544	3,579,073
Pep Boys - Manny, Moe & Jack (The), Term Loan B (Acquired 09/27/12; Cost $1,471,236)	5.00%	10/11/18	1,481	1,501,584

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Retailers (except Food & Drug)–(continued)

Savers Inc., Term Loan	5.00%	07/09/19	$4,927	$4,967,517
Toys ‘R’ Us-Delaware, Inc., Term Loan	6.00%	09/01/16	1,021	1,025,901
Term Loan B3	5.25%	05/25/18	518	515,320
Wilton Brands LLC, Term Loan	7.50%	08/30/18	2,002	2,022,662
				55,641,537

Steel–0.45%

JFB Firth Rixson Inc., Term Loan	4.25%	06/30/17	672	678,273
JMC Steel Group, Inc., Term Loan	4.75%	04/03/17	1,090	1,106,448
Tube City IMS Corp., Term Loan	4.75%	03/20/19	2,986	3,028,522
Waupaca Foundry, Inc., Term Loan	4.50%	06/29/17	2,156	2,165,104
				6,978,347

Surface Transport–0.98%

American Petroleum Tankers LLC, Term Loan B	4.75%	10/02/19	2,419	2,455,364
Avis Budget Car Rental, LLC, Term Loan B	3.00%	03/15/19	611	613,169
CEVA Group PLC (United Kingdom), Extended Syn. LOC	0.18%	08/31/16	216	207,203
Extended Term Loan B	5.28%	08/31/16	1,260	1,232,635
JHCI Acquisition, Inc., First Lien Term Loan	2.70%	06/19/14	2,341	2,325,667
Kenan Advantage Group, Inc., Term Loan	3.75%	06/10/16	783	788,897
Lineage Logistics Holdings, LLC, Term Loan	4.50%	04/26/19	282	283,521
Swift Transportation Co. Inc., Term Loan B1	2.95%	12/21/16	804	813,050
Term Loan B2	4.00%	12/21/17	1,075	1,090,933
U.S. Shipping Corp., Term Loan	9.00%	04/30/18	5,603	5,618,995
				15,429,434

Telecommunications–6.78%

Arris Group, Inc., Term Loan B	3.50%	04/17/20	4,318	4,328,376
Avaya, Inc., Term Loan B3	4.77%	10/26/17	13,319	11,999,075
Term Loan B5	8.00%	03/30/18	5,500	5,277,273
Cellular South, Inc., Term Loan	3.25%	05/22/20	2,299	2,310,118
Consolidated Communications, Inc., Extended Term Loan B	4.20%	12/31/17	997	1,005,893
Term Loan B3	5.25%	12/31/18	7,149	7,238,394
Cricket Communications, Inc., Term Loan	4.75%	10/10/19	2,587	2,605,187
Term Loan C	4.75%	03/09/20	4,276	4,312,949
Crown Castle International Corp., Term Loan	3.25%	01/31/19	595	597,791
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/19	6,047	5,998,966
Genesys Telecom Holdings, U.S., Inc., Term Loan B	4.00%	02/07/20	803	809,573
Global Tel*Link Corp., First Lien Term Loan	5.00%	05/22/20	3,725	3,740,075
Intelsat Jackson Holdings Ltd. (Bermuda), Term Loan	5.25%	02/01/14	15,787	15,811,322
Intelsat Jackson Holdings S.A., Term Loan B1	4.25%	04/02/18	6,952	7,019,397
Level 3 Communications, Inc., Term Loan	4.75%	08/01/19	181	182,495
Term Loan B	5.25%	08/01/19	9,328	9,470,848
Light Tower Fiber LLC, First Lien Term Loan	4.50%	04/13/20	3,087	3,119,521
Second Lien Term Loan	8.00%	04/12/21	130	132,896
NTELOS Inc., Term Loan B	5.75%	11/08/19	4,381	4,337,629
Securus Technologies Holdings, Inc., Term Loan	4.75%	04/30/20	248	248,495
Syniverse Holdings, Inc., Delayed Draw Term Loan	4.00%	04/23/19	6,111	6,149,369
Term Loan	5.00%	04/23/19	2,043	2,062,912

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Telecommunications–(continued)

Time Warner Telecom Holdings Inc., Term Loan B	2.70%	04/17/20	$1,545	$1,554,520
TNS, Inc., First Lien Term Loan	5.00%	02/14/20	1,287	1,306,194
Second Lien Term Loan	9.00%	08/14/20	115	115,502
U.S. TelePacific Corp., Term Loan B	5.75%	02/23/17	2,278	2,282,194
Windstream Corp., Term Loan B4	3.50%	01/23/20	2,085	2,098,721
				106,115,685

Utilities–1.90%

AES Corp. (The), Term Loan B	3.75%	06/01/18	1,007	1,018,848
Calpine Corp., Term Loan	4.00%	04/01/18	792	799,922
Term Loan B1	3.00%	05/04/20	4,146	4,130,571
Term Loan B2	3.25%	01/31/22	2,073	2,073,868
Term Loan B3	4.00%	10/09/19	6,604	6,676,977
Dynegy Holdings Inc., Term Loan B2	4.00%	04/23/20	1,779	1,789,214
La Frontera Generation, LLC, Term Loan	1.00%	09/30/20	669	675,993
LSP Madison Funding LLC, Term Loan	5.50%	06/28/19	1,059	1,070,663
NRG Energy Inc., Term Loan B	3.25%	07/02/18	978	973,328
NSG Holdings LLC, Term Loan	4.75%	12/11/19	615	624,718
Texas Competitive Electric Holdings Co., LLC, Extended Term Loan	4.72%	10/10/17	5,010	3,637,974
Term Loan	3.72%	10/10/14	8,006	6,220,000
				29,692,076
Total Variable Rate Senior Loan Interests				1,346,963,528

Bonds and Notes–4.86%

Air Transport–0.31%

Air Lease Corp.	7.38%	01/30/19	3,757	4,301,342
Continental Airlines, Inc. (h)	6.75%	09/15/15	460	483,000
				4,784,342

Auto Parts & Equipment–0.11%

Gestamp Funding Luxembourg S.A. (Luxembourg) (h)	5.63%	05/31/20	1,747	1,713,655

Automotive–0.16%

Goodyear Tire & Rubber Co. (The)	6.50%	03/01/21	1,418	1,499,535
Schaeffler Finance B.V. (Netherlands) (h)	4.75%	05/15/21	1,042	1,038,211
				2,537,746

Cable & Satellite Television–0.10%

Lynx I Corp. (United Kingdom) (h)	5.38%	04/15/21	200	208,500
UPC Broadband Holdings, B.V. (Netherlands) (h)	7.25%	11/15/21	1,074	1,208,250
UPC Broadband Holdings, B.V. (Netherlands) (h)	6.88%	01/15/22	173	188,955
				1,605,705

Chemicals & Plastics–0.40%

Hexion Specialty Chemicals, Inc. (h)	6.63%	04/15/20	5,355	5,582,587
Ineos Holdings Ltd. (h)	8.38%	02/15/19	241	270,522
Ineos Holdings Ltd. (h)	7.50%	05/01/20	157	173,093
Taminco Global Chemical Corp. (h)	9.75%	03/31/20	226	257,640
				6,283,842

Containers & Glass Products–0.86%

Ardagh Glass Finance (Ireland) (h)	7.00%	11/15/20	858	896,610

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Containers & Glass Products –(continued)

Reynolds Group Holdings Inc.	7.88%	08/15/19	$1,854	$2,039,400
Reynolds Group Holdings Inc.	9.88%	08/15/19	1,879	2,057,505
Reynolds Group Holdings Inc.	5.75%	10/15/20	8,318	8,525,950
				13,519,465

Data Processing & Outsourced Services–0.22%

First Data Corp. (h)	6.75%	11/01/20	3,207	3,371,359

Diversified Chemicals–0.01%

Ineos Group Holdings PLC (h)	6.13%	08/15/18	200	199,500

Food Products–0.03%

Chiquita Brands LLC (h)	7.88%	02/01/21	422	455,232

Forest Products–0.11%

Verso Paper Holding LLC	11.75%	01/15/19	1,626	1,731,690

Health Care Equipment–0.03%

Biomet Inc. (h)	6.50%	08/01/20	469	495,967

Health Care Facilities–0.06%

Community Health Systems, Inc.	5.13%	08/15/18	940	989,350

Healthcare–0.41%

Accellent Inc.	8.38%	02/01/17	2,878	3,065,070
DJO Finance LLC	8.75%	03/15/18	1,386	1,538,460
Kindred Healthcare, Inc.	8.25%	06/01/19	542	571,810
Kinetic Concepts, Inc.,	10.50%	11/01/18	1,140	1,254,000
				6,429,340

Independent Power Producers & Energy Traders–0.06%

NRG Energy Inc. (h)	6.63%	03/15/23	880	946,000

Lodging & Casinos–0.02%

Chester Downs & Marina LLC (h)	9.25%	01/15/20	331	324,380

Nonferrous Metals & Minerals–0.07%

TiZir Ltd. (United Kingdom)	9.00%	09/28/17	1,000	1,027,500

Oil & Gas–0.38%

NGPL PipeCo LLC (h)	9.63%	06/01/19	786	880,320
Pacific Drilling S.A. (Luxembourg) (h)	5.38%	06/01/20	2,798	2,783,402
Tervita Corp. (Canada) (h)	8.00%	11/15/18	1,949	2,060,678
Western Refining, Inc. (h)	6.25%	04/01/21	190	197,600
				5,922,000

Publishing–0.06%

Merrill Communications, LLC	10.00%	03/08/23	1,010	863,888

Radio & Television–0.50%

Clear Channel Communications, Inc. (h)	9.00%	12/15/19	1,713	1,738,695
Univision Communications Inc. (h)	6.75%	09/15/22	4,645	4,993,375
Univision Communications Inc. (h)	6.88%	05/15/19	1,000	1,070,000
				7,802,070

Retailers (except Food & Drug)–0.09%

Claire’s Stores, Inc. (h)	9.00%	03/15/19	1,202	1,361,265

Telecommunications–0.56%

GNET Escrow Corp. (h)	12.13%	07/01/18	2,154	2,331,705

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Telecommunications–(continued)

Goodman Networks, Inc. (h)	13.13%	07/01/18	$2,600	$2,899,000
Wind Acquisition Finance S.A. (Italy) (h)	6.50%	04/30/20	256	270,080
Wind Acquisition Finance S.A. (Italy) (h)	7.25%	02/15/18	1,612	1,688,570
Windstream Corp.	7.50%	06/01/22	1,484	1,580,460
Windstream Corp.	6.38%	08/01/23	17	16,915
				8,786,730

Utilities–0.31%

Calpine Corp. (h)	7.50%	02/15/21	3,185	3,471,318
Calpine Corp. (h)	7.88%	01/15/23	—	286
NRG Energy Inc.	7.63%	05/15/19	1,366	1,461,620
				4,933,224
Total Bonds and Notes				76,084,250

Structured Products–3.31%

Apidos Cinco CDO Ltd. (Cayman Islands) (h)(i)	4.53%	05/14/20	345	331,230
Apidos CLO II (Cayman Islands) (h)(i)	5.03%	12/21/18	919	916,905
Apidos CLO X Ltd. (Cayman Islands) (h)(i)	6.53%	10/30/22	1,750	1,756,846
Apidos IX CDO Ltd. (Cayman Islands) (h)(i)	6.78%	07/15/23	958	966,626
Apidos Quattro CDO Ltd. (Cayman Islands) (h)(i)	3.88%	01/20/19	408	381,786
Apidos X CDO Ltd. (Cayman Islands) (h)(i)	6.53%	10/30/22	1,367	1,372,348
Apidos XI CDO Ltd. (h)(i)	5.25%	01/17/23	2,070	2,011,899
Ares XI CLO Ltd. (h)(i)	3.28%	10/11/21	724	713,710
Atrium CDO Corp. (Acquired 04/25/13; Cost $3,388,381) (h)(i)	4.50%	07/16/25	3,742	3,388,381
Atrium IV CDO Corp. (h)	9.18%	06/08/19	205	213,145
Banc of America Large Loan Trust	3.70%	11/12/15	10,570	10,517,536
Columbus Nova CLO Ltd. (h)(i)	3.87%	05/16/19	1,093	1,005,462
Columbus Nova CLO Ltd. (h)(i)	3.87%	05/16/19	429	394,641
Flagship CLO VI Corp. (h)(i)	5.03%	06/10/21	987	944,691
Flagship CLO VI Corp. (h)(i)	5.03%	06/10/21	3,254	3,115,275
Four Corners CLO II, Ltd. (h)(i)	2.13%	01/26/20	103	99,312
Four Corners CLO II, Ltd. (h)(i)	2.15%	01/26/20	310	298,902
Gramercy Park CLO Ltd. (h)(i)	5.78%	07/17/23	1,336	1,347,489
Halcyon Loan Investors CLO II, Ltd. (Cayman Islands) (h)(i)	3.88%	04/24/21	917	848,035
ING Investment Management CLO I Ltd. (h)(i)	6.04%	04/15/24	4,808	4,697,304
ING Investment Management CLO III, Ltd. (h)(i)	3.78%	12/13/20	1,188	1,103,329
ING Investment Management CLO III, Ltd. (h)(i)	6.13%	10/15/22	1,243	1,254,223
ING Investment Management CLO IV, Ltd. (Cayman Islands) (h)(i)	4.53%	06/14/22	293	274,158
ING Investment Management CLO IV, Ltd. (h)(i)	6.03%	10/15/23	1,861	1,877,748
KKR Financial CLO Ltd. (h)(i)	5.50%	12/15/24	2,100	2,074,188
Madison Park Funding IV Ltd. (h)(i)	3.88%	03/22/21	1,344	1,296,662
Pacifica CDO VI, Ltd. (h)(i)	4.03%	08/15/21	565	513,485
Sierra CLO II Ltd. (i)	3.78%	01/22/21	733	639,703
Silverado CLO II Ltd. (h)(i)	4.03%	10/16/20	886	812,134
Slater Mill Loan Fund, L.P. (h)(i)	5.77%	08/17/22	1,108	1,107,959
Symphony CLO IX, Ltd. (h)(i)	5.28%	04/16/22	1,901	1,848,092
Symphony CLO VIII, Ltd. (h)(i)	6.03%	01/09/23	1,035	1,037,795
Symphony CLO XI, Ltd. (h)(i)	5.31%	01/17/25	2,640	2,590,772
Total Structured Products				51,751,771

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Shares	Value

Common Stocks & Other Equity Interests–0.48%

Aerospace & Defense–0.00%

ACTS Aero Technical Support & Services, Inc. (h)(j)	122,977	$1,231

Automotive–0.01%

Dayco Products, LLC (h)(j)	3,261	112,506
Dayco Products, LLC (h)(j)	856	29,532
		142,038

Building & Development–0.00%

Lake at Las Vegas Joint Venture, LLC, Class A, (Acquired 04/28/10-7/15/10; Cost $664,569) (h)(j)	518	0
Lake at Las Vegas Joint Venture, LLC, Class B, (Acquired 06/30/10; Cost $3,408,940) (h)(j)	4	0
Lake at Las Vegas Joint Venture, LLC, Class C, Wts. expiring 07/15/15, (Acquired 06/30/10; Cost $0)(h)(j)	17	0
Lake at Las Vegas Joint Venture, LLC, Class D, Wts. expiring 07/15/15, (Acquired 06/30/10; Cost $0) (h)(j)	24	0
Lake at Las Vegas Joint Venture, LLC, Class E, Wts. expiring 07/15/15, (Acquired 06/30/10; Cost $0) (h)(j)	27	0
Lake at Las Vegas Joint Venture, LLC, Class F, Wts. expiring 07/15/15, (Acquired 06/30/10; Cost $0) (h)(j)	30	0
Lake at Las Vegas Joint Venture, LLC, Class G, Wts. expiring 07/15/15, (Acquired 06/30/10; Cost $0) (h)(j)	34	0
		0

Building Products–0.18%

Masonite Worldwide Holdings, Inc. (Canada) (h)(j)	53,093	2,874,986

Chemicals & Plastics–0.01%

Metokote Corp., Wts. expiring 11/22/23 (Acquired 12/05/11; Cost $0) (h)(j)	61	106,598

Construction & Engineering–0.00%

United Subcontractors, Inc., (h)(j)	4,840	4,840

Electric Utilities–0.00%

Bicent Power, LLC -Series A, -Wts. expiring 08/21/22, (Acquired 08/21/12; Cost $0) (h)(j)	101	0
Bicent Power, LLC -Series B, -Wts. expiring 08/21/22, (Acquired 08/21/12; Cost $0) (h)(j)	164	0
		0

Financial Intermediaries–0.00%

Bankruptcy Management Solutions, Inc., (h)(k)	214	4
Bankruptcy Management Solutions, Inc., -Wts. expiring 10/01/17, (Acquired 12/05/11; Cost $0) (h)(k)	18	0
		4

Lodging & Casinos–0.03%

Twin River Worldwide Holdings, Inc., Class A (h)(j)	18,663	440,913

Paper Products–0.00%

Xerium Technologies, Inc. (j)	1,766	17,430

Publishing–0.05%

Endurance Business Media, Inc., Class A (h)(j)	124	12
F&W Media, Inc. (h)(k)	288	14
F&W Media, Inc., Wts. expiring 06/09/14 (h)(k)	559	28
Merrill Communications LLC	133,776	277,585

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

	Shares	Value

Publishing–(continued)

Tribune Co. Class A	9,050	$513,588
		791,227

Radio & Television–0.18%

Ion Media Networks, Inc. (h)(j)	4,471	2,749,665

Surface Transport–0.00%

U.S. Shipping Corp. (Acquired 09/28/07-09/30/09; Cost $87,805) (h)(j)	87,805	0
U.S. Shipping Corp. (Acquired 09/28/07-09/30/09; Cost $0) (h)(j)	6,189	0
		0

Telecommunications–0.02%

FairPoint Communications, Inc. (j)	44,928	381,888
Total Common Stocks & Other Equity Interests		7,510,820

Money Market Funds–9.50%

Liquid Assets Portfolio –Institutional Class (l)	74,349	74,349,320
Premier Portfolio –Institutional Class (l)	74,349	74,349,320
Total Money Market Funds		148,698,640
TOTAL INVESTMENTS–104.18% (Cost $1,619,515,617)		1,631,009,009
OTHER ASSETS LESS LIABILITIES–(4.18)%		(65,414,416)
NET ASSETS–100.00%		$1,565,594,593

Investment Abbreviations:

CDO	—Collateralized Debt Obligation
CLO	—Collateralized Loan Obligation
DIP	—Debtor-in-possession
LOC	—Letter of Credit
PIK	—Payment in Kind
Syn LOC	—Synthetic Letter of Credit
Wts.	—Warrants

Notes to Schedule of Investments:

(a)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.

(b)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)

Defaulted security. Currently, the issuer is in default with respect to principal and interest payments. The aggregate value of these securities at May 31, 2013 was $3,652,266, which represented less than 1% of the Fund’s Net Assets.

(d)	The borrower has filed for protection in federal bankruptcy court.

(e)	All or a portion of this security is Payment-in-Kind.

(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 3.

(g)	This floating rate interest will settle after May 31, 2013, at which time the interest rate will be determined.

(h)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $90,474,616, which represented 5.78% of the Fund’s Net Assets.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(j)	Non-income producing securities acquired through the restructuring of senior loans.

(k)	Acquired as part of a bankruptcy restructuring.

(l)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Invesco Floating Rate Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks – The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Invesco Floating Rate Fund

E.	Bank Loan Risk Disclosures – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
F.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level	1 – Prices are determined using quoted prices in an active market for identical assets.
Level	2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level	3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$152,486,533	$3,616,329	$106,598	$156,209,460
Variable Rate Senior Loan Interests	—	1,287,734,419	59,229,109	1,346,963,528
Bonds and Notes	—	76,084,250	—	76,084,250
Structured Products	—	48,363,390	3,388,381	51,751,771
Total Investments	$152,486,533	$1,415,798,388	$62,724,088	$1,631,009,009

Invesco Floating Rate Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Variable Rate Senior Loan Interests during the nine months ended May 31, 2013:

	Beginning Balance, as of August 31, 2012	Purchases	Sales		Accrued discounts/ premiums	Net realized gain	Net change in unrealized appreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance, as of May 31, 2013
Variable Rate Senior Loan Interests	$-	$33,016,627		$(524,370)	$20,193	$9,289	$650,747	$26,056,623	$-	$59,229,109

The Variable Rate Senior Loan Interests determined to be level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. Investments in Variable Rate Senior Loan Interests were transferred from Level 2 to Level 3 due to third-party vendor quotations utilizing single market quotes and was assumed to have occurred at the end of the reporting period. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 3 — Unfunded Loan Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the nine months ended May 31, 2013, there were no interests in Senior Loans purchased by the Fund on a participation basis.

As of May 31, 2013, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower		Principal Amount	Value
AMF Bowling Worldwide	Delayed Draw Term Loan	$142,429	$141,717
Boyd Gaming Corp.	Revolver Loan	936,783	921,560
Delta Air Lines, Inc.	Revolver Loan	1,144,857	1,053,269
Delta Air Lines, Inc.	Revolver Loan	7,785,030	7,424,972
Lake at Las Vegas Joint Venture, LLC	Revolver Loan	10,794	4,101
Reynolds Group Holdings Inc.	Revolver Loan	3,986,510	3,984,019
West Corp.	Revolver Loan	1,747,822	1,573,039
		$15,754,225	$15,102,677

Invesco Floating Rate Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2013 was $1,518,764,112 and $985,048,326, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$24,337,041
Aggregate unrealized (depreciation) of investment securities	(14,762,661)
Net unrealized appreciation of investment securities	$9,574,380
Cost of investments for tax purposes is $1,621,434,629.

Invesco Floating Rate Fund

Invesco Global Real Estate Income Fund Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	GREI-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2013

(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–51.46%

Australia–6.93%

BWP Trust	1,228,663	$2,924,952
CFS Retail Property Trust	3,050,963	5,841,234
Challenger Diversified Property Group	1,337,055	3,432,693
Charter Hall Group	1,559,118	6,068,698
Charter Hall Retail REIT	1,351,329	5,296,741
Commonwealth Property Office Fund	3,587,574	3,764,611
Dexus Property Group	8,242,755	8,620,859
Federation Centres Ltd.	3,150,427	7,456,431
Goodman Group	1,146,706	5,591,398
GPT Group	1,108,313	4,096,041
Investa Office Fund	1,412,126	4,298,358
Mirvac Group	3,462,601	5,473,489
Stockland	3,296,779	11,454,492
		74,319,997

Canada–4.92%

Allied Properties REIT	227,800	7,369,225
Artis REIT	455,800	7,165,837
Calloway REIT	201,100	5,452,277
Canadian Apartment Properties REIT	343,700	8,164,864
Canadian REIT	95,200	4,018,086
Chartwell Retirement Residences	607,900	6,373,334
Cominar REIT	283,800	6,167,066
Dundee REIT -Class A	163,500	5,375,883
H&R REIT	65,443	1,458,707
RioCan REIT	47,600	1,262,539
		52,807,818

China–0.24%

SOHO China Ltd.	3,071,000	2,599,119

France–2.82%

Gecina S.A.	39,400	4,756,775
Klepierre	65,746	2,826,680
Mercialys S.A.	195,404	4,413,610
Unibail-Rodamco S.E.	74,120	18,229,762
		30,226,827

Germany–0.51%

Alstria Office REIT-AG	100,000	1,207,004
Deutsche Euroshop AG	68,625	2,963,020
GSW Immobilien AG	32,313	1,259,076
		5,429,100

Hong Kong–2.03%

Fortune REIT	3,243,000	3,012,139
Kerry Properties Ltd.	827,500	3,327,713
Link REIT (The)	497,500	2,563,888
Shimao Property Holdings Ltd.	1,253,500	2,715,447
Sino Land Co. Ltd.	1,883,000	2,760,977

Wharf Holdings Ltd. (The)	843,000	7,430,039
		21,810,203

	Shares	Value

Japan–5.56%

Activia Properties, Inc.	922	$7,012,344
Advance Residence Investment Corp.	1,166	2,415,296
GLP J-REIT(a)	533	491,914
GLP J-REIT	1,772	1,635,406
Industrial & Infrastructure Fund Investment Corp. (a)	46	426,468
Industrial & Infrastructure Fund Investment Corp.	592	5,488,460
Japan Prime Realty Investment Corp.	1,609	5,018,770
Japan Retail Fund Investment Corp.	2,633	4,979,517
Kenedix Realty Investment Corp.	1,316	5,046,135
Nippon Prologis REIT Inc.	101	827,341
Nomura Real Estate Office Fund, Inc.	1,290	7,327,868
Nomura Real Estate Residential Fund, Inc.	1,648	8,514,492
ORIX JREIT Inc.	4,805	5,192,795
United Urban Investment Corp.	4,176	5,326,957
		59,703,763

Netherlands–0.27%

Corio N.V.	66,415	2,951,780

New Zealand–0.39%

Kiwi Income Property Trust	1,890,124	1,793,722
Precinct Properties New Zealand Ltd.	2,730,018	2,360,596
		4,154,318

Singapore–3.59%

Ascendas REIT	2,612,000	4,778,562
Ascott Residence Trust	2,382,000	2,503,103
CapitaCommercial Trust	2,167,000	2,598,545
CapitaLand Ltd.	1,625,000	4,427,363
CapitaMall Trust	1,648,000	2,761,226
Frasers Centrepoint Trust	2,873,000	4,609,373
Mapletree Industrial Trust	1,566,000	1,725,435
Mapletree Logistics Trust	5,320,000	5,083,779
Starhill Global REIT	4,019,000	2,759,407
Suntec REIT	5,351,000	7,302,591
		38,549,384

South Africa–0.96%

Capital Property Fund	1,170,506	1,198,216
Fountainhead Property Trust	1,911,557	1,519,853
Growthpoint Properties Ltd.	1,441,541	3,614,508
Hyprop Investments Ltd.	278,329	1,883,779
SA Corporate Real Estate Fund	5,438,402	2,102,545
		10,318,901

Sweden–0.60%

Castellum AB	140,308	2,099,771
Fabege AB	200,050	2,215,606
Hufvudstaden AB -Class A	157,409	2,075,830
		6,391,207

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

	Shares	Value

United Kingdom–3.59%

Big Yellow Group PLC	874,037	$5,492,296
British Land Co. PLC	1,281,788	11,721,304
Hansteen Holdings PLC	3,696,538	4,948,313
Intu Properties PLC	1,265,458	6,500,981
Land Securities Group PLC	702,505	9,866,948
		38,529,842

United States–19.05%

Acadia Realty Trust	309,500	8,022,240
AvalonBay Communities, Inc.	81,226	10,775,441
BioMed Realty Trust, Inc.	276,500	5,787,145
Brookfield Office Properties, Inc.	497,334	8,547,928
CBL & Associates Properties, Inc.	508,400	11,688,116
Cohen & Steers Quality Income Realty Fund, Inc.	213,973	2,385,799
Corrections Corp. of America	182,377	6,410,552
Digital Realty Trust, Inc.	54,500	3,319,595
Essex Property Trust, Inc.	99,000	15,556,860
Government Properties Income Trust	255,250	6,205,127
Health Care REIT, Inc.	85,000	5,782,550
Healthcare Realty Trust, Inc.	490,500	13,052,205
Hersha Hospitality Trust	670,100	3,832,972
Highwoods Properties, Inc.	92,000	3,350,640
Hospitality Properties Trust	289,900	8,459,282
Liberty Property Trust	176,100	7,146,138
LTC Properties, Inc.	115,800	4,818,438
National Retail Properties Inc.	146,200	5,244,194
Piedmont Office Realty Trust Inc. -Class A	335,300	6,367,347
Public Storage	60,577	9,195,589
Retail Opportunity Investments Corp.	777,900	10,921,716
RLJ Lodging Trust	108,200	2,505,912
Senior Housing Properties Trust	365,450	9,446,882
Simon Property Group, Inc.	73,500	12,233,340
UDR, Inc.	280,100	6,826,037
Urstadt Biddle Properties Inc. -Class A	99,400	2,093,364
Ventas, Inc.	88,300	6,301,971
Washington REIT	68,400	1,902,888
Weyerhaeuser Co.	207,600	6,190,632
		204,370,900
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $527,717,515)		552,163,159

Preferred Stocks–21.25%

Australia–0.53%

Goodman PLUS Trust, 6.95% Unsec. Floating Rate Pfd. (b)	60,179	5,683,110

United States–20.72%

Alexandria Real Estate Equities Inc., Series D, $1.75 Conv. Pfd.	425,000	11,926,563
Boston Properties, Inc., 5.25% Pfd.	200,000	4,990,000

	Shares	Value

United States–(continued)

Brandywine Realty Trust, Series E, 6.90% Pfd.	37,000	$977,540
CBL & Associates Properties, Inc., Series D, 7.38% Pfd.	232,685	5,931,141
CBL & Associates Properties, Inc., Series E, 6.63% Pfd.	401,865	10,464,565
Chesapeake Lodging Trust, Series A, 7.75% Pfd.	90,000	2,324,700
Coresite Realty Corp., Series A, 7.25% Pfd.	188,185	4,890,928
Corporate Office Properties Trust, Series L, 7.38% Pfd.	335,500	9,092,050
Digital Realty Trust Inc., Series F, 6.63% Pfd.	80,000	2,077,600
Digital Realty Trust Inc., Series G, 5.88% Pfd.	238,700	5,872,020
Duke Realty Corp., Series J, 6.63% Pfd.	185,000	4,680,500
Duke Realty Corp., Series L, 6.60% Pfd.	122,500	3,105,375
DuPont Fabros Technology, Inc., Series A, 7.88% Pfd.	159,400	4,144,400
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	140,400	3,699,540
Eagle Hospitality Properties Trust) Inc., Series A, 8.25% Pfd.	195,800	13,217
EPR Properties, Series E, $2.25 Conv. Pfd.	104,400	3,361,680
EPR Properties, Series F, 6.63% Pfd.	78,000	1,978,080
Equity LifeStyle Properties, Inc., Series C, 6.75% Pfd.	4,400	114,092
Essex Property Trust, Inc., Series H, 7.13% Pfd.	199,200	5,310,672
Health Care REIT, Inc., Series I, $3.25 Conv. Pfd.	168,500	10,615,500
Health Care REIT, Inc., Series J, 6.50% Pfd.	178,500	4,739,175
Hersha Hospitality Trust, Series B, 8.00% Pfd.	176,500	4,592,530
Hersha Hospitality Trust, Series C, 6.88% Pfd.	63,875	1,658,834
Hospitality Properties Trust, Series C, 7.00% Pfd.	52,123	1,324,445
Hudson Pacific Properties Inc., Series B, 8.38% Pfd.	177,816	4,692,564
Inland Real Estate Corp., Series A, 8.13% Pfd.	96,947	2,569,096
Kilroy Realty Corp., Series G, 6.88% Pfd.	274,000	7,282,920
Kilroy Realty Corp., Series H, 6.38% Pfd.	332,500	8,538,600
Kimco Realty Corp., Series J, 5.50% Pfd.	94,390	2,388,067
Kimco Realty Corp., Series K, 5.63% Pfd.	77,607	1,956,472
LaSalle Hotel Properties, Series G, 7.25% Pfd.	33,834	853,970
LaSalle Hotel Properties, Series H, 7.50% Pfd.	103,900	2,730,492
LaSalle Hotel Properties, Series I, 6.38% Pfd.	199,000	4,963,060

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

		Shares	Value

United States–(continued)

National Retail Properties Inc., Series D, 6.63% Pfd.		136,000	$3,525,120
Pebblebrook Hotel Trust, Series A, 7.88% Pfd.		238,700	6,385,225
Pebblebrook Hotel Trust, Series B, 8.00% Pfd.		139,200	3,723,600
Pebblebrook Hotel Trust, Series C, 6.50% Pfd.		177,286	4,394,920
PS Business Parks, Inc., Series S, 6.45% Pfd.		120,000	3,120,000
PS Business Parks, Inc., Series U, 5.75% Pfd.		76,000	1,896,200
Public Storage, Series S, 5.90% Pfd.		40,000	1,037,600
Public Storage, Series T, 5.75% Pfd.		80,000	2,048,000
Public Storage, Series X, 5.20% Pfd.		250,000	6,240,000
Regency Centers Corp., Series 6, 6.63% Pfd.		141,801	3,749,218
Regency Centers Corp., Series 7, 6.00% Pfd.		48,500	1,227,050
Saul Centers, Inc., Series C, 6.88% Pfd.		88,000	2,266,880
Senior Housing Properties Trust, 5.63% Sr. Unsec. Pfd.		48,000	1,196,160
SL Green Realty Corp., Series C, 7.63% Pfd.		119,165	3,019,641
SL Green Realty Corp., Series I, 6.50% Pfd.		301,000	7,750,750
Summit Hotel Properties, Inc., Series B, 7.88% Pfd.		162,241	4,200,419
Sun Communities, Inc., Series A, 7.13% Pfd.		9,470	245,178
Taubman Centers, Inc., Series J, 6.50% Pfd.		144,429	3,703,160
Taubman Centers, Inc., Series K, 6.25% Pfd.		316,000	8,073,800
Terreno Realty Corp., Series A, 7.75% Pfd.		71,631	1,941,200
Ventas Realty L.P. / Ventas Capital Corp., 5.45% Sr. Unsec. Sub. Gtd. Pfd.		40,000	1,007,200
Vornado Realty Trust, Series G, 6.63% Pfd.		22,000	561,440
Vornado Realty Trust, Series I, 6.63% Pfd.		279,203	7,086,172
			222,259,321
Total Preferred Stocks (Cost $224,128,515)			227,942,431

		Principal Amount

Mortgage Backed Securities–17.09%

Ireland–0.76%
DECO MHILL Ltd., Series 2012-MHLA, Class C, Floating Rate Pass Through Ctfs., 2.77%, 07/28/21(a)(b)(c)	GBP	1,166,667	1,741,622
Series 2012-MHLX, Class C, Floating Rate Pass Through Ctfs., 2.77%, 07/28/21(b)(c)	GBP	1,000,000	1,492,834

		Principal Amount	Value

Ireland–(continued)

Epic More London PLC, Series MLDN, Class C, Floating Rate Pass Through Ctfs., 1.09%, 07/15/17(b)(c)	GBP	1,071,000	$1,539,529
Series MLDN, Class D, Floating Rate Pass Through Ctfs., 1.16%, 07/15/17(b)(c)	GBP	1,714,000	2,417,592
Series MLDN, Class E, Floating Rate Pass Through Ctfs., 1.36%, 07/15/17(b)(c)	GBP	750,000	1,036,090
			8,227,667

United Kingdom–3.54%

Hercules (Eclipse) PLC, Series 2006-4, Class A, Floating Rate Pass Through Ctfs., 0.74%, 10/25/18(b)(c)	GBP	1,893,432	2,696,898
LCP Proudreed PLC, Series 1, Class A, Floating Rate Pass Through Ctfs., 0.77%, 08/25/16(b)(c)	GBP	6,741,243	9,985,922
Mall Funding PLC (The), Series 1, Class A, Floating Rate Pass Through Ctfs., 1.18%, 04/22/17(b)(c)	GBP	1,144,503	1,699,720
Nemus II Arden PLC, Series 2006-2, Class A, Floating Rate Pass Through Ctfs., 0.74%, 02/15/20(b)(c)	GBP	5,351,080	7,967,298
Real Estate Capital PLC, Series 5, Class C, Floating Rate Pass Through Ctfs., 1.05%, 07/25/16(b)(c)	GBP	2,250,742	3,412,713
Triton European Loan Conduit PLC, Series 26X, Class C, Floating Rate Pass Through Ctfs., 0.75%, 10/25/19(b)(c)	GBP	2,586,827	3,763,134
Series 26X, Class F, Floating Rate Pass Through Ctfs., 1.00%, 10/25/19(b)(c)	GBP	134,157	183,837
Windermere XI CMBS PLC, Series X, Class A, Floating Rate Pass Through Ctfs., 0.75%, 04/24/17(b)(c)	GBP	5,538,885	8,246,924
			37,956,446

United States–12.79%

Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR6, Class B, Variable Rate Pass Through Ctfs.,4.95%, 11/11/41(a)(b)		$50,000	53,726
Series 2005-PWR8, Class C, Pass Through Ctfs., 4.86%, 06/11/41		4,900,000	4,844,909
Series 2005-PWR8, Class D, Pass Through Ctfs., 4.90%, 06/11/41		7,355,000	6,985,113

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

	Principal Amount	Value

United States–(continued)

Citigroup Commercial Mortgage Trust, Series 2005-EMG, Class D, Variable Rate Pass Through Ctfs., 5.03%, 09/20/51(a)(b)	$500,000	$504,408
Citigroup/Deutsche Commercial Mortgage Trust, Series 2005-CD1, Class E, Variable Rate Pass Through Ctfs., 5.39%, 07/15/44(b)	7,219,000	7,002,105
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class G, Variable Rate Pass Through Ctfs., 4.62%, 05/15/38(a)(b)	25,000	24,972
Series 2003-C5, Class G, Variable Rate Pass Through Ctfs., 5.75%, 12/15/36(a)(b)	2,350,000	2,328,849
Series 2003-CK2, Class K, Pass Through Ctfs., 4.90%, 03/15/36(a)	3,000,000	2,930,541
Series 2005-C3, Class B, Pass Through Ctfs., 4.88%, 07/15/37	9,950,000	9,781,910
Series 2005-C4, Class D, Variable Rate Pass Through Ctfs., 5.38%, 08/15/38(b)	2,950,000	2,928,166
Series 2005-C5, Class C, Variable Rate Pass Through Ctfs., 5.10%, 08/15/38(b)	4,975,000	5,203,417
DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B4, Variable Rate Pass Through Ctfs., 7.39%, 06/10/31(a)(b)	89,762	89,749
FREMF Mortgage Trust, Series 2012-K705, Class C, Variable Rate Pass Through Ctfs., 4.16%, 09/25/44(a)(b)	5,000,000	5,126,220
Series 2012-KF01, Class C, Floating Rate Pass Through Ctfs., 3.23%, 10/25/44(a)(b)	1,278,000	1,397,111
GMAC Commercial Mortgage Securities Inc., Series 2003-C1, Class L, Variable Rate Pass Through Ctfs., 5.00%, 05/10/36(a)(b)	2,614,604	2,562,457
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, Variable Rate Pass Through Ctfs., 3.55%, 12/10/27(a)(b)	1,000,000	928,902
GS Mortgage Securities Corp. Trust, Series 2011-ALF, Class D, Pass Through Ctfs., 4.21%, 02/10/21(a)	4,000,000	4,034,000
Series 2011-ALF, Class E, Pass Through Ctfs., 4.95%, 02/10/21(a)	212,599	214,991
Series 2013-NYC5, Class G, Variable Rate Pass Through Ctfs., 3.77%, 01/10/30(a)(b)	4,000,000	3,829,162
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class F, Variable Rate Pass Through Ctfs., 5.25%, 01/15/42(a)(b)	7,950,000	7,433,520

	Principal Amount	Value

United States–(continued)

Series 2012-PHH, Class D, Floating Rate Pass Through Ctfs., 3.46%, 10/15/25(a)(b)	$3,250,000	$3,301,506
Series 2012-PHH, Class E, Floating Rate Pass Through Ctfs., 3.46%, 10/15/25(a)(b)	1,250,000	1,241,526
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4, Class TAC1, Pass Through Ctfs., 7.99%, 07/15/46(a)	1,935,971	2,066,801
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class C, Variable Rate Pass Through Ctfs., 4.84%, 02/15/40(b)	170,000	177,398
Series 2006-C4, Class AJ, Variable Rate Pass Through Ctfs., 6.08%, 06/15/38(b)	4,260,000	4,415,015
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class B, Variable Rate Pass Through Ctfs., 5.28%, 02/12/42(b)	25,000	25,913
Series 2005-CIP1, Class AJ, Variable Rate Pass Through Ctfs., 5.14%, 07/12/38(b)	3,100,000	3,276,596
Series 2005-MCP1, Class E, Variable Rate Pass Through Ctfs., 5.13%, 06/12/43(a)(b)	4,500,000	4,400,267
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV, Class CK, Pass Through Ctfs., 4.30%, 10/15/30(a)	3,900,000	3,335,280
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class AJ, Variable Rate Pass Through Ctfs., 5.38%, 11/14/42(b)	5,360,000	5,765,910
Series 2005-IQ10, Class AJ, Variable Rate Pass Through Ctfs., 5.39%, 09/15/42(b)	2,500,000	2,672,844
Series 2005-IQ10, Class B, Variable Rate Pass Through Ctfs., 5.44%, 09/15/42(b)	6,475,000	6,655,287
Series 2006-HQ9, Class D, Varaible Rate Pass Through Ctfs., 5.86%, 07/12/44(b)	8,859,000	8,914,444
Series 2006-IQ11, Class B, Variable Rate Pass Through Ctfs., 5.86%, 10/15/42(b)	270,000	250,459
Series 2007-T27, Class AJ, Variable Rate Pass Through Ctfs., 5.82%, 06/11/42(b)	7,400,000	7,928,922
Series 2007-T27, Class AM, Variable Rate Pass Through Ctfs., 5.82%, 06/11/42(b)	25,000	28,383
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class 175B, Variable Rate Pass Through Ctfs., 5.85%, 10/15/41(a)(b)	2,700,000	2,682,871

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

	Principal Amount	Value

United States–(continued)

Series 2004-C15, Class 175C, Variable Rate Pass Through Ctfs., 6.04%, 10/15/41(a)(b)	$396,000	$391,121
Series 2005-C17, Class G, Variable Rate Pass Through Ctfs., 5.59%, 03/15/42(a)(b)	2,100,000	1,839,699
Series 2005-C19, Class F, Variable Rate Pass Through Ctfs., 5.61%, 05/15/44(a)(b)	900,000	918,649
Series 2005-C19, Class G, Variable Rate Pass Through Ctfs., 5.62%, 05/15/44(a)(b)	5,000,000	5,069,832
Series 2005-C21, Class D, Variable Rate Pass Through Ctfs., 5.24%, 10/15/44(b)	3,450,000	3,578,852
Wachovia Commercial Mortgage Securities Inc., Series 2003-C5, Class B, Pass Through Ctfs., 4.11%, 06/15/35	76,877	76,702
		137,218,505
Total Mortgage Backed Securities (Cost $178,057,370)		183,402,618

U.S. Dollar Denominated Bonds and Notes–1.52%

Brazil–0.18%

BR Properties S.A., Sr. Unsec. Gtd. Notes, 9.00% (a)(d)	1,850,000	1,969,120

China–1.25%

Agile Property Holdings Ltd., Sr. Unsec. Gtd. Euro Notes, 9.88%, 03/20/17	2,500,000	2,800,000
Country Garden Holdings Co. Ltd., Sr. Unsec. Gtd. Notes, 11.75%, 09/10/14(a)	1,000,000	1,105,013
11.13%, 02/23/18(a)	2,500,000	2,817,593
Franshion Development Ltd., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/21(a)	1,000,000	1,067,105
KWG Property Holdings Ltd., Sr. Unsec. Gtd. Euro Notes, 13.25%, 03/22/17	2,500,000	2,998,385
Sr. Unsec. Gtd. Notes, 12.50%, 08/18/17(a)	2,300,000	2,599,000
		13,387,096

United States–0.09%

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	900,000	943,875
Total U.S. Dollar Denominated Bonds and Notes (Cost $15,564,790)		16,300,091

		Principal Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes–1.00%(c)

Australia–1.00%

General Property Trust, Sr. Unsec. Gtd. Medium-Term Notes, 6.75%, 01/24/19	AUD	2,980,000	$3,108,519
Mirvac Group Finance Ltd., Sr. Unsec. Gtd. Medium-Term Notes, 8.00%, 09/16/16	AUD	5,000,000	5,217,090
Stockland Trust Management Ltd., Sr. Unsec. Gtd. Medium-Term Notes, 7.50%, 07/01/16	AUD	2,250,000	2,341,091
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $10,930,056)			10,666,700

		Shares

Money Market Funds–6.95%

Liquid Assets Portfolio –Institutional Class (e)		37,297,552	37,297,552
Premier Portfolio –Institutional Class (e)		37,297,553	37,297,553
Total Money Market Funds (Cost $74,595,105)			74,595,105
TOTAL INVESTMENTS–99.27% (Cost $1,030,993,351)			1,065,070,104
OTHER ASSETS LESS LIABILITIES–0.73%			7,863,248
NET ASSETS–100.00%			$1,072,933,352

Investment Abbreviations:

AUD	—Australian Dollar
Conv.	—Convertible
Ctfs.	—Certificates
GBP	—British Pound
Gtd.	—Guaranteed
Pfd.	—Preferred
REIT	—Real Estate Investment Trust
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2013 was $68,923,995, which represented 6.42% of the Fund’s Net Assets.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(c)	Foreign denominated security. Principal amount is denominated in currency indicated.

(d)	Perpetual bond with no specified maturity date.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Global Real Estate Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices will be used to value debt obligations and corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Global Real Estate Income Fund

A. Security Valuations –(continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco Global Real Estate Income Fund

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended May 31, 2013, there were transfers from Level 1 to Level 2 of $131,451,472 and from Level 2 to Level 1 of $7,302,591, due to foreign fair value adjustments, additionally, there were transfers from Level 2 to Level 1 of $8,888,774, due to securities trading on an exchange.

Invesco Global Real Estate Income Fund

	Level 1	Level 2	Level 3	Total
Australia	$5,683,110	$84,986,697	$—	$90,669,807
Brazil	—	1,969,120	—	1,969,120
Canada	52,807,818	—	—	52,807,818
China	—	15,986,215	—	15,986,215
France	18,229,762	11,997,065	—	30,226,827
Germany	—	5,429,100	—	5,429,100
Hong Kong	3,012,139	18,798,064	—	21,810,203
Ireland	—	8,227,667	—	8,227,667
Japan	827,341	58,876,422	—	59,703,763
Netherlands	—	2,951,780	—	2,951,780
New Zealand	—	4,154,318	—	4,154,318
Singapore	7,302,591	31,246,793	—	38,549,384
South Africa	6,704,393	3,614,508	—	10,318,901
Sweden	2,075,830	4,315,377	—	6,391,207
United Kingdom	5,492,296	70,993,992	—	76,486,288
United States	489,285,546	150,102,160	—	639,387,706
Total Investments	$591,420,826	$473,649,278	$—	$1,065,070,104

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2013 was $808,722,370 and $328,047,689, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$42,663,289
Aggregate unrealized (depreciation) of investment securities	(17,911,651)
Net unrealized appreciation of investment securities	$24,751,638
Cost of investments for tax purposes is $1,040,318,466.

Invesco Global Real Estate Income Fund

Invesco Growth and Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2013

invesco.com/us	VK-GRI-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.08%

Aerospace & Defense–0.56%

General Dynamics Corp.	589,475	$45,448,522

Agricultural Products–1.26%

Archer-Daniels-Midland Co.	3,163,128	101,947,615

Application Software–1.36%

Adobe Systems Inc. (b)	2,567,004	110,150,142

Asset Management & Custody Banks–2.31%

Northern Trust Corp.	1,413,080	82,170,602
State Street Corp.	1,586,368	104,985,834
		187,156,436

Biotechnology–1.57%

Amgen Inc.	1,263,481	127,017,745

Cable & Satellite–3.73%

Comcast Corp. -Class A	3,776,736	151,635,950
Time Warner Cable Inc.	1,579,021	150,812,296
		302,448,246

Diversified Banks–2.40%

Comerica Inc.	2,065,976	81,585,392
Wells Fargo & Co.	2,775,106	112,530,549
		194,115,941

Diversified Chemicals–1.80%

Dow Chemical Co. (The)	2,312,117	79,675,552
PPG Industries, Inc.	433,468	66,585,019
		146,260,571

Diversified Support Services–0.33%

Cintas Corp.	583,881	26,657,087

Electric Utilities–1.78%

Edison International	781,626	35,907,899
FirstEnergy Corp.	745,343	29,075,830
Pinnacle West Capital Corp.	1,398,696	78,998,350
		143,982,079

Electronic Components–0.49%

Corning Inc.	2,588,235	39,781,172

Food Distributors–1.30%

Sysco Corp.	3,128,744	105,751,547

Health Care Equipment–1.50%

Medtronic, Inc.	2,382,055	121,508,626

Home Improvement Retail–0.77%

Home Depot, Inc. (The)	790,542	62,184,034

	Shares	Value

Hotels, Resorts & Cruise Lines–0.86%

Carnival Corp.	2,102,117	$69,580,073

Household Products–1.41%

Procter & Gamble Co. (The)	1,484,856	113,977,547

Industrial Conglomerates–2.91%

General Electric Co.	10,095,151	235,418,921

Industrial Machinery–1.05%

Ingersoll-Rand PLC	1,475,477	84,884,192

Insurance Brokers–3.71%

Aon PLC	1,178,969	75,064,956
Marsh & McLennan Cos., Inc.	4,305,329	172,299,267
Willis Group Holdings PLC	1,373,230	53,638,364
		301,002,587

Integrated Oil & Gas–3.73%

Chevron Corp.	1,270,997	156,014,882
Exxon Mobil Corp.	955,468	86,441,190
Occidental Petroleum Corp.	653,841	60,199,141
		302,655,213

Integrated Telecommunication Services–0.59%

Verizon Communications Inc.	986,220	47,811,946

Internet Software & Services–1.95%

eBay Inc. (b)(c)	2,914,945	157,698,524

Investment Banking & Brokerage–4.49%

Charles Schwab Corp. (The)	5,833,112	115,845,604
Goldman Sachs Group, Inc. (The)	433,953	70,335,102
Morgan Stanley	6,862,092	177,728,183
		363,908,889

IT Consulting & Other Services–1.07%

Amdocs Ltd.	2,434,385	86,907,544

Managed Health Care–3.72%

Cigna Corp.	1,336,035	90,716,777
UnitedHealth Group Inc.	1,379,016	86,367,772
WellPoint, Inc.	1,618,963	124,611,582
		301,696,131

Movies & Entertainment–3.05%

Time Warner Inc.	889,170	51,900,853
Viacom Inc. -Class B	2,966,924	195,490,622
		247,391,475

See accompanying notes which are an integral part of this schedule.

                                 Invesco Growth and Income Fund

	Shares	Value

Oil & Gas Equipment & Services–1.71%

Baker Hughes Inc.	1,659,698	$75,483,065
Halliburton Co.	1,503,910	62,938,634
		138,421,699

Oil & Gas Exploration & Production–2.67%

Anadarko Petroleum Corp.	1,365,103	119,405,559
Canadian Natural Resources Ltd. (Canada)	3,241,428	96,605,059
		216,010,618

Oil & Gas Storage & Transportation–0.72%

Williams Cos., Inc. (The)	1,660,545	58,417,973

Other Diversified Financial Services–9.62%

Bank of America Corp.	4,632,925	63,285,755
Citigroup Inc.	5,876,224	305,504,886
ING U.S. Inc. (b)	1,304,267	37,210,737
JPMorgan Chase & Co.	6,835,291	373,138,536
		779,139,914

Packaged Foods & Meats–2.75%

Kraft Foods Group, Inc.	849,440	46,829,627
Mondelez International Inc. -Class A	3,619,048	106,617,154
Unilever N.V. -New York Shares (Netherlands)	1,702,638	69,433,578
		222,880,359

Personal Products–2.95%

Avon Products, Inc. (c)	10,142,582	239,060,658

Pharmaceuticals–7.26%

Bristol-Myers Squibb Co.	2,362,938	108,718,777
Eli Lilly & Co.	2,090,443	111,127,950
Merck & Co., Inc.	3,395,660	158,577,322
Novartis AG (Switzerland)	1,178,569	84,446,811
Novartis AG -ADR (Switzerland)	119,384	8,566,996
Pfizer Inc.	4,291,506	116,857,708
		588,295,564

Property & Casualty Insurance–0.84%

Chubb Corp. (The)	777,703	67,737,931

Publishing–0.52%

Thomson Reuters Corp. (Canada)	1,264,444	42,074,959

Railroads–0.76%

CSX Corp.	2,447,913	61,711,887

Regional Banks–4.17%

BB&T Corp.	2,588,691	85,219,708
Fifth Third Bancorp	4,273,634	77,780,139
PNC Financial Services Group, Inc. (The)	2,445,707	175,210,449
		338,210,296

	Shares	Value

Security & Alarm Services–2.36%

ADT Corp. (The)	1,484,977	$60,275,216
Tyco International Ltd.	3,883,770	131,310,264
		191,585,480

Semiconductor Equipment–1.92%

Applied Materials, Inc.	10,222,963	155,389,038

Semiconductors–0.72%

Texas Instruments Inc.	1,632,103	58,576,177

Soft Drinks–1.67%

Coca-Cola Co. (The)	1,989,010	79,540,510
PepsiCo, Inc.	690,946	55,807,708
		135,348,218

Specialized Finance–0.79%

CME Group Inc.	938,216	63,733,013

Systems Software–3.32%

Microsoft Corp.	5,348,829	186,567,156
Symantec Corp. (b)	3,677,062	82,329,418
		268,896,574

Wireless Telecommunication Services–1.63%

Vodafone Group PLC -ADR (United Kingdom)	4,558,220	131,960,469
Total Common Stocks & Other Equity Interests (Cost $5,843,345,257)		7,784,793,632

Money Market Funds–4.05%

Liquid Assets Portfolio –Institutional Class (d)	164,285,770	164,285,770
Premier Portfolio –Institutional Class (d)	164,285,770	164,285,770
Total Money Market Funds (Cost $328,571,540)		328,571,540
TOTAL INVESTMENTS–100.13% (Cost $6,171,916,797)		8,113,365,172
OTHER ASSETS LESS LIABILITIES–(0.13)%		(10,828,960)
NET ASSETS–100.00%		$8,102,536,212

Investment Abbreviations:

ADR             — American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	A portion of this security is subject to call options written. See Note 1F and Note 3.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

                                  Invesco Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

                                  Invesco Growth and Income Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.

Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the

                                 Invesco Growth and Income Fund

E.	Foreign Currency Contracts – (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Call Options Written – The Fund may write covered call options. A covered call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$8,028,918,361	$84,446,811	$—	$8,113,365,172
Foreign Currency Contracts*	—	(1,119,839)	—	(1,119,839)
Options*	55,589	—	—	55,589
Total Investments	$8,028,973,950	$83,326,972	$—	$8,112,300,922

* Unrealized appreciation (depreciation).

                                 Invesco Growth and Income Fund

NOTE 3 — Derivative Investments

Open Foreign Currency Contracts

Settlement Date		Contract to				Notional	Unrealized
	Counterparty	Deliver		Receive		Value	(Depreciation)

6/21/13	State Street	CHF	28,526,733	USD	29,400,820	$29,835,669	$ (434,849)

6/21/13	Bank of New York	CHF	41,462,300	USD	42,764,170	43,364,778	(600,608)

6/21/13	Bank of New York	EUR	41,908,244	USD	53,914,662	54,468,530	(553,868)

6/21/13	State Street	GBP	69,052,263	USD	104,514,053	104,895,539	(381,486)

							$ (1,970,811)

Settlement Date		Contract to				Notional	Unrealized
	Counterparty	Deliver		Receive		Value	Appreciation

6/21/13	State Street	CAD	62,833,462	USD	61,040,697	$60,575,411	$ 465,286

6/21/13	Bank of New York	CAD	48,225,875	USD	46,872,434	46,492,778	379,656

6/21/13	State Street	USD	1,651,982	GBP	1,091,462	$1,658,012	$ 6,030

							$ 850,972

Total foreign currency contracts							$ (1,119,839)

Currency Abbreviations:

CAD — Canadian Dollar

CHF – Swiss Franc

EUR — Euro

GBP — British Pound Sterling

USD — U.S. Dollar

	Transactions During the Period

	Call Option Contracts

	Number of Contracts	Premiums Received

Beginning of period	—	$ —

Written	17,545	1,239,739

End of period	17,545	$ 1,239,739

Open Options Written

	Contract Month	Strike Price	Number of Contracts	Premiums Received	Value	Unrealized Appreciation (Depreciation)

Calls
Avon Products, Inc.	July-13	$24	14,630	$884,642	$950,950	$(66,308)

eBay Inc.	October-13	65	2,915	355,097	233,200	121,897

			17,545	$1,239,739	$1,184,150	$55,589

                                 Invesco Growth and Income Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2013 was $1,842,205,217 and $1,814,883,999, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,950,646,488
Aggregate unrealized (depreciation) of investment securities	(14,910,802)
Net unrealized appreciation of investment securities	$1,935,735,686
Cost of investments for tax purposes is $6,177,629,486.

                                 Invesco Growth and Income Fund

Invesco Pennsylvania Tax Free Income Fund Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	VK-PTFI-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–100.68%

Pennsylvania–90.32%

Allegheny (County of) Higher Education Building Authority (Chatham University); Series 2012 A, University RB	5.00%	09/01/35	$1,000	$1,058,770
Allegheny (County of) Higher Education Building Authority (Duquesne University);
Series 1998, Ref. University RB (INS-AMBAC) (a)	5.50%	03/01/20	1,750	2,081,327
Series 2011 A, University RB	5.50%	03/01/31	550	632,324
Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB	6.00%	10/15/38	1,000	1,090,730
Allegheny (County of) Hospital Development Authority (Ohio Valley General Hospital); Series 2005 A, RB	5.00%	04/01/25	1,600	1,562,896
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2009, RB	5.63%	08/15/39	1,250	1,398,562
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.10%	09/01/26	980	990,731
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	1,220	1,254,294
Allegheny (County of) Residential Finance Authority; Series 2006 TT, Single Family Mortgage RB (CEP-GNMA) (b)	5.00%	05/01/35	905	933,299
Allegheny (County of); Series 2008 C 61, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	12/01/33	500	546,590
Allegheny Valley Joint School District; Series 2004 A, Unlimited Tax GO Bonds (INS-NATL)(a)	5.00%	11/01/28	1,500	1,573,230
Allentown (City of) Commercial & Industrial Development Authority (Diocese of Allentown); Series 1999, VRD RB (LOC-Wells Fargo Bank, N.A.) (c)(d)	0.08%	12/01/29	1,200	1,200,000
Beaver (County of) Industrial Development Authority (FirstEnergy Generation); Series 2008 A, Ref. RB	2.15%	03/01/17	700	696,738
Beaver (County of) Industrial Development Authority; Series 2008 A, Ref. PCR (e)	2.70%	04/02/18	230	233,445
Beaver (County of); Series 2009, Unlimited Tax GO Notes (INS-AGM) (a)	5.55%	11/15/31	1,390	1,580,430
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. RB (b)	6.13%	11/01/34	460	465,134
Berks (County of) Municipal Authority (Albright College); Series 2004, RB	5.50%	10/01/18	1,895	1,913,988
Berks (County of) Municipal Authority (Reading Hospital Medical Center); Series 2012 A, RB	5.00%	11/01/40	1,000	1,088,820
Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	01/15/26	1,000	1,120,430
Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility);
Series 2005 A, Retirement Community RB	5.90%	01/01/27	1,000	1,004,250
Series 2005 A, Retirement Community RB	6.13%	01/01/25	1,500	1,521,765
Bucks (County of) Industrial Development Authority (Lutheran Community Telford Center); Series 2007, RB	5.75%	01/01/37	2,000	2,028,920
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/41	1,100	1,222,738
Centre (County of) Hospital Authority (Mt. Nittany Medical Center);
Series 2009, RB (e)(f)	6.13%	11/15/14	1,000	1,084,150
Series 2011, RB	6.25%	11/15/41	500	597,655
Series 2012 B, RB	5.00%	11/15/44	750	797,918
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 2006, Ref. First Mortgage RB	5.25%	12/01/15	500	525,115
Series 2006, Ref. First Mortgage RB	5.75%	12/01/22	900	944,226
Chester (County of) Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania); Series 2013, Student Housing RB	5.00%	08/01/45	250	261,735
Clairton (City of) Municipal Authority; Series 2012 B, RB	5.00%	12/01/42	1,000	1,038,700
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.00%	01/01/40	870	944,637
Cumberland (County of) Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB	5.00%	11/01/39	750	821,580
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB	5.00%	01/01/36	1,000	1,028,670
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	5.63%	07/01/28	1,000	1,088,910
Dauphin (County of) General Authority (Pinnacle Health System); Series 2009 A, Health System RB	6.00%	06/01/36	2,215	2,474,886
Dauphin (County of) General Authority (Riverfront Office); Series 1998, Office & Parking RB	6.00%	01/01/25	1,055	1,056,466
Delaware (County of) Authority (Cabrini College); Series 1999, College RB (INS-Radian) (a)	5.75%	07/01/23	220	220,330
Delaware (County of) Authority (Neumann College); Series 2008, College RB	6.25%	10/01/38	175	177,034

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS-NATL) (a)(b)	5.00%	11/01/38	$1,500	$1,564,905
Delaware River Port Authority (Port District);
Series 2012, Ref. RB	5.00%	01/01/25	540	606,620
Series 2012, Ref. RB	5.00%	01/01/27	535	593,176
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/40	1,000	1,090,870
Delaware Valley Regional Financial Authority;
Series 2002, RB	5.75%	07/01/17	3,535	4,055,281
Series 2002, RB	5.75%	07/01/32	1,000	1,165,250
Doylestown (City of) Hospital Authority; Series 2013 A, RB (INS-AGM)(a)	5.00%	07/01/24	1,000	1,121,530
East Hempfield (Township of) Industrial Development Authority (Student Services Inc. Student Housing);
Series 2013, RB	5.00%	07/01/35	500	531,320
Series 2013, RB	5.00%	07/01/45	750	787,553
Erie (City of) Higher Education Building Authority (Mercyhurst College);
Series 2004 B, Ref. College RB	5.00%	03/15/23	1,000	1,015,220
Series 2008, College RB	5.50%	03/15/38	500	529,655
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,000	1,083,730
Geisinger Authority (Geisinger Health System Foundation); Series 2011 A1, Health System RB	5.13%	06/01/41	500	552,045
Lancaster (County of) Hospital Authority (Brethren Village); Series 2008 A, RB	6.50%	07/01/40	350	370,878
Lancaster (County of) Hospital Authority (Lancaster General Hospital); Series 2012, Health System RB	5.00%	07/01/42	1,000	1,094,440
Lancaster (County of) Hospital Authority (Masonic Homes); Series 2008 D, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.08%	07/01/34	1,275	1,275,000
Lehigh (County of) (Lehigh Valley Health Network); Series 2012, General Purpose Hospital RB	4.00%	07/01/43	1,000	973,490
Lehigh (County of) General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	5.25%	07/01/42	825	811,066
Lehigh (County of) General Purpose Authority (KidsPeace Obligated Group); Series 1998, RB (g)	6.00%	11/01/23	1,760	704,070
Lehigh (County of) Industrial Development Authority (Lifepath, Inc.); Series 1998, Health Facility RB	6.30%	06/01/28	1,085	1,065,427
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/30	750	819,480
Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/39	1,250	1,359,650
Monroe (County of) Hospital Authority (Pocono Medical Center);
Series 2003, RB (e)(f)	6.00%	01/01/14	1,000	1,033,520
Series 2007, RB	5.13%	01/01/37	1,500	1,553,490
Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital Obligated Group); Series 2012, RB	5.00%	06/01/31	1,400	1,542,184
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2009 A-1, RB	6.25%	11/15/29	1,000	1,144,920
Series 2012, Ref. RB	5.00%	11/15/28	900	978,822
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	1,500	1,746,120
Montgomery (County of) Industrial Development Authority (Whitemarsh Community); Series 2008, Mortgage RB	7.00%	02/01/36	500	530,870
Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care); Series 2005, Mortgage RB	6.13%	02/01/28	1,100	1,117,446
Northampton (County of) General Purpose Authority (Lehigh University); Series 2009, Higher Education RB	5.50%	11/15/33	1,000	1,125,240
Northampton (County of) General Purpose Authority (St. Luke’s Hospital);
Series 2008 A, Hospital RB	5.50%	08/15/35	1,000	1,080,770
Series 2010 C, Hospital RB (e)	4.50%	08/15/16	1,000	1,085,030
Northampton (County of) Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/32	535	557,582
Pennsylvania (State of) Commonwealth Financing Authority; Series 2013 B, RB	5.00%	06/01/42	1,200	1,305,564
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	5.00%	03/01/34	500	547,595
Pennsylvania (State of) Economic Development Financing Authority (Allegheny Energy Supply Co.); Series 2009, RB	7.00%	07/15/39	1,830	2,171,807
Pennsylvania (State of) Economic Development Financing Authority (Amtrak); Series 2012 A, Ref. Exempt Facilities RB (b)	5.00%	11/01/41	1,200	1,268,724

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/32	$1,000	$1,129,980
Pennsylvania (State of) Economic Development Financing Authority (Shippingport); Series 2006 A, Exempt Facilities RB (e)	2.55%	12/03/18	1,500	1,513,860
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2005 A, Solid Waste Disposal RB (b)	5.10%	10/01/27	1,300	1,388,062
Pennsylvania (State of) Higher Educational Facilities Authority (AICUP Financing Program-Del Valley College); Series 2012, RB	5.00%	11/01/42	535	562,462
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation);
Series 2008, RB	5.88%	07/01/38	750	813,720
Series 2010, RB	6.00%	07/01/43	500	559,175
Pennsylvania (State of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/42	700	748,496
Pennsylvania (State of) Higher Educational Facilities Authority (Shippensburg University Student Services); Series 2012, RB	5.00%	10/01/35	1,000	1,085,310
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University);
Series 2010 A, RB	5.00%	11/01/34	500	542,650
Series 2010 A, RB	5.00%	11/01/40	500	539,955
Pennsylvania (State of) Higher Educational Facilities Authority (Temple University); First Series 2012, RB	5.00%	04/01/42	1,170	1,286,906
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2012, RB	5.00%	03/01/42	480	525,917
Pennsylvania (State of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania); Series 2005 C, RB (h)	5.00%	07/15/38	4,700	5,019,600
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2012 A, RB	5.00%	08/15/42	555	606,071
Pennsylvania (State of) Higher Educational Facilities Authority (University Properties, Inc.); Series 2010, Student Housing RB	5.00%	07/01/42	1,000	1,047,290
Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, Sub. RB	5.50%	06/01/33	1,000	1,133,860
Series 2009 C, Sub. Conv. CAB RB (INS-AGM) (a)(i)	6.25%	06/01/33	2,000	2,080,280
Series 2009 E, Sub. Conv. CAB RB (i)	6.38%	12/01/38	1,435	1,413,073
Series 2010 A 1, Motor License Fund Special RB	5.00%	12/01/38	500	542,810
Series 2010 A-2, Motor License Fund Special Conv. CAB RB (i)	5.50%	12/01/34	1,000	971,720
Series 2010 B 2, Conv. CAB RB (i)	5.00%	12/01/30	625	592,538
Series 2010 B 2, Conv. CAB RB (i)	5.13%	12/01/35	500	468,175
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2011, RB	5.00%	07/01/41	570	624,891
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB	5.00%	05/15/40	1,500	1,611,465
Philadelphia (City of) Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB	6.13%	03/15/43	585	585,146
Philadelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	6.25%	04/01/42	1,000	1,099,540
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	1,235	1,253,241
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	700	777,462
Philadelphia (City of) Industrial Development Authority (New Foundations Charter School); Series 2012, RB	6.63%	12/15/41	750	822,608
Philadelphia (City of) Industrial Development Authority (Please Touch Museum); Series 2006, RB	5.25%	09/01/31	1,250	1,226,162
Philadelphia (City of) Industrial Development Authority; Series 1990, Commercial Development RB (b)	7.75%	12/01/17	2,505	2,508,657
Philadelphia (City of);
Ninth Series 2010, Gas Works RB	5.25%	08/01/40	1,500	1,582,740
Series 2005 A, Airport RB (INS-NATL) (a)(b)	5.00%	06/15/25	1,000	1,071,340
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.50%	08/01/24	1,000	1,131,080
Series 2010 C, Water & Wastewater RB (INS-AGM) (a)	5.00%	08/01/35	1,250	1,376,625
Series 2011, Unlimited Tax GO Bonds	6.00%	08/01/36	500	575,690
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	1,500	1,745,505

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)

Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	02/01/31	$1,000	$1,101,300
Radnor Township School District;
Series 2005 B, Unlimited Tax GO Bonds (e)(f)	5.00%	08/15/15	130	143,081
Series 2005 B, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	02/15/35	870	930,909
State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS-AGC) (a)	5.00%	11/15/33	1,000	1,074,710
Susquehanna Area Regional Airport Authority; Series 2012 A, Airport System RB (b)	5.00%	01/01/27	750	807,953
Union (County of) Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. & Improvement RB	7.00%	08/01/41	1,000	1,212,230
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.25%	11/01/30	500	553,165
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB (e)	5.45%	07/01/17	1,430	1,462,432
Westmoreland (County of) Industrial Development Authority (Redstone Presbyterian Senior Care Obligated Group);
Series 2005 A, Retirement Community RB	5.75%	01/01/26	2,500	2,570,075
Series 2005 A, Retirement Community RB	5.88%	01/01/32	900	920,682
Westmoreland (County of) Municipal Authority; Series 2013, RB	5.00%	08/15/37	1,000	1,105,580
Wilkes-Barre (City of) Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/40	850	920,788
				137,588,730

Puerto Rico–6.61%

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, RB	5.25%	07/01/33	1,500	1,503,570
Series 2008 WW, RB	5.50%	07/01/21	1,000	1,051,220
Series 2010 XX, RB	5.75%	07/01/36	1,000	1,031,890
Puerto Rico (Commonwealth of) Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University System); Series 2012, Ref. RB	5.13%	04/01/32	500	500,140
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (a)	5.50%	07/01/27	600	614,472
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010, Conv. CAB RB (i)	6.25%	08/01/33	1,065	850,253
First Subseries 2010 A, CAB RB (j)	0.00%	08/01/34	3,500	1,046,710
First Subseries 2010 A, CAB RB (j)	0.00%	08/01/35	5,000	1,400,300
First Subseries 2010 A, RB	5.38%	08/01/39	470	493,843
Series 2011 C, RB	5.00%	08/01/40	1,500	1,583,745
				10,076,143

Guam–2.82%

Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,250	1,369,262
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/40	410	450,643
Series 2012 A, Ref. RB	5.00%	10/01/34	520	566,062
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	1,000	1,061,320
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	785	853,060
				4,300,347

Virgin Islands–0.93%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	750	871,193
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	500	545,920
				1,417,113

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

Value
TOTAL INVESTMENTS(k)–100.68% (Cost $144,046,692)	$ 153,382,333

FLOATING RATE NOTE OBLIGATIONS–(2.06)%

Note with an interest rate of 0.14% at 05/31/13 and contractual maturity of collateral of 07/15/38 (See Note 1D)(l)	(3,135,000)
OTHER ASSETS AND OTHER LIABILITIES–1.38%	2,093,443
NET ASSETS–100.00%	$ 152,340,776

Investment Abbreviations:

AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
CEP	—Credit Enhancement Provider
Conv.	—Convertible
GNMA	—Government National Mortgage Association
GO	—General Obligation
INS	—Insurer

LOC	—Letter of Credit
NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
Radian	—Radian Asset Assurance, Inc.
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
Sub.	—Subordinated
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security subject to the alternative minimum tax.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2013.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(g)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2013 represented less than 1% of the Fund’s Net Assets.

(h)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.

(i)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(j)	Zero coupon bond issued at a discount.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	6.1%

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2013. At May 31, 2013, the Fund’s investments with a value of $5,019,600 are held by Dealer Trusts and serve as collateral for the $3,135,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Pennsylvania Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but

Invesco Pennsylvania Tax Free Income Fund

D.	Floating Rate Note Obligations – (continued)

end to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended, or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Pennsylvania Tax Free Income Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2013, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2013 was $21,244,958 and $20,758,339, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$10,773,689
Aggregate unrealized (depreciation) of investment securities	(1,297,790)
Net unrealized appreciation of investment securities	$9,475,899
Cost of investments for tax purposes is $143,906,434.

Invesco Pennsylvania Tax Free Income Fund

Invesco S&P 500 Index Fund Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	MS-SPI-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.25%

Advertising–0.15%

Interpublic Group of Cos., Inc. (The)	16,833	$239,365
Omnicom Group Inc.	10,631	660,504
		899,869

Aerospace & Defense–2.45%

Boeing Co. (The)	27,679	2,740,775
General Dynamics Corp.	13,512	1,041,775
Honeywell International Inc.	31,877	2,501,069
L-3 Communications Holdings, Inc.	3,695	314,408
Lockheed Martin Corp.	10,889	1,152,383
Northrop Grumman Corp.	9,644	794,569
Precision Castparts Corp.	5,956	1,274,108
Raytheon Co.	13,232	881,780
Rockwell Collins, Inc.	5,554	359,622
Textron Inc.	11,044	297,746
United Technologies Corp.	34,298	3,254,880
		14,613,115

Agricultural Products–0.14%

Archer-Daniels-Midland Co.	26,786	863,313

Air Freight & Logistics–0.73%

C.H. Robinson Worldwide, Inc.	6,553	371,489
Expeditors International of Washington, Inc.	8,398	327,774
FedEx Corp.	11,894	1,145,868
United Parcel Service, Inc. -Class B	29,084	2,498,316
		4,343,447

Airlines–0.07%

Southwest Airlines Co.	29,613	419,616

Aluminum–0.06%

Alcoa Inc.	43,492	369,682

Apparel Retail–0.57%

Abercrombie & Fitch Co. -Class A	3,189	159,705
Gap, Inc. (The)	12,089	490,209
L Brands, Inc.	9,734	486,797
Ross Stores, Inc.	9,044	581,529
TJX Cos., Inc. (The)	29,660	1,501,093
Urban Outfitters, Inc. (b)	4,486	188,098
		3,407,431

Apparel, Accessories & Luxury Goods–0.39%

Coach, Inc.	11,420	665,329
Fossil, Inc. (b)	2,141	227,374
PVH Corp.	3,150	362,849
Ralph Lauren Corp.	2,450	428,970
VF Corp.	3,600	661,896
		2,346,418

	Shares	Value

Application Software–0.55%

Adobe Systems Inc. (b)	20,286	$870,472
Autodesk, Inc. (b)	9,138	344,777
Citrix Systems, Inc. (b)	7,581	487,837
Intuit Inc.	11,331	662,184
Salesforce.com, Inc. (b)	21,916	927,704
		3,292,974

Asset Management & Custody Banks–1.29%

Ameriprise Financial, Inc.	8,275	674,578
Bank of New York Mellon Corp. (The)	47,322	1,422,499
BlackRock, Inc.	5,114	1,427,829
Franklin Resources, Inc.	5,618	869,723
Invesco Ltd. (c)	17,933	605,059
Legg Mason, Inc.	4,690	164,338
Northern Trust Corp.	8,851	514,686
State Street Corp.	18,581	1,229,690
T. Rowe Price Group Inc.	10,534	799,109
		7,707,511

Auto Parts & Equipment–0.34%

BorgWarner, Inc. (b)	4,719	382,569
Delphi Automotive PLC (United Kingdom)	11,926	582,108
Johnson Controls, Inc.	27,833	1,039,841
		2,004,518

Automobile Manufacturers–0.42%
Ford Motor Co.	159,528	2,501,399
Automotive Retail–0.27%
AutoNation, Inc. (b)	1,564	72,460
AutoZone, Inc. (b)	1,476	603,433
CarMax, Inc. (b)	9,279	433,979
O’Reilly Automotive, Inc. (b)	4,526	492,927
		1,602,799

Biotechnology–2.07%

Alexion Pharmaceuticals, Inc. (b)	7,939	774,370
Amgen Inc.	30,440	3,060,133
Biogen Idec Inc. (b)	9,611	2,282,516
Celgene Corp. (b)	17,030	2,105,760
Gilead Sciences, Inc. (b)	61,919	3,373,347
Regeneron Pharmaceuticals, Inc. (b)	3,107	751,490
		12,347,616

Brewers–0.05%

Molson Coors Brewing Co. -Class B	6,347	313,605

See accompanying notes which are an integral part of this schedule.

                                 Invesco S&P 500 Index Fund

	Shares	Value

Broadcasting–0.37%

CBS Corp. -Class B	23,797	$1,177,951
Discovery Communications, Inc. -Class A (b)	9,974	786,550
Scripps Networks Interactive Inc. -Class A	3,538	238,320
		2,202,821

Building Products–0.05%

Masco Corp.	14,502	304,832

Cable & Satellite–1.18%

Cablevision Systems Corp. -Class A	8,723	131,892
Comcast Corp. -Class A	107,355	4,310,303
DIRECTV (b)	23,309	1,424,879
Time Warner Cable Inc.	12,019	1,147,935
		7,015,009

Casinos & Gaming–0.11%

International Game Technology	10,753	192,263
Wynn Resorts Ltd.	3,275	445,040
		637,303

Coal & Consumable Fuels–0.09%

CONSOL Energy Inc.	9,278	321,761
Peabody Energy Corp.	10,966	215,701
		537,462

Commodity Chemicals–0.17%

LyondellBasell Industries N.V. -Class A	15,443	1,029,276

Communications Equipment–1.90%

Cisco Systems, Inc.	216,866	5,222,133
F5 Networks, Inc. (b)	3,238	269,434
Harris Corp.	4,616	231,400
JDS Uniphase Corp. (b)	9,563	130,248
Juniper Networks, Inc. (b)	20,969	371,780
Motorola Solutions, Inc.	11,224	650,543
QUALCOMM, Inc.	69,880	4,435,983
		11,311,521

Computer & Electronics Retail–0.08%

Best Buy Co., Inc.	10,817	298,008
GameStop Corp. -Class A	4,954	164,275
		462,283

Computer Hardware–3.34%

Apple Inc.	38,193	17,174,628
Dell Inc.	59,399	792,977
Hewlett-Packard Co.	79,421	1,939,461
		19,907,066

Computer Storage & Peripherals–0.73%

EMC Corp. (b)	85,592	2,119,258
NetApp, Inc. (b)	14,658	550,115
SanDisk Corp. (b)	9,836	580,521
Seagate Technology PLC	12,990	559,609

	Shares	Value

Computer Storage & Peripherals–(continued)

Western Digital Corp.	8,814	$558,102
		4,367,605

Construction & Engineering–0.16%

Fluor Corp.	6,609	417,755
Jacobs Engineering Group, Inc. (b)	5,301	302,210
Quanta Services, Inc. (b)	8,672	246,025
		965,990

Construction & Farm Machinery & Heavy Trucks–0.93%

Caterpillar Inc.	26,642	2,285,883
Cummins Inc.	7,180	858,943
Deere & Co.	15,843	1,380,084
Joy Global Inc.	4,337	234,545
PACCAR Inc.	14,376	770,554
		5,530,009

Construction Materials–0.05%

Vulcan Materials Co.	5,299	283,920

Consumer Electronics–0.05%

Garmin Ltd.	4,428	154,670
Harman International Industries, Inc.	2,750	146,025
		300,695

Consumer Finance–0.97%

American Express Co.	39,087	2,959,277
Capital One Financial Corp.	23,681	1,442,883
Discover Financial Services	20,148	955,217
SLM Corp.	18,437	437,694
		5,795,071

Data Processing & Outsourced Services–1.65%

Automatic Data Processing, Inc.	19,726	1,355,571
Computer Sciences Corp.	6,261	279,303
Fidelity National Information Services, Inc.	11,924	535,388
Fiserv, Inc. (b)	5,480	477,637
MasterCard, Inc. -Class A	4,293	2,448,083
Paychex, Inc.	13,165	490,133
Total System Services, Inc.	6,534	153,614
Visa Inc. -Class A	20,974	3,736,308
Western Union Co. (The)	23,132	378,902
		9,854,939

Department Stores–0.28%

J. C. Penney Co., Inc. (b)	5,813	102,193
Kohl’s Corp.	8,606	442,434
Macy’s, Inc.	16,076	777,114
Nordstrom, Inc.	6,088	358,096
		1,679,837

Distillers & Vintners–0.20%

Beam Inc.	6,520	422,757
Brown-Forman Corp. -Class B	6,202	426,822

See accompanying notes which are an integral part of this schedule.

                                 Invesco S&P 500 Index Fund

	Shares	Value

Distillers & Vintners–(continued)

Constellation Brands, Inc. -Class A (b)	6,206	$328,980
		1,178,559

Distributors–0.08%

Genuine Parts Co.	6,298	489,607

Diversified Banks–1.85%

Comerica Inc.	7,632	301,388
U.S. Bancorp	75,788	2,657,127
Wells Fargo & Co.	199,374	8,084,616
		11,043,131

Diversified Chemicals–0.92%

Dow Chemical Co. (The)	48,983	1,687,954
E. I. du Pont de Nemours & Co.	37,999	2,119,964
Eastman Chemical Co.	6,261	449,039
FMC Corp.	5,632	353,183
PPG Industries, Inc.	5,832	895,854
		5,505,994

Diversified Metals & Mining–0.22%

Freeport-McMoRan Copper & Gold Inc.	42,217	1,310,838

Diversified REIT’s–0.09%

Vornado Realty Trust	6,925	553,654

Diversified Support Services–0.07%

Cintas Corp.	4,220	192,664
Iron Mountain Inc.	6,834	244,931
		437,595

Drug Retail–0.76%

CVS Caremark Corp.	50,075	2,883,319
Walgreen Co.	34,979	1,670,597
		4,553,916

Education Services–0.01%

Apollo Group, Inc. -Class A (b)	4,108	82,119

Electric Utilities–1.81%

American Electric Power Co., Inc.	19,752	905,037
Duke Energy Corp.	28,660	1,918,214
Edison International	13,251	608,751
Entergy Corp.	7,262	500,207
Exelon Corp.	34,775	1,089,848
FirstEnergy Corp.	17,009	663,521
NextEra Energy, Inc.	17,238	1,303,538
Northeast Utilities	12,784	532,709
Pepco Holdings, Inc.	9,357	194,345
Pinnacle West Capital Corp.	4,486	253,369
PPL Corp.	23,705	704,038
Southern Co. (The)	35,342	1,551,514
Xcel Energy, Inc.	19,859	570,350
		10,795,441

Electrical Components & Equipment–0.66%

Eaton Corp. PLC	19,160	1,265,710

	Shares	Value

Electrical Components & Equipment–(continued)

Emerson Electric Co.	29,368	$1,687,485
Rockwell Automation, Inc.	5,733	504,619
Roper Industries, Inc.	4,036	501,352
		3,959,166

Electronic Components–0.24%

Amphenol Corp. -Class A	6,494	505,882
Corning Inc.	59,886	920,448
		1,426,330

Electronic Equipment & Instruments–0.02%

FLIR Systems, Inc.	5,898	143,675

Electronic Manufacturing Services–0.18%

Jabil Circuit, Inc.	7,481	150,069
Molex Inc.	5,639	165,448
TE Connectivity Ltd. (Switzerland)	17,092	758,714
		1,074,231

Environmental & Facilities Services–0.26%

Republic Services, Inc.	12,093	412,371
Stericycle, Inc. (b)	3,507	384,929
Waste Management, Inc.	17,784	745,683
		1,542,983

Fertilizers & Agricultural Chemicals–0.56%

CF Industries Holdings, Inc.	2,567	490,194
Monsanto Co.	21,792	2,193,147
Mosaic Co. (The)	11,253	684,408
		3,367,749

Food Distributors–0.14%

Sysco Corp.	23,833	805,555

Food Retail–0.28%

Kroger Co. (The)	21,085	709,932
Safeway Inc.	9,744	224,209
Whole Foods Market, Inc.	14,066	729,463
		1,663,604

Footwear–0.31%

NIKE, Inc. -Class B	29,509	1,819,525

Gas Utilities–0.10%

AGL Resources Inc.	4,812	203,692
ONEOK, Inc.	8,334	376,197
		579,889

General Merchandise Stores–0.53%

Dollar General Corp. (b)	12,299	649,387
Dollar Tree, Inc. (b)	9,240	443,890
Family Dollar Stores, Inc.	3,872	236,773
Target Corp.	26,469	1,839,595
		3,169,645

Gold–0.12%

Newmont Mining Corp.	20,202	692,525

See accompanying notes which are an integral part of this schedule.

                                 Invesco S&P 500 Index Fund

	Shares	Value

Health Care Distributors–0.40%

AmerisourceBergen Corp.	9,361	$506,243
Cardinal Health, Inc.	13,863	651,006
McKesson Corp.	9,471	1,078,368
Patterson Cos. Inc.	3,363	131,426
		2,367,043

Health Care Equipment–2.08%

Abbott Laboratories	63,882	2,342,553
Baxter International Inc.	22,203	1,561,537
Becton, Dickinson & Co.	7,888	777,915
Boston Scientific Corp. (b)	55,209	510,131
C.R. Bard, Inc.	3,092	318,754
CareFusion Corp. (b)	9,052	332,661
Covidien PLC	19,198	1,220,993
Edwards Lifesciences Corp. (b)	4,666	310,102
Intuitive Surgical, Inc. (b)	1,634	812,964
Medtronic, Inc.	41,134	2,098,245
St. Jude Medical, Inc.	11,504	497,318
Stryker Corp.	11,761	780,813
Varian Medical Systems, Inc. (b)	4,479	300,138
Zimmer Holdings, Inc.	6,887	540,698
		12,404,822

Health Care Facilities–0.03%

Tenet Healthcare Corp. (b)	4,270	202,270

Health Care Services–0.55%

DaVita HealthCare Partners Inc. (b)	3,475	431,143
Express Scripts Holding Co. (b)	33,289	2,067,913
Laboratory Corp. of America Holdings (b)	3,744	372,491
Quest Diagnostics Inc.	6,434	397,878
		3,269,425

Health Care Supplies–0.04%

DENTSPLY International Inc.	5,809	242,584

Health Care Technology–0.10%

Cerner Corp. (b)	5,971	586,830

Home Entertainment Software–0.05%

Electronic Arts Inc. (b)	12,204	280,570

Home Furnishings–0.03%

Leggett & Platt, Inc.	5,857	187,424

Home Improvement Retail–1.12%

Home Depot, Inc. (The)	60,813	4,783,551
Lowe’s Cos., Inc.	45,146	1,901,098
		6,684,649

Homebuilding–0.14%

D.R. Horton, Inc.	11,369	276,949
Lennar Corp. -Class A	6,726	264,466
PulteGroup Inc. (b)	13,837	298,741
		840,156

Homefurnishing Retail–0.11%

Bed Bath & Beyond Inc. (b)	9,197	627,695

	Shares	Value

Hotels, Resorts & Cruise Lines–0.31%

Carnival Corp.	18,067	$598,018
Marriott International Inc. -Class A	9,908	416,235
Starwood Hotels & Resorts Worldwide, Inc.	7,878	538,067
Wyndham Worldwide Corp.	5,564	323,380
		1,875,700

Household Appliances–0.07%

Whirlpool Corp.	3,162	403,977

Household Products–2.11%

Clorox Co. (The)	5,325	442,401
Colgate-Palmolive Co.	35,760	2,068,359
Kimberly-Clark Corp.	15,765	1,526,525
Procter & Gamble Co. (The)	111,103	8,528,266
		12,565,551

Housewares & Specialties–0.05%

Newell Rubbermaid Inc.	11,648	314,962

Human Resource & Employment Services–0.03%

Robert Half International, Inc.	5,684	197,576

Hypermarkets & Super Centers–1.18%

Costco Wholesale Corp.	17,717	1,943,024
Wal-Mart Stores, Inc.	68,029	5,091,290
		7,034,314

Independent Power Producers & Energy Traders–0.11%

AES Corp. (The)	25,175	307,135
NRG Energy, Inc.	13,143	335,409
		642,544

Industrial Conglomerates–2.37%

3M Co.	25,818	2,846,951
Danaher Corp.	23,581	1,457,778
General Electric Co. (d)	422,926	9,862,634
		14,167,363

Industrial Gases–0.41%

Air Products & Chemicals, Inc.	8,444	797,198
Airgas, Inc.	2,753	283,256
Praxair, Inc.	12,046	1,377,219
		2,457,673

Industrial Machinery–0.85%

Dover Corp.	7,104	555,888
Flowserve Corp.	1,974	331,889
Illinois Tool Works Inc.	16,891	1,184,566
Ingersoll-Rand PLC	11,209	644,854
Pall Corp.	4,479	305,468
Parker Hannifin Corp.	6,085	607,039
Pentair Ltd.	8,383	488,226
Snap-on Inc.	2,325	211,784
Stanley Black & Decker Inc.	6,517	516,277
Xylem, Inc.	7,571	213,048
		5,059,039

Industrial REIT’s–0.13%

Prologis, Inc.	18,822	758,527

See accompanying notes which are an integral part of this schedule.

                                 Invesco S&P 500 Index Fund

	Shares	Value

Insurance Brokers–0.28%

Aon PLC	12,672	$806,826
Marsh & McLennan Cos., Inc.	22,303	892,566
		1,699,392

Integrated Oil & Gas–5.11%

Chevron Corp.	79,014	9,698,969
Exxon Mobil Corp.	182,232	16,486,529
Hess Corp.	12,084	814,582
Murphy Oil Corp.	7,366	466,415
Occidental Petroleum Corp.	32,761	3,016,305
		30,482,800

Integrated Telecommunication Services–2.46%

AT&T Inc.	223,358	7,815,296
CenturyLink Inc.	25,453	869,220
Frontier Communications Corp.	40,602	168,092
Verizon Communications Inc.	116,253	5,635,946
Windstream Corp.	24,016	192,849
		14,681,403

Internet Retail–1.12%

Amazon.com, Inc. (b)	14,790	3,978,954
Expedia, Inc.	3,798	218,233
Netflix Inc. (b)	2,276	514,945
Priceline.com Inc. (b)	2,108	1,694,684
TripAdvisor Inc. (b)	4,488	289,431
		6,696,247

Internet Software & Services–2.29%

Akamai Technologies, Inc. (b)	7,234	333,632
eBay Inc. (b)	47,458	2,567,478
Google Inc. -Class A (b)	10,860	9,452,653
VeriSign, Inc. (b)	6,204	291,836
Yahoo! Inc. (b)	39,417	1,036,667
		13,682,266

Investment Banking & Brokerage–0.90%

Charles Schwab Corp. (The)	44,702	887,782
E*TRADE Financial Corp. (b)	11,606	134,978
Goldman Sachs Group, Inc. (The)	17,796	2,884,375
Morgan Stanley	55,838	1,446,204
		5,353,339

IT Consulting & Other Services–2.07%

Accenture PLC -Class A	26,206	2,151,775
Cognizant Technology Solutions Corp. -Class A (b)	12,274	793,514
International Business Machines Corp.	42,610	8,863,732
SAIC, Inc.	11,540	167,330
Teradata Corp. (b)	6,742	375,867
		12,352,218

Leisure Products–0.14%

Hasbro, Inc.	4,629	205,898
Mattel, Inc.	14,012	627,037
		832,935

	Shares	Value

Life & Health Insurance–0.96%

Aflac, Inc.	19,023	$1,059,391
Lincoln National Corp.	11,040	393,686
MetLife, Inc.	44,479	1,966,417
Principal Financial Group, Inc.	11,217	424,563
Prudential Financial, Inc.	18,912	1,304,361
Torchmark Corp.	3,808	245,654
Unum Group	10,973	312,511
		5,706,583

Life Sciences Tools & Services–0.49%

Agilent Technologies, Inc.	14,112	641,390
Life Technologies Corp. (b)	7,007	519,219
PerkinElmer, Inc.	4,632	145,074
Thermo Fisher Scientific, Inc.	14,545	1,284,323
Waters Corp. (b)	3,450	333,650
		2,923,656

Managed Health Care–0.97%

Aetna Inc.	15,481	934,743
Cigna Corp.	11,630	789,677
Humana Inc.	6,479	523,374
UnitedHealth Group Inc.	41,686	2,610,794
WellPoint, Inc.	12,365	951,734
		5,810,322

Metal & Glass Containers–0.07%

Ball Corp.	6,077	262,283
Owens-Illinois, Inc. (b)	6,672	183,147
		445,430

Motorcycle Manufacturers–0.08%

Harley-Davidson, Inc.	9,195	501,495

Movies & Entertainment–1.79%

News Corp. -Class A	81,333	2,611,603
Time Warner Inc.	38,019	2,219,169
Viacom Inc. -Class B	18,520	1,220,283
Walt Disney Co. (The)	73,431	4,632,027
		10,683,082

Multi-Line Insurance–0.70%

American International Group, Inc. (b)	60,045	2,669,601
Assurant, Inc.	3,173	157,825
Genworth Financial Inc. -Class A (b)	20,039	216,621
Hartford Financial Services Group, Inc. (The)	17,756	543,866
Loews Corp.	12,591	576,920
		4,164,833

Multi-Sector Holdings–0.06%

Leucadia National Corp.	11,930	374,363

See accompanying notes which are an integral part of this schedule.

                                 Invesco S&P 500 Index Fund

	Shares	Value

Multi-Utilities–1.19%

Ameren Corp.	9,868	$335,907
CenterPoint Energy, Inc.	17,393	403,170
CMS Energy Corp.	10,771	290,278
Consolidated Edison, Inc.	11,911	679,761
Dominion Resources, Inc.	23,439	1,325,475
DTE Energy Co.	7,034	468,535
Integrys Energy Group, Inc.	3,236	186,167
NiSource Inc.	12,656	363,607
PG&E Corp.	17,839	801,149
Public Service Enterprise Group Inc.	20,578	679,897
SCANA Corp.	5,385	271,619
Sempra Energy	9,202	748,123
TECO Energy, Inc.	8,317	146,462
Wisconsin Energy Corp.	9,313	380,064
		7,080,214

Office Electronics–0.07%

Xerox Corp.	49,776	437,531

Office REIT’s–0.11%

Boston Properties, Inc.	6,178	658,451

Office Services & Supplies–0.05%

Avery Dennison Corp.	4,048	176,088
Pitney Bowes Inc.	8,204	120,435
		296,523

Oil & Gas Drilling–0.30%

Diamond Offshore Drilling, Inc.	2,857	196,590
Ensco PLC -Class A	9,453	568,787
Helmerich & Payne, Inc.	4,367	269,619
Nabors Industries Ltd.	11,837	189,510
Noble Corp.	10,278	398,273
Rowan Cos. PLC -Class A (b)	5,006	166,399
		1,789,178

Oil & Gas Equipment & Services–1.46%

Baker Hughes Inc.	17,968	817,185
Cameron International Corp. (b)	10,080	613,569
FMC Technologies, Inc. (b)	9,668	538,121
Halliburton Co.	37,898	1,586,031
National Oilwell Varco Inc.	17,351	1,219,775
Schlumberger Ltd.	54,023	3,945,300
		8,719,981

Oil & Gas Exploration & Production–2.41%

Anadarko Petroleum Corp.	20,358	1,780,714
Apache Corp.	15,932	1,308,495
Cabot Oil & Gas Corp.	8,566	602,704
Chesapeake Energy Corp.	21,177	462,506
ConocoPhillips	49,660	3,046,144
Denbury Resources Inc. (b)	15,189	278,718
Devon Energy Corp.	15,357	873,045
EOG Resources, Inc.	11,052	1,426,813
EQT Corp.	6,126	489,345
Marathon Oil Corp.	28,784	989,882
Newfield Exploration Co. (b)	5,536	131,701

	Shares	Value

Oil & Gas Exploration & Production–(continued)

Noble Energy, Inc.	14,606	$842,036
Pioneer Natural Resources Co.	5,382	746,376
QEP Resources Inc.	7,280	206,461
Range Resources Corp.	6,660	500,699
Southwestern Energy Co. (b)	14,277	538,100
WPX Energy Inc. (b)	8,142	156,815
		14,380,554

Oil & Gas Refining & Marketing–0.68%

Marathon Petroleum Corp.	13,480	1,112,100
Phillips 66	25,278	1,682,757
Tesoro Corp.	5,596	344,993
Valero Energy Corp.	22,488	913,687
		4,053,537

Oil & Gas Storage & Transportation–0.47%

Kinder Morgan Inc.	25,695	975,896
Spectra Energy Corp.	27,174	830,709
Williams Cos., Inc. (The)	27,719	975,155
		2,781,760

Other Diversified Financial Services–3.51%

Bank of America Corp.	440,091	6,011,643
Citigroup Inc.	123,594	6,425,652
JPMorgan Chase & Co.	155,673	8,498,189
		20,935,484

Packaged Foods & Meats–1.62%

Campbell Soup Co.	7,288	311,999
ConAgra Foods, Inc.	16,831	567,036
General Mills, Inc.	26,298	1,238,110
H.J. Heinz Co.	13,041	943,647
Hershey Co. (The)	6,105	544,016
Hormel Foods Corp.	5,427	216,103
JM Smucker Co. (The)	4,361	440,287
Kellogg Co.	10,155	630,118
Kraft Foods Group, Inc.	24,099	1,328,578
McCormick & Co., Inc.	5,407	373,516
Mead Johnson Nutrition Co.	8,245	668,422
Mondelez International Inc. -Class A	72,327	2,130,753
Tyson Foods, Inc. -Class A	11,535	288,375
		9,680,960

Paper Packaging–0.06%

Bemis Co., Inc.	4,156	162,708
Sealed Air Corp.	7,914	190,094
		352,802

Paper Products–0.18%

International Paper Co.	17,944	828,116
MeadWestvaco Corp.	7,144	250,040
		1,078,156

Personal Products–0.18%

Avon Products, Inc.	17,581	414,384
Estee Lauder Cos. Inc. (The) -Class A	9,749	660,787
		1,075,171

See accompanying notes which are an integral part of this schedule.

                                 Invesco S&P 500 Index Fund

	Shares	Value

Pharmaceuticals–5.81%

AbbVie Inc.	64,289	$2,744,497
Actavis Inc. (b)	5,198	640,861
Allergan, Inc.	12,508	1,244,421
Bristol-Myers Squibb Co.	66,595	3,064,036
Eli Lilly & Co.	40,602	2,158,402
Forest Laboratories, Inc. (b)	9,530	378,818
Hospira, Inc. (b)	6,762	234,506
Johnson & Johnson	113,692	9,570,593
Merck & Co., Inc.	122,928	5,740,738
Mylan Inc. (b)	16,087	490,332
Perrigo Co.	3,599	417,160
Pfizer Inc.	292,399	7,962,025
		34,646,389

Property & Casualty Insurance–2.36%

ACE Ltd.	13,800	1,237,584
Allstate Corp. (The)	19,418	936,724
Berkshire Hathaway Inc. -Class B (b)	74,184	8,462,169
Chubb Corp. (The)	10,614	924,479
Cincinnati Financial Corp.	5,990	283,567
Progressive Corp. (The)	22,597	575,998
Travelers Cos., Inc. (The)	15,372	1,286,944
XL Group PLC	11,996	377,034
		14,084,499

Publishing–0.05%

Gannett Co., Inc.	9,345	200,917
Washington Post Co. (The) -Class B	194	90,643
		291,560

Railroads–0.92%

CSX Corp.	41,518	1,046,669
Kansas City Southern	4,480	495,936
Norfolk Southern Corp.	12,792	979,739
Union Pacific Corp.	19,086	2,951,077
		5,473,421

Real Estate Services–0.05%

CBRE Group, Inc. -Class A (b)	12,372	286,783

Regional Banks–0.98%

BB&T Corp.	28,463	937,002
Fifth Third Bancorp	35,599	647,902
First Horizon National Corp.	9,899	113,641
Huntington Bancshares Inc.	34,245	265,399
KeyCorp	37,575	405,058
M&T Bank Corp.	4,928	516,947
PNC Financial Services Group, Inc.	21,492	1,539,687
Regions Financial Corp.	57,486	524,847
SunTrust Banks, Inc.	21,919	703,381
Zions Bancorp.	7,490	210,094
		5,863,958

Research & Consulting Services–0.08%

Dun & Bradstreet Corp. (The)	1,634	160,361
Equifax Inc.	4,855	295,669
		456,030

	Shares	Value

Residential REIT’s–0.26%

Apartment Investment & Management Co. -Class A	5,960	$180,350
AvalonBay Communities, Inc.	4,627	613,818
Equity Residential	13,028	736,733
		1,530,901

Restaurants–1.31%

Chipotle Mexican Grill, Inc. (b)	1,261	455,221
Darden Restaurants, Inc.	5,264	272,675
McDonald’s Corp.	40,785	3,938,608
Starbucks Corp.	30,476	1,922,121
Yum! Brands, Inc.	18,331	1,241,925
		7,830,550

Retail REIT’s–0.48%

Kimco Realty Corp.	16,588	367,424
Macerich Co. (The)	5,585	362,523
Simon Property Group, Inc.	12,757	2,123,275
		2,853,222

Security & Alarm Services–0.17%

ADT Corp. (The)	9,444	383,332
Tyco International Ltd.	18,953	640,801
		1,024,133

Semiconductor Equipment–0.26%

Applied Materials, Inc.	48,808	741,882
KLA-Tencor Corp.	6,757	380,351
Lam Research Corp. (b)	6,602	308,841
Teradyne, Inc. (b)	7,740	138,856
		1,569,930

Semiconductors–1.78%

Advanced Micro Devices, Inc. (b)	24,686	98,744
Altera Corp.	13,005	431,636
Analog Devices, Inc.	12,445	571,599
Broadcom Corp. -Class A	21,290	764,524
First Solar, Inc. (b)	2,485	135,134
Intel Corp.	201,167	4,884,335
Linear Technology Corp.	9,458	354,675
LSI Corp. (b)	22,358	165,449
Microchip Technology Inc.	7,959	290,344
Micron Technology, Inc. (b)	41,558	485,398
NVIDIA Corp.	25,414	368,249
Texas Instruments Inc.	44,934	1,612,681
Xilinx, Inc.	10,638	432,435
		10,595,203

Soft Drinks–2.08%

Coca-Cola Co. (The)	155,889	6,234,001
Coca-Cola Enterprises, Inc.	10,672	396,572
Dr Pepper Snapple Group, Inc.	8,281	380,760
Monster Beverage Corp. (b)	5,860	319,897
PepsiCo, Inc.	62,749	5,068,237
		12,399,467

See accompanying notes which are an integral part of this schedule.

                                 Invesco S&P 500 Index Fund

	Shares	Value

Specialized Consumer Services–0.05%

H&R Block, Inc.	11,033	$322,936

Specialized Finance–0.51%

CME Group Inc.	12,482	847,902
IntercontinentalExchange Inc. (b)	2,976	509,521
McGraw Hill Financial, Inc.	11,420	622,961
Moody’s Corp.	7,880	523,547
NASDAQ OMX Group, Inc. (The)	4,815	151,480
NYSE Euronext	9,883	397,593
		3,053,004

Specialized REIT’s–1.03%

American Tower Corp.	16,068	1,250,733
HCP, Inc.	18,439	873,640
Health Care REIT, Inc.	11,421	776,971
Host Hotels & Resorts Inc.	29,556	525,801
Plum Creek Timber Co., Inc.	6,615	315,535
Public Storage	5,866	890,459
Ventas, Inc.	11,873	847,376
Weyerhaeuser Co.	22,178	661,348
		6,141,863

Specialty Chemicals–0.38%

Ecolab Inc.	10,796	911,938
International Flavors & Fragrances Inc.	3,347	268,730
Sherwin-Williams Co. (The)	3,490	657,970
Sigma-Aldrich Corp.	4,948	413,950
		2,252,588

Specialty Stores–0.18%

PetSmart, Inc.	4,331	292,343
Staples, Inc.	27,408	411,120
Tiffany & Co.	4,875	379,177
		1,082,640

Steel–0.15%

Allegheny Technologies, Inc.	4,403	121,391
Cliffs Natural Resources Inc.	6,161	111,144
Nucor Corp.	12,920	575,069
United States Steel Corp.	5,908	104,513
		912,117

Systems Software–2.91%

BMC Software, Inc. (b)	5,346	242,147
CA, Inc.	13,536	369,668
Microsoft Corp.	306,616	10,694,766
Oracle Corp.	150,194	5,070,550
Red Hat, Inc. (b)	7,857	378,943
Symantec Corp. (b)	28,031	627,614
		17,383,688

Thrifts & Mortgage Finance–0.06%

Hudson City Bancorp, Inc.	19,334	164,339
People’s United Financial Inc.	13,774	189,530
		353,869

	Shares	Value

Tires & Rubber–0.03%

Goodyear Tire & Rubber Co. (The) (b)	9,980	$151,097

Tobacco–1.73%

Altria Group, Inc.	81,745	2,950,995
Lorillard, Inc.	15,429	654,807
Philip Morris International Inc.	67,019	6,092,697
Reynolds American Inc.	13,086	629,567
		10,328,066

Trading Companies & Distributors–0.20%

Fastenal Co.	10,978	572,832
W.W. Grainger, Inc.	2,430	625,579
		1,198,411

Trucking–0.02%

Ryder System, Inc.	2,089	131,691

Wireless Telecommunication Services–0.29%

Crown Castle International Corp. (b)	11,923	849,514
Sprint Nextel Corp. (b)	122,456	893,929
		1,743,443
Total Common Stocks & Other Equity Interests (Cost $338,945,769)		592,257,502

Money Market Funds–0.81%

Liquid Assets Portfolio –Institutional Class (e)	2,419,250	2,419,250
Premier Portfolio –Institutional Class (e)	2,419,249	2,419,249
Total Money Market Funds (Cost $4,838,499)		4,838,499
TOTAL INVESTMENTS–100.06% (Cost $343,784,268)		597,096,001
OTHER ASSETS LESS LIABILITIES–(0.06)%		(350,299)
NET ASSETS–100.00%		$596,745,702

Investment Abbreviations:

REIT —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 3.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 4.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

                                 Invesco S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

                                 Invesco S&P 500 Index Fund

A.	Security Valuations-(continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

                                 Invesco S&P 500 Index Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1–	Prices are determined using quoted prices in an active market for identical assets.
Level 2–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$597,096,001	$—	$—	$597,096,001
Futures*	2,650	—	—	2,650
Total Investments	$597,098,651	$—	$—	$597,098,651

* Unrealized appreciation.

NOTE 3 — Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in and earnings from investments in Invesco Ltd. for the nine months ended May 31, 2013.

	Value 08/31/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 05/31/13	Dividend Income
Invesco Ltd.	$432,184	$12,312	$(19,729)	$180,076	$216	$605,059	$10,241

NOTE 4 — Derivative Investments

Open Futures Contracts
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	72	June-2013	$5,864,400	$2,650

                                 Invesco S&P 500 Index Fund

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2013 was $26,560,808 and $32,490,292, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$241,198,957
Aggregate unrealized (depreciation) of investment securities	(14,339,410)
Net unrealized appreciation of investment securities	$226,859,547
Cost of investments for tax purposes is $370,236,454.

                                 Invesco S&P 500 Index Fund

Invesco Small Cap Discovery Fund Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	VK-SCD-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.93%

Aerospace & Defense–1.70%

Hexcel Corp. (b)	204,044	$7,094,610
Triumph Group, Inc.	91,785	7,127,105
		14,221,715

Air Freight & Logistics–0.77%

UTi Worldwide, Inc.	403,881	6,393,436

Airlines–0.64%
Alaska Air Group, Inc. (b)	94,567	5,373,297

Alternative Carriers–0.52%

tw telecom inc. (b)	153,253	4,372,308

Apparel Retail–2.17%

DSW Inc. -Class A	78,546	5,811,618
Genesco Inc. (b)	79,450	5,369,231
Stage Stores, Inc.	299,792	6,898,214
		18,079,063

Apparel, Accessories & Luxury Goods–2.13%

Hanesbrands, Inc.	139,239	6,942,457
Tumi Holdings Inc. (b)	230,969	5,600,998
Under Armour, Inc. -Class A (b)(c)	84,475	5,237,450
		17,780,905

Application Software–6.88%

ACI Worldwide, Inc. (b)	60,154	2,797,763
Aspen Technology, Inc. (b)	324,614	9,939,681
Bottomline Technologies (de), Inc. (b)	222,533	6,148,587
Cadence Design Systems, Inc. (b)	530,524	8,026,828
Guidewire Software Inc. (b)	176,212	7,217,643
Manhattan Associates, Inc. (b)	75,338	5,652,610
MicroStrategy Inc. -Class A (b)	67,513	6,176,089
QLIK Technologies Inc. (b)	160,795	4,946,054
SolarWinds, Inc. (b)	154,107	6,495,610
		57,400,865

Asset Management & Custody Banks–0.89%

Affiliated Managers Group, Inc. (b)	45,418	7,448,552

Auto Parts & Equipment–1.73%

Allison Transmission Holdings, Inc.	229,375	5,459,125
TRW Automotive Holdings Corp. (b)	141,729	8,978,532
		14,437,657

Automotive Retail–0.98%

Group 1 Automotive, Inc.	129,172	8,208,881

	Shares	Value

Biotechnology–5.88%

Amarin Corp. PLC -ADR (Ireland)(b)(c)	254,419	$1,778,389
ARIAD Pharmaceuticals, Inc. (b)	306,063	5,613,196
BioMarin Pharmaceutical Inc. (b)	142,839	8,956,005
Cubist Pharmaceuticals, Inc. (b)	157,258	8,641,327
Medivation Inc. (b)	116,438	5,654,229
NPS Pharmaceuticals, Inc. (b)	467,728	7,366,716
Onyx Pharmaceuticals, Inc. (b)	94,525	9,022,411
TESARO, Inc. (b)	60,485	2,069,192
		49,101,465

Building Products–1.33%

Fortune Brands Home & Security Inc.	97,864	4,137,690
Trex Co., Inc. (b)	125,823	6,991,984
		11,129,674

Commodity Chemicals–1.53%

Koppers Holdings, Inc.	61,254	2,521,827
Methanex Corp. (Canada)(c)	232,787	10,289,186
		12,811,013

Communications Equipment–1.48%

Ciena Corp. (b)	187,497	3,138,700
JDS Uniphase Corp. (b)	409,508	5,577,499
Procera Networks, Inc. (b)	246,936	3,644,775
		12,360,974

Construction & Engineering–0.95%

MasTec Inc. (b)	169,553	5,391,785
Primoris Services Corp.	118,354	2,522,124
		7,913,909

Construction & Farm Machinery & Heavy Trucks–0.60%

Manitowoc Co., Inc. (The)	239,886	5,040,005

Data Processing & Outsourced Services–2.41%

Cardtronics, Inc. (b)	260,327	7,427,129
Jack Henry & Associates, Inc.	156,801	7,358,671
MAXIMUS, Inc.	70,877	5,289,551
		20,075,351

Electrical Components & Equipment–0.85%

Belden Inc.	132,976	7,107,567

Electronic Equipment & Instruments–0.92%

Cognex Corp.	170,846	7,676,111

Electronic Manufacturing Services–0.65%

IPG Photonics Corp. (c)	91,657	5,435,260

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Discovery Fund

	Shares	Value

Environmental & Facilities Services–2.39%

Clean Harbors, Inc. (b)	132,714	$7,591,241
Progressive Waste Solutions Ltd. (Canada)	228,968	5,328,085
Waste Connections, Inc.	175,254	7,052,221
		19,971,547

Fertilizers & Agricultural Chemicals–0.27%

Intrepid Potash, Inc.	120,517	2,263,309

Footwear–0.88%

Steven Madden, Ltd. (b)	152,054	7,374,619

Health Care Equipment–3.24%

DexCom Inc. (b)	302,984	6,311,157
Insulet Corp. (b)	242,733	7,248,007
Sirona Dental Systems, Inc. (b)	103,749	7,359,954
Thoratec Corp. (b)	196,151	6,114,027
		27,033,145

Health Care Facilities–2.30%

Acadia Healthcare Co., Inc. (b)	270,472	9,031,060
Health Management Associates Inc. - Class A (b)	464,686	6,408,020
Tenet Healthcare Corp. (b)	78,669	3,726,551
		19,165,631

Health Care Services–1.96%

MEDNAX, Inc. (b)	79,539	7,383,605
Team Health Holdings, Inc. (b)	229,358	8,961,017
		16,344,622

Health Care Supplies–1.56%

Align Technology, Inc. (b)	190,976	6,827,392
Endologix, Inc. (b)	462,529	6,216,390
		13,043,782

Health Care Technology–0.77%

HMS Holdings Corp. (b)	104,929	2,612,732
MedAssets, Inc. (b)	231,160	3,791,024
		6,403,756

Home Furnishings–0.79%

La-Z-Boy Inc.	358,752	6,626,149

Homebuilding–2.12%

M/I Homes, Inc. (b)	203,549	5,058,193
PulteGroup Inc. (b)	235,472	5,083,840
Taylor Morrison Home Corp. -Class A (b)	291,119	7,519,604
		17,661,637

Homefurnishing Retail–0.39%

Mattress Firm Holding Corp. (b)(c)	91,322	3,283,939

	Shares	Value

Housewares & Specialties–0.62%

Jarden Corp. (b)	110,484	$5,146,345

Human Resource & Employment Services–0.87%

TrueBlue, Inc. (b)	306,789	7,221,813

Industrial Conglomerates–1.02%

Carlisle Cos. Inc.	130,365	8,527,175

Industrial Machinery–3.91%

Actuant Corp. -Class A	123,551	4,200,734
EnPro Industries, Inc. (b)	171,730	8,650,040
Thermon Group Holdings Inc. (b)	345,480	6,830,140
TriMas Corp. (b)	177,538	5,725,600
Watts Water Technologies, Inc. -Class A	152,715	7,269,234
		32,675,748

Internet Software & Services–2.11%

ExactTarget Inc. (b)	184,631	4,248,359
j2 Global, Inc. (c)	138,303	5,655,210
Web.com Group Inc. (b)	366,830	7,699,762
		17,603,331

Investment Banking & Brokerage–1.63%

Evercore Partners Inc. -Class A	177,487	7,049,784
Stifel Financial Corp. (b)	181,650	6,537,583
		13,587,367

IT Consulting & Other Services–0.79%

InterXion Holding N.V. (Netherlands)(b)	240,889	6,612,403

Life Sciences Tools & Services–1.50%

Bruker Corp. (b)	253,365	4,188,124
Fluidigm Corp. (b)	241,410	4,113,626
Techne Corp.	62,842	4,179,621
		12,481,371

Managed Health Care–0.91%

Centene Corp. (b)	153,755	7,610,873

Marine–0.64%

Kirby Corp. (b)	68,375	5,338,720

Metal & Glass Containers–0.73%

Greif Inc. -Class A	117,023	6,096,898

Movies & Entertainment–1.13%

Cinemark Holdings, Inc.	173,399	5,087,526
Lions Gate Entertainment Corp. (b)(c)	151,691	4,368,701
		9,456,227

Office Services & Supplies–1.58%

Herman Miller, Inc.	182,981	5,143,596
Interface, Inc.	37,699	633,343
Steelcase Inc. -Class A	536,515	7,425,368
		13,202,307

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Discovery Fund

	Shares	Value

Oil & Gas Drilling–0.85%

Atwood Oceanics, Inc. (b)	134,784	$7,077,508

Oil & Gas Equipment & Services–1.36%

Dresser-Rand Group, Inc. (b)	93,121	5,643,133
TETRA Technologies, Inc. (b)	545,549	5,679,165
		11,322,298

Oil & Gas Exploration & Production–2.88%

Berry Petroleum Co. -Class A	112,840	4,887,100
Gulfport Energy Corp. (b)	85,070	4,056,988
Kodiak Oil & Gas Corp. (b)	671,141	5,892,618
Oasis Petroleum Inc. (b)	248,566	9,236,713
		24,073,419

Packaged Foods & Meats–2.24%

Annie’s, Inc. (b)	22,394	871,350
B&G Foods Inc.	230,242	6,626,365
Hain Celestial Group, Inc. (The) (b)(c)	89,294	5,948,766
WhiteWave Foods Co. -Class A (b)	301,177	5,252,527
		18,699,008

Personal Products–0.85%

Elizabeth Arden, Inc. (b)	151,470	7,134,237

Regional Banks–2.97%

BBCN Bancorp, Inc.	322,651	4,158,972
East West Bancorp, Inc.	284,407	7,491,280
Signature Bank (b)	72,051	5,560,896
SVB Financial Group (b)	97,983	7,582,904
		24,794,052

Restaurants–2.01%

BJ’s Restaurants Inc. (b)	143,684	5,393,897
Brinker International, Inc.	132,985	5,214,342
Papa John’s International, Inc. (b)	95,589	6,158,799
		16,767,038

Semiconductor Equipment–0.94%

Teradyne, Inc. (b)	435,973	7,821,356

Semiconductors–2.34%

Cavium Inc. (b)	60,653	1,986,992
Lattice Semiconductor Corp. (b)	571,867	2,945,115
Microsemi Corp. (b)	337,632	7,404,270
Semtech Corp. (b)	196,618	7,184,422
		19,520,799

Specialty Chemicals–2.66%

Cytec Industries Inc.	91,037	6,506,415
PolyOne Corp.	331,665	8,520,474
Rockwood Holdings Inc.	108,005	7,199,613
		22,226,502

Specialty Stores–1.36%

Tractor Supply Co.	61,863	6,927,419
Vitamin Shoppe, Inc. (b)	100,320	4,387,997
		11,315,416

	Shares	Value

Steel–0.65%

Commercial Metals Co.	354,248	$5,462,504

Systems Software–2.02%

CommVault Systems, Inc. (b)	77,295	5,410,650
Fortinet Inc. (b)	393,316	7,575,266
MICROS Systems, Inc. (b)	91,324	3,853,873
		16,839,789

Trading Companies & Distributors–1.09%

MRC Global Inc. (b)	169,168	4,802,680
WESCO International, Inc. (b)(c)	57,589	4,276,559
		9,079,239

Trucking–2.59%

Avis Budget Group, Inc. (b)	223,811	7,421,573
Knight Transportation, Inc.	241,554	4,140,235
Werner Enterprises, Inc.	401,864	10,058,656
		21,620,464
Total Common Stocks & Other Equity Interests (Cost $594,310,879)		800,854,351

Money Market Funds–5.42%

Liquid Assets Portfolio –Institutional Class (d)	22,626,859	22,626,859
Premier Portfolio –Institutional Class (d)	22,626,859	22,626,859
Total Money Market Funds (Cost $45,253,718)		45,253,718
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–101.35% (Cost $639,564,597)		846,108,069

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.46%

Liquid Assets Portfolio - Institutional Class (Cost $20,554,345)(d)(e)	20,554,345	20,554,345
TOTAL INVESTMENTS–103.81% (Cost $660,118,942)		866,662,414
OTHER ASSETS LESS LIABILITIES–(3.81)%		(31,830,813)
NET ASSETS–100.00%		$834,831,601

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Discovery Fund

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at May 31, 2013.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Discovery Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Small Cap Discovery Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

Invesco Small Cap Discovery Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2013 was $380,412,591 and $548,114,274, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$213,830,735
Aggregate unrealized (depreciation) of investment securities	(10,644,196)
Net unrealized appreciation of investment securities	$203,186,539
Cost of investments for tax purposes is $663,475,875.

Invesco Small Cap Discovery Fund

Invesco U.S. Quantitative Core Fund
Quarterly Schedule of Portfolio Holdings May 31, 2013

invesco.com/us	USQC-QTR-1 05/13	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.35%

Aerospace & Defense–0.54%

Honeywell International Inc.	23,700	$1,859,502

Agricultural Products–0.33%

Archer-Daniels-Midland Co.	35,500	1,144,165

Airlines–0.62%

Delta Air Lines, Inc.	51,500	927,515
Southwest Airlines Co.	85,000	1,204,450
		2,131,965

Apparel Retail–2.72%

Abercrombie & Fitch Co. -Class A	3,200	160,256
American Eagle Outfitters, Inc.	105,500	2,087,845
Gap, Inc. (The)	127,500	5,170,125
TJX Cos., Inc. (The)	38,600	1,953,546
		9,371,772

Asset Management & Custody Banks–1.22%

Bank of New York Mellon Corp. (The)	5,900	177,354
State Street Corp.	60,600	4,010,508
		4,187,862

Auto Parts & Equipment–0.07%

Magna International Inc. (Canada)	3,800	253,156

Automobile Manufacturers–0.71%

General Motors Co. (b)	71,600	2,426,524

Automotive Retail–0.14%

CST Brands, Inc. (b)	16,366	497,363

Biotechnology–2.16%

Amgen Inc.	73,900	7,429,167

Cable & Satellite–2.31%

Comcast Corp. -Class A	183,700	7,375,555
Starz - Liberty Capital -Class A (b)	25,000	577,000
		7,952,555

Communications Equipment–3.61%

Cisco Systems, Inc.	406,700	9,793,336
Research In Motion Ltd. (Canada)(b)	189,300	2,640,735
		12,434,071

Computer & Electronics Retail–1.43%

GameStop Corp. -Class A	148,900	4,937,524

Computer Hardware–2.09%

Apple Inc.	9,980	4,487,806
Hewlett-Packard Co.	111,300	2,717,946
		7,205,752

	Shares	Value

Computer Storage & Peripherals–2.91%

Lexmark International, Inc. -Class A	74,100	$2,260,791
Seagate Technology PLC	103,800	4,471,704
Western Digital Corp.	51,700	3,273,644
		10,006,139

Consumer Finance–1.12%

Discover Financial Services	75,900	3,598,419
SLM Corp.	10,800	256,392
		3,854,811

Department Stores–0.64%

Macy’s, Inc.	45,900	2,218,806

Diversified Banks–0.30%

Wells Fargo & Co.	25,200	1,021,860

Drug Retail–2.02%

CVS Caremark Corp.	120,600	6,944,148

Fertilizers & Agricultural Chemicals–3.25%

CF Industries Holdings, Inc.	26,800	5,117,728
Monsanto Co.	60,300	6,068,592
		11,186,320

Food Retail–0.07%

Safeway Inc.	11,100	255,411

Home Entertainment Software–1.00%

Activision Blizzard, Inc.	238,600	3,442,998

Home Improvement Retail–0.91%

Home Depot, Inc. (The)	39,700	3,122,802

Household Products–1.47%

Procter & Gamble Co. (The)	65,700	5,043,132

Hypermarkets & Super Centers–2.63%

Wal-Mart Stores, Inc.	121,000	9,055,640

Industrial Conglomerates–4.77%

3M Co.	39,900	4,399,773
General Electric Co.	515,900	12,030,788
		16,430,561

Integrated Oil & Gas–7.14%

Chevron Corp.	60,600	7,438,650
Exxon Mobil Corp.	175,300	15,859,391
Suncor Energy, Inc. (Canada)	42,800	1,297,268
		24,595,309

Integrated Telecommunication Services–3.81%

AT&T Inc.	269,300	9,422,807
Verizon Communications Inc.	76,300	3,699,024
		13,121,831

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Quantitative Core Fund

	Shares	Value

Internet Retail–1.94%

Expedia, Inc.	93,400	$5,366,764
Netflix Inc. (b)	5,750	1,300,937
		6,667,701

Internet Software & Services–2.78%

AOL Inc. (b)	73,400	2,544,044
Google Inc. -Class A (b)	495	430,853
Yahoo! Inc. (b)	250,500	6,588,150
		9,563,047

Investment Banking & Brokerage–1.11%

Goldman Sachs Group, Inc. (The)	3,200	518,656
Morgan Stanley	127,700	3,307,430
		3,826,086

IT Consulting & Other Services–0.09%

International Business Machines Corp.	1,500	312,030

Life & Health Insurance–2.94%

Lincoln National Corp.	191,900	6,843,154
MetLife, Inc.	52,200	2,307,762
Prudential Financial, Inc.	14,000	965,580
		10,116,496

Managed Health Care–0.88%

UnitedHealth Group Inc.	48,200	3,018,766

Multi-Line Insurance–1.10%

American International Group, Inc. (b)	22,600	1,004,796
Assurant, Inc.	11,900	591,906
Hartford Financial Services Group, Inc. (The)	71,200	2,180,856
		3,777,558

Oil & Gas Exploration & Production–1.37%

ConocoPhillips	76,800	4,710,912

Oil & Gas Refining & Marketing–3.16%

HollyFrontier Corp.	56,300	2,786,850
Phillips 66	31,500	2,096,955
Valero Energy Corp.	147,300	5,984,799
		10,868,604

Other Diversified Financial Services–5.40%

Citigroup Inc.	158,100	8,219,619
JPMorgan Chase & Co.	190,200	10,383,018
		18,602,637

Pharmaceuticals–8.87%

Eli Lilly & Co.	127,000	6,751,320
Forest Laboratories, Inc. (b)	21,200	842,700
Johnson & Johnson	48,900	4,116,402
Merck & Co., Inc.	185,200	8,648,840
Pfizer Inc.	373,700	10,175,851
		30,535,113

	Shares	Value

Property & Casualty Insurance–4.06%

Allstate Corp. (The)	102,000	$4,920,480
Berkshire Hathaway Inc. -Class B (b)	41,800	4,768,126
Travelers Cos., Inc. (The)	12,700	1,063,244
XL Group PLC	102,100	3,209,003
		13,960,853

Publishing–0.05%

Gannett Co., Inc.	7,800	167,700

Regional Banks–3.69%

Fifth Third Bancorp	273,600	4,979,520
Huntington Bancshares Inc.	41,900	324,725
KeyCorp	269,100	2,900,898
Regions Financial Corp.	493,900	4,509,307
		12,714,450

Retail REIT’s–0.25%

Simon Property Group, Inc.	5,250	873,810

Semiconductors–1.68%

Cree, Inc. (b)	39,500	2,462,825
First Solar, Inc. (b)	60,800	3,306,304
		5,769,129

Specialized Consumer Services–1.36%

H&R Block, Inc.	160,500	4,697,835

Specialized Finance–0.19%

McGraw Hill Financial, Inc.	6,500	354,575
Moody’s Corp.	4,500	298,980
		653,555

Systems Software–5.99%

Microsoft Corp.	353,900	12,344,032
Oracle Corp.	94,600	3,193,696
Symantec Corp. (b)	227,500	5,093,725
		20,631,453

Tobacco–0.45%

Philip Morris International Inc.	17,100	1,554,561
Total Common Stocks & Other Equity Interests (Cost $263,261,138)		335,153,442

	Principal Amount

U.S. Treasury Bills–0.22%

0.11%, 09/12/13 (Cost $749,764)(c)(d)	$750,000	749,916

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Quantitative Core Fund

	Shares	Value

Money Market Funds–2.45%

Liquid Assets Portfolio –Institutional Class (e)	4,215,583	$4,215,583
Premier Portfolio –Institutional Class (e)	4,215,584	4,215,584
Total Money Market Funds (Cost $8,431,167)		8,431,167
TOTAL INVESTMENTS–100.02% (Cost $272,442,069)		344,334,525
OTHER ASSETS LESS LIABILITIES–(0.02)%		(62,568)
NET ASSETS–100.00%		$344,271,957

Investment Abbreviations:

REIT             —Real Estate Investment Trust

Notes	to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco U.S. Quantitative Core Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco U.S. Quantitative Core Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco U.S. Quantitative Core Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$343,584,609	$--	$--	$343,584,609
U.S. Treasury Securities	--	749,916	--	749,916
	$343,584,609	$749,916	$--	$344,334,525
Futures*	302,051	--	--	302,051
Total Investments	$343,886,660	$749,916	$--	$344,636,576

* Unrealized appreciation.

NOTE 3 -- Derivative Investments

Open Futures Contracts
Long Contracts	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	106	June-2013	$8,633,700	$302,051

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2013 was $175,788,678 and $217,883,861, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$71,601,603
Aggregate unrealized (depreciation) of investment securities	(1,042,290)
Net unrealized appreciation of investment securities	$70,559,313
Cost of investments for tax purposes is $273,775,212.

Invesco U.S. Quantitative Core Fund

Item 2. Controls and Procedures.

(a)	As of May 23, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 30, 2013

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.